    As filed with the Securities and Exchange Commission on December 23, 2004
                                                       1933 Act File No. 2-22019
                                                      1940 Act File No. 811-1241
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933       [ ]
                        POST-EFFECTIVE AMENDMENT NO. 87    [X]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940   [ ]
                               AMENDMENT NO. 60            [X]

                            EATON VANCE GROWTH TRUST
                            ------------------------
                    (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[X] on January 1, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

Asian Small Companies Portfolio, Global Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio and Worldwide Health Sciences Portfolio have also executed this Registration Statement.
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{LOGO}






                             Eaton Vance Asian Small
                                 Companies Fund

         A diversified fund investing in smaller companies based in Asia

                                Prospectus Dated

                                 January 1, 2005



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                       Page                                 Page
--------------------------------------------------------------------------------
Fund Summary                            2       Sales Charges                  9
Investment Objective & Principal                Redeeming Shares              11
  Policies and Risks                    5       Shareholder Account
Management and Organization             6         Features                    12
Valuing Shares                          7       Tax Information               13
Purchasing Shares                       7       Financial Highlights          14
--------------------------------------------------------------------------------


 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

Investment Objective and Principal Strategies. The Fund's investment objective is to seek capital growth. The Fund invests in equity securities of smaller companies located or traded in Asia. The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. It is anticipated that investments in Hong Kong, India or South Korea may exceed 25% of total assets. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts and options.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of Asian small companies. In selecting securities for the Portfolio, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period.

The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Securities markets in the Asian region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the Asian region or neighboring regions, as well as fluctuations in currency exchange rates. The extent of economic development, political stability and market depth of different countries in the Asian region varies widely. Certain Asian region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Asian investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in the economies of such countries as the result of any reversals of economic liberalization, political unrest or changes in trading status. In addition to these risks, the securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.


The value of Fund shares also is sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund's value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. Over the last fiscal year ended August 31, 2004, the Fund held over 75 stocks. Foreign currency exchange contracts and options involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default.


The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance. The returns in the bar chart are for Class A shares for each full calendar year ended December 31, 2003 and do not reflect a sales charge. If the sales charge was reflected, returns would be lower. The table contains the Class A and Class B performance and a comparison of the Fund's performance to the performance of an index of common stocks traded in developed and emerging markets of the Asia Pacific region. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates that the value of your investment will change.

              -26.49%          7.03%           0.15%           85.28%
--------------------------------------------------------------------------------
               2000            2001            2002            2003

During the period from the Fund's inception through December 31, 2003, the highest quarterly total return for Class A was 60.68% for the quarter ended December 31, 1999, and the lowest quarterly return was -16.13% for the quarter ended June 30, 2000. The Fund's year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was -8.99%. For current yield information call 1-800-225-6265.

                                                                                One            Life of
Average Annual Total Return as of December 31, 2003                             Year            Fund
------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                     74.62%         29.23%
Class A Return After Taxes on Distributions                                     73.94%         28.80%
Class A Return After Taxes on Distributions and the Sale of Class A Shares      49.14%         26.00%
Class B Return Before Taxes                                                     79.28%         29.57%
Morgan Stanley Capital International All Country Asia Pacific Index
  (reflects no deduction for fees, expenses or taxes)                           40.38%         0.65%

These returns reflect the maximum sales charge for Class A shares of the Fund (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class
B. Class A commenced operations on March 1, 1999. Life of Fund returns are calculated from March 31, 1999. The Morgan Stanley Capital International All Country (MSCI AC) Asia Pacific Index is a broad-based index of common stocks traded in developed and emerging markets of the Asia Pacific region. Investors cannot invest directly in an Index. (Source for the MSCI AC Index returns:
Thomson Financial)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their originial cost. Performance is for the stated time period only; due to market valatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. In 2003, the Fund's performance benefited significantly from the exceptional performance of Indian and Hong Kong stocks. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                       Class A  Class B
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   (as a percentage of offering price)                            5.75%    None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lower of net
  asset value at time of purchase or time of redemption)          None     5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions   None     None
Redemption Fee (as a percentage of amount redeemed)*              1.00%    None
Excahnge Fee                                                      None     None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)     Class A  Class B
--------------------------------------------------------------------------------
Management Fees                                                   1.25%    1.25%
Distribution and Service (12b-1) Fees                             0.50%    1.00%
Other Expenses                                                    0.75%    0.75%
                                                                  -----    -----
Total Annual Fund Operating Expenses                              2.50%    3.00%

* For shares redeemed or exchanged within three months of the settlement of the purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                        $    814*   $ 1,309    $1,829      $3,248
Class B shares**                      $    803    $ 1,327    $1,777      $3,201

You would pay the following expenses if you did not redeem your shares:

                                      1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                        $    814*   $ 1,309    $1,829      $3,248
Class B shares**                      $    303    $   927    $1,577      $3,201

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

** Reflects the expenses of Class A after eight years because Class B shares convert to Class A shares after eight years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek capital growth. The Fund currently pursues its investment objective by investing in Asian Small Companies Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Asian small companies (a) have a market capitalization of less than $1.5 billion and (b) are located in or have securities which are principally traded in an Asian region country. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with market capitalization that grows over the $1.5 billion level. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India or South Korea may exceed 25% of total assets. As an alternative to investing directly in Asian small companies, the Portfolio may invest in depositary receipts and similar investments. Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of Asian small companies (the "80% policy"). This policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets includes any borrowings for investment purposes.

Securities  of smaller,  less  seasoned  companies,  which may  include  legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions or transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

More than 25% of the Portfolio's total assets may be denominated in any single currency. At times, the portfolio manager may (but is not obligated to) enter into forward currency exchange contracts and options to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Portfolio.

Economies of countries in the Asian Region differ from the U.S. economy in various ways such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian region are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of Portfolio investments. China's governmental actions can have a significant effect on the economic conditions in the Asian region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Investments in countries in the Asian Region can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in Asian
countries   generally  lack  the  social,   political  and  economic   stability
characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

Settlement of securities transactions in many countries in the Asian Region are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2004, the Portfolio paid advisory fees of 0.75% of its average daily net assets.

Kooi Cho Yu is the portfolio manager of the Portfolio since April, 2004. Ms. Yu joined Lloyd George in 2001, where she also manages institutional accounts. Prior to joining Lloyd George, she was a Director of DBS Asset Management.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage over $5 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2004, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets. For the same period, Eaton Vance earned administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES


The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their value (plus a sales charge for Class A), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Board of Trustees has adopted procedures for valuing Portfolio investments and has delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, including if events occur after the close of a foreign securities market and before the Portfolio values its assets that would materially affect net asset value. In addition, for foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed. Eaton Vance has established a Valuation Committee that oversees the valuation of Portfolio investments.


PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.


If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

Because the Portfolio invests its assets in foreign securities, it may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Portfolio, such as restricted securities and certain small-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). The Portfolio has procedures authorizing the investment adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuing Shares"). The use of fair value pricing, the redemption fee applicable to Class A shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likley to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;
     * the sales charge and total operating expenses associated with owning each class; and

     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase. Class A shares pay distribution fees equal to 0.50% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B

     CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.


Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance Funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

SALES CHARGES

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                     Sales Charge*                Sales Charge*          Dealer Commission
                                   as Percentage of           as Percentage of Net      as a Percentage of
Amount of Purchase                  Offering Price              Amount Invested           Offering Price
---------------------------------------------------------------------------------------------------------------
Less than $50,000                       5.75%                       6.10%                     5.00%
$50,000 but less than $100,000          4.75%                       4.99%                     4.00%
$100,000 but less than $250,000         3.75%                       3.90%                     3.00%
$250,000 but less than $500,000         3.00%                       3.09%                     2.50%
$500,000 but less than $1,000,000       2.00%                       2.04%                     1.75%
$1,000,000 or more                      0.00**                      0.00**               See Below

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.


For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.


The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership  of shares  included  under the  right of  accumulation  (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).


     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.


Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.


Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase  CDSC     The CDSC is based on the lower of
---------------------------------------     the net asset value at the time of
First or Second                     5%      purchase or at the time  of
Third                               4%      redemption. Shares acquired through
Fourth                              3%      the reinvestment of distributions
Fifth                               2%      are exempt from the CDSC.
Sixth                               1%      Redemptions are made first from
Seventh or following                0%      shares that are not subject to a
                                            CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.


CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262- 1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee to the principal underwriter of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% of average daily net assets on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets to the principal underwriter annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares.


Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for more than twelve months. After the sale of Class B shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.


REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 per account (which may
                        include shares of one or more Eaton Vance funds) by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time).
                        Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains are reinvested in additional  shares.
               This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains are paid in cash.

  *Exchange
   Option      Dividends  and/or  capital  gains are  reinvested  in  additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may be mailed the following:

     * Semiannual and Annual Reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.

     *    Special notices about significant events affecting your Fund.

The Fund will file with the Securities and Exchange Commission ("SEC") a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Class A shares within three months of settlement of purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations. The Fund's distributions will be taxable whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                    Year Ended August 31,
                                                         ---------------------------------------------------------------------------
                                                                 2004(1)                    2003(1)                  2002(1)
                                                         ---------------------------------------------------------------------------
                                                         Class A*      Class B       Class A*     Class B      Class A*    Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                      $28.610       $18.200       $21.850      $13.980      $18.190     $11.700
                                                         ---------     ---------     ---------    ---------    ---------   ---------

Income (loss) from operations
Net investment income (loss)                             $(0.064)      $(0.118)      $ 0.437      $ 0.129      $(0.253)    $(0.204)
Net realized and unrealized gain (loss)                    4.030         2.566         6.323        4.091        3.913       2.484
                                                         ---------     ---------     ---------    ---------    ---------   ---------
Total income (loss) from operations                      $ 3.966       $ 2.448       $ 6.760      $ 4.220      $ 3.660     $ 2.280
                                                         ---------     ---------     ---------    ---------    ---------   ---------

Less distributions
From net investment income                               $(0.142)      $(0.065)      $    --      $    --      $    --     $    --
From net realized gain                                    (0.645)       (0.645)           --           --           --          --
                                                         ---------     ---------     ---------    ---------    ---------   ---------
Total distributions                                      $(0.787)      $(0.710)      $    --      $    --      $    --     $    --
                                                         ---------     ---------     ---------    ---------    ---------   ---------

Redemption fees                                          $ 0.011       $ 0.002       $ 0.017      $    --      $    --     $    --
Net asset value - End of year                            $31.800       $19.940       $28.610      $18.200      $21.850     $13.980
                                                         =========     =========     =========    =========    =========   =========
Total return(3)                                            13.69%        13.15%        30.94%       30.19%       20.12%      19.49%

Ratios/Supplemental Data +
Net assets, end of year (000's omitted)                  $29,002       $ 7,938       $15,121      $ 2,346      $ 2,349     $   853
Ratios (as a percentage of average daily net assets):
  Net expenses(4)                                           2.50%         3.00%         2.47%        2.97%        2.52%       3.03%
  Net expenses after custodian fee reduction(4)             2.50%         3.00%         2.47%        2.97%        2.49%       3.00%
  Net investment income (loss)                             (0.19)%       (0.56)%        1.93%        0.91%       (1.13)%     (1.40)%
Portfolio turnover of the Portfolio                          120%          120%          112%         112%          83%         83%
+(6) The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee as well as an allocation of expenses to the Distributor.  Had such action not been taken, the ratios would have been as follows:
Ratios (as a percentage of average daily net assets):
  Expenses(4)                                                                           3.54%        4.06%        7.41%       6.64%
  Expenses after custodian fee reduction(4)                                             3.54%        4.06%        7.38%       6.61%
  Net investment income (loss)                                                          0.86%       (0.18)%      (6.02)%     (5.01)%
Net investment income (loss) per share                                               $ 0.195      $(0.026)     $(1.348)    $ (0.730)

                                                                         Year Ended August 31,
                                                      --------------------------------------------------------
                                                                 2001(1)                      2000
                                                      --------------------------------------------------------
                                                         Class A*      Class B       Class A*    Class B(2)
--------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                      $24.130       $16.070       $15.840      $11.700
                                                         ---------     ---------     ---------    ---------

Income (loss) from operations
Net investment income (loss)                             $(0.268)      $(0.234)      $(0.322)     $(0.345)
Net realized and unrealized gain (loss)                   (4.632)       (3.096)        8.660        4.715
                                                         ---------     ---------     ---------    ---------
Total income (loss) from operations                      $(4.900)      $(3.330)      $ 8.338      $ 4.370
                                                         ---------     ---------     ---------    ---------

Less distributions
From net investment income                               $    --       $    --       $(0.048)     $    --
From net realized gain                                    (1.040)       (1.040)           --           --
                                                         ---------     ---------     ---------    ---------
Total distributions                                      $(1.040)      $(1.040)      $(0.048)     $    --
                                                         ---------     ---------     ---------    ---------

Redemption fees                                          $    --       $    --       $    --      $    --
Net asset value - End of year                            $18.190       $11.700       $24.130      $16.070
                                                         =========     =========     =========    =========
Total return(3)                                           (20.89)%      (21.64)%       52.65%       37.35%

Ratios/Supplemental Data +
Net assets, end of year (000's omitted)                  $   340       $    14       $ 1,723      $    47
Ratios (as a percentage of average daily net assets):
  Net expenses(4)                                           2.78%         3.28%         2.70%        2.77%(5)
  Net expenses after custodian fee reduction(4)             2.50%         3.00%         2.49%        2.56%(5)
  Net investment income (loss)                             (1.38)%       (1.88)%       (1.66)%      (1.59)%(5)
Portfolio turnover of the Portfolio                          109%          109%          112%         112%
+(6) The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee as well as an allocation of expenses to the Distributor.  Had such action not been taken, the ratios would have been as follows:
Ratios (as a percentage of average daily net assets):
  Expenses(4)                                               7.84%        10.80%         6.67%        4.81%(5)
  Expenses after custodian fee reduction(4)                 7.56%        10.52%         6.46%        4.60%(5)
  Net investment income (loss)                             (6.44)%       (9.40)%       (5.63)%      (3.63)%(5)
Net investment income (loss) per share                   $(1.251)      $(1.170)      $(1.092)     $(0.788)


(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) For the period from the commencement of the offering of Class B shares, October 8, 1999 to August 31, 2000.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of its Portfolio's allocated expenses.
(5)  Annualized.

(6)  A contractual reimbursement was discontinued effective September 1, 2003.
* Certain prior year amounts have been reclassed to conform to the current year presentation.

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More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122




The Fund's SEC File No. is 811-1241.                                         ACP


137-1/05                                         (c) 2005 Eaton Vance Management

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                                   Eaton Vance
                            Greater China Growth Fund

              A non-diversified fund investing in the China Region

                                Prospectus Dated

                                 January 1, 2005



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                       Page                                 Page
--------------------------------------------------------------------------------
Fund Summary                            2       Sales Charges                  9
Investment Objective & Principal                Redeeming Shares              11
  Policies and Risks                    5       Shareholder Account
Management and Organization             6         Features                    11
Valuing Shares                          6       Tax Information               13
Purchasing Shares                       7       Financial Highlights          14
--------------------------------------------------------------------------------


 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

Investment Objective and Principal Strategies. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in the China region.

The investment adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts.


The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund.


Principal Risk Factors. Securities markets in the China region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the China region or neighboring regions, as well as fluctuations in currency exchange rates. The extent of economic development, political stability and market depth of different countries in the China region varies widely. Certain China region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Greater China investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in China's economy as the result of any reversals of economic liberalization, political unrest or changes in China's trading status.

The value of Fund shares also is sensitive to stock market volatility. If there is a decline in the value of publicly-traded stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. Foreign currency exchange contracts involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default.

As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance. The returns in the bar chart are for Class A shares for each full calendar year ended December 31, 2003 and do not reflect a sales charge. If the sales charge was reflected, returns would be lower. The table contains the Class A, Class B and Class C performance and a comparison of the Fund's performance to the performance of two indicies of stocks traded in the Asian markets. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -20.89%  3.53%   15.85% -24.86% -21.93%  60.47% -19.90% -17.36% -16.31%  53.88%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class A was 35.86% for the quarter ended June 30, 1999, and the lowest quarterly return was -33.39% for the quarter ended December 31, 1997. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 3.15%. For current yield information call 1-800-225-6265.

                                                                                        One       Five       Ten
Average Annual Total Return as of December 31, 2003                                     Year      Years      Years
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                             45.01%    5.21%     -3.26%
Class A Return After Taxes on Distributions                                             44.89%    5.19%     -3.48%
Class A Return After Taxes on Distributions and the Sale of Class A Shares              29.25%    4.48%     -2.72%
Class B Return Before Taxes                                                             47.90%    5.45%     -3.18%
Class C Return Before Taxes                                                             51.99%    5.69%     -3.26%
Morgan Stanley Capital International Golden Dragon Index (reflects no deduction
  for fees, expenses or taxes)                                                          48.41%    3.07%       N/A
Morgan Stanley Capital International All Country Far East Free Ex-Japan Index
  (reflects no deduction for fees, expenses or taxes)                                   44.51%    5.56%       N/A

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. The Class B and Class C performance shown above for the period prior to June 7, 1993 and December 28, 1993, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). Class A commenced operations on October 28, 1992. Life of Fund returns are calculated from October 31, 1992. Effective August 2003, the Fund's primary benchmark index was changed from the Morgan Stanley Capital International All Country Far East Free Ex-Japan Index (MSCI AC) to the Morgan Stanley Capital International Golden Dragon Index (MSCI Golden Dragon). The MSCI Golden Dragon is a broad-based index of common stocks traded in China, Hong Kong and Taiwan. The MSCI AC is an unmanaged index of stocks in developed and emerging markets which are open to foreign investment in the Far East (excluding Japan). The investment adviser believes that the MSCI Golden Dragon more accurately reflects the Fund's investment universe. Investors cannot invest directly in an Index. (Source for the MSCI AC and MSCI Golden Dragon Indicies returns: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)             Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  (as a percentage of offering price)                  5.75%     None     None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lower of net
  asset value at time of purchase or time
  of redemption)                                       None      5.00%    1.00%
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                             None      None     None
Redemption Fee (as a percentage of
  amount redeemed)*
Exchange Fee                                           None      None     None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund and Portfolio assets)                           Class A  Class B   Class C
--------------------------------------------------------------------------------
Management Fees                                        1.25%     1.25%    1.25%
Distribution and Service (12b-1) Fees                  0.50%     1.00%    1.00%
Other Expenses                                         0.92%     0.92%    0.92%
                                                       -----     -----    -----
Total Annual Fund Operating Expenses                   2.67%     3.17%    3.17%

* For shares redeemed or exchanged within three months of the settlement of the purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $  830*   $ 1,357    $ 1,909      $ 3,405
Class B shares**                     $  820    $ 1,377    $ 1,859      $ 3,361
Class C shares                       $  420    $   977    $ 1,659      $ 3,476


You would pay the following expenses if you did not redeem your shares:


                                     1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $  830*   $ 1,357    $ 1,909      $ 3,405
Class B shares**                     $  320    $   977    $ 1,659      $ 3,361
Class C shares                       $  320    $   977    $ 1,659      $ 3,476

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

** Reflects the expenses of Class A after eight years because Class B shares convert to Class A shares after eight years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS


The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Greater China Growth Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The Portfolio invests in a carefully selected and continuously managed portfolio consisting primarily of common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of China. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. While the investment adviser expects that most of the securities held by the Portfolio will be traded in securities markets within the China region, some could be traded outside the region. The Portfolio may invest up to 20% of its net assets outside the China region. As an alternative to investing directly in securities of companies located in the China region, the Portfolio may invest in depositary receipts and similar investments. Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of companies located in the China region (the "80% policy"). This policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.


The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of the Portfolio's total assets may be denominated in any single currency. At times, the portfolio manager may (but is not obligated to) enter into forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Portfolio.

Economies of countries in the China region differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of Portfolio investments. China's governmental actions can have a significant effect on the economic conditions in the China region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2004, the Portfolio paid advisory fees of 0.75% of its average daily net assets.

Pamela Chan is the portfolio manager of the Portfolio (since April, 2002). Ms. Chan has been employed by Lloyd George for more than five years and serves as a Director.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage over $5 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2004, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their value (plus a sales charge for Class A shares), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Board of Trustees has adopted procedures for valuing Portfolio investments and has delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, including if events occur after the close of a foreign securities market and before the Portfolio values its assets that would materially affect net asset value. In addition, for foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed. Eaton Vance has established a Valuation Committee that oversees the valuation of Portfolio investments.


PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.


If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

Because the Portfolio invests its assets in foreign securities, it may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Portfolio, such as restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). The Portfolio has procedures authorizing the investment adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuing Shares"). The use of fair value pricing, the redemption fee applicable to Class A shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likley to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;
     * the sales charge and total operating expenses associated with owning each class; and

     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase. Class A shares pay distribution fees equal to 0.50% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance Funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

SALES CHARGES

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                          Sales Charge*            Sales Charge*         Dealer Commission
                                        as Percentage of        as Percentage of Net    as a Percentage of
Amount of Purchase                      Offering Price            Amount Invested         Offering Price
----------------------------------------------------------------------------------------------------------
Less than $50,000                           5.75%                     6.10%                   5.00%
$50,000 but less than $100,000              4.75%                     4.99%                   4.00%
$100,000 but less than $250,000             3.75%                     3.90%                   3.00%
$250,000 but less than $500,000             3.00%                     3.09%                   2.50%
$500,000 but less than $1,000,000           2.00%                     2.04%                   1.75%
$1,000,000 or more                          0.00**                    0.00**             See Below

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.


For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.


The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Shares Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership  of shares  included  under the  right of  accumulation  (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).


     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.


Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries, tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.


Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase CDSC The CDSC is based on the lower of the --------------------------------------- net asset value at the time of
First or Second                     5%   purchase or at the time  of redemption.
Third                               4%   Shares acquired  through  the
Fourth                              3%   reinvestment  of  distributions  are
Fifth                               2%   exempt from the CDSC. Redemptions are
Sixth                               1%   made first from shares that are not
Seventh or following                0%   subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.


CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.


Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee to the principal underwriter of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% of average daily net assets on shares outstanding for more than twelve months. Class B shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.


Both Classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for twelve months. In the case of Class B shares, the principal underwriter receives the service fee the first year. Thereafter, and with respect to the Class A and Class C service fees, service fees generally are paid to investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 per account (which may
                        include shares of one or more Eaton Vance funds) by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time).
                        Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains are reinvested in additional  shares.
               This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains are paid in cash.

  *Exchange
   Option      Dividends  and/or  capital  gains are  reinvested  in  additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may be mailed the following:

     * Semiannual and Annual Reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.

     *    Special notices about significant events affecting your Fund.

The Fund will file with the Securities and Exchange Commission ("SEC") a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Class A Shares within three months of settlement of purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.


Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. The Fund expects its distributions will consist primarily of capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations. The Fund's distributions will be taxable whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Under cetain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                    Year Ended August 31,
                                                     -------------------------------------------------------------------------------
                                                                     2004(1)                                  2003(1)
                                                     -------------------------------------------------------------------------------
                                                        Class A      Class B       Class C       Class A      Class B      Class C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                     $10.210      $ 8.930       $ 6.060       $ 8.310      $ 7.320      $ 4.970
                                                        ---------    ---------     ---------     ---------    ---------    ---------

Income (loss) from operations
Net investment income (loss)                            $ 0.104      $(0.105)      $    --(4)    $ 0.026      $(0.016)     $(0.008)
Net realized and unrealized gain (loss)                   1.761        1.680         1.060         1.862        1.626        1.098
                                                        ---------    ---------     ---------     ---------    ---------    ---------
Total income (loss) from operations                     $ 1.865      $ 1.575       $ 1.060       $ 1.888      $ 1.610      $ 1.090
                                                        ---------    ---------     ---------     ---------    ---------    ---------

Less distributions
From net investment income                              $(0.028)     $    --       $    --       $    --      $    --      $    --
                                                        ---------    ---------     ---------     ---------    ---------    ---------
Total distributions                                     $(0.028)     $    --       $    --       $    --      $    --      $    --
                                                        ---------    ---------     ---------     ---------    ---------    ---------

Redemption fees                                         $ 0.023      $ 0.035       $ 0.020       $ 0.012      $    --      $    --
                                                        ---------    ---------     ---------     ---------    ---------    ---------
Net asset value - End of year                           $12.070      $10.540       $ 7.140       $10.210      $ 8.930      $ 6.060
                                                        =========    =========     =========     =========    =========    =========
Total return(2)                                           18.51%       18.03%        17.82%        22.86%       21.99%       21.93%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                 $70,923      $13,365       $11,026       $30,892      $37,282      $ 3,672
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                              2.67%        3.17%         3.17%         3.07%        3.57%        3.57%
  Expenses after custodian fee reduction(3)                2.55%        3.05%         3.05%         2.87%        3.37%        3.37%
  Net investment income (loss)                             0.88%       (1.02)%       (0.01)%        0.31%       (0.22)%      (0.15)%
Portfolio Turnover of the Portfolio                         124%         124%          124%          114%         114%         114%

                                                                Year Ended August 31,
                                                   --------------------------------------------
                                                                      2002(1)
                                                   --------------------------------------------
                                                        Class A      Class B       Class C
-----------------------------------------------------------------------------------------------
Net asset value - Beginning of year                     $ 8.630      $ 7.660       $ 5.210
                                                        ---------    ---------     ---------

Income (loss) from operations
Net investment income (loss)                            $(0.042)     $(0.078)      $(0.049)
Net realized and unrealized gain (loss)                  (0.278)      (0.262)       (0.191)
                                                        ---------    ---------     ---------
Total income (loss) from operations                     $(0.320)     $(0.340)      $(0.240)
                                                        ---------    ---------     ---------

Less distributions
From net investment income                              $    --      $    --       $    --
                                                        ---------    ---------     ---------
Total distributions                                     $    --      $    --       $    --
                                                        ---------    ---------     ---------
Redemption fees                                         $    --      $    --       $    --
                                                        ---------    ---------     ---------
Net asset value - End of year                           $ 8.310      $ 7.320       $ 4.970
                                                        =========    =========     =========
Total return(2)                                           (3.71)%      (4.44)%       (4.61)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                 $25,091      $32,946       $ 2,897
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                              2.68%        3.18%         3.18%
  Expenses after custodian fee reduction(3)                2.37%        2.87%         2.87%
  Net investment income (loss)                            (0.46)%      (0.96)%       (0.89)%
Portfolio Turnover of the Portfolio                         155%         155%          155%

                                                   (See footnotes on last page.)

                                                                                   Year Ended August 31,
                                                      ------------------------------------------------------------------------------
                                                                     2001(1)                                  2000(1)
                                                      ------------------------------------------------------------------------------
                                                        Class A      Class B       Class C       Class A      Class B      Class C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                     $14.190      $12.710       $ 8.640       $11.400      $10.260      $ 6.980
                                                        ---------    ---------     ---------     ---------    ---------    ---------

Income (loss) from operations
Net investment income (loss)                            $(0.045)     $(0.092)      $(0.063)      $(0.069)     $(0.120)     $(0.083)
Net realized and unrealized gain (loss)                  (5.515)      (4.958)       (3.367)        2.859        2.570        1.743
                                                        ---------    ---------     ---------     ---------    ---------    ---------
Total income (loss) from operations                     $(5.560)     $(5.050)      $(3.430)      $ 2.790      $ 2.450      $ 1.660
                                                        ---------    ---------     ---------     ---------    ---------    ---------
Net asset value - End of year                           $ 8.630      $ 7.660       $ 5.210       $14.190      $12.710      $ 8.640
                                                        =========    =========     =========     =========    =========    =========
Total return(2)                                          (39.18)%     (39.73)%      (39.70)%       24.47%       23.88%       23.78%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                 $31,649      $41,907       $ 3,489       $66,428      $90,742      $ 8,851
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                              2.42%        2.93%         2.92%         2.30%        2.77%        2.80%
  Expenses after custodian fee reduction(3)                2.20%        2.71%         2.70%         2.08%        2.55%        2.58%
  Net investment loss                                     (0.40)%      (0.91)%       (0.91)%       (0.51)%      (0.97)%      (0.99)%
Portfolio Turnover of the Portfolio                          35%          35%           35%           34%          34%          34%


(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Equal to less than $0.001 per share.

{LOGO}





More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122




The Fund's SEC File No. is 811-1241.                                         CGP





139-1/05                                         (c) 2005 Eaton Vance Management

LOGO














                                   Eaton Vance
                               Global Growth Fund
           A diversified global fund seeking long-term capital growth

                                   Eaton Vance
                                   Growth Fund
           A diversified fund for investors seeking growth of capital

                                Prospectus Dated

                                 January 1, 2005




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS

Fund Summaries............................................................... 3

   Global Growth Fund........................................................ 4

   Growth Fund............................................................... 6

Investment Objectives & Principal Policies and Risks......................... 8

Management and Organization.................................................. 9

Valuing Shares...............................................................10

Purchasing Shares............................................................10

Sales Charges................................................................13

Redeeming Shares.............................................................15

Shareholder Account Features.................................................15

Tax Information..............................................................17

Financial Highlights.........................................................18

   Global Growth Fund........................................................18

   Growth Fund...............................................................20

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Global Growth Fund. The investment objective of Global Growth Fund (fomerly known as Eaton Vance Information Age Fund) is to seek long-term capital growth. The Fund invests primarily in common stocks of companies expected to grow in value. Approximately 40% to 60% of the Fund's total assets is managed by Lloyd George Investment Management (Bermuda) Limited, which invests in foreign securities, including securities issued by companies in emerging markets. The balance of the Fund's total assets is managed by Boston Management and Research, which invests in North American securities. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. Because of the dynamic nature of many portfolio companies, trading may be more frequent than for mutual funds focusing only on established companies located in only one country. The Fund may at times engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance return or as a substitute for the purchase or sale of securities.

Eaton Vance Growth Fund. Growth Fund's investment objective is to achieve capital growth. A secondary consideration is investment income. The Fund invests primarily in common stocks of U.S. growth companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its net assets in foreign companies. The Fund may at times engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance return or as a substitute for the purchase or sale of securities.

Each Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors

The value of each Fund's shares is sensitive to stock market volatility. Moreover, the stocks in which the Funds invest may be more volatile than the stock market as a whole. If there is a decline in the value of publicly-traded stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because both Funds can invest a portion of assets in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks can be significant. The securities of smaller companies are sometimes subject to greater price fluctuation and investment risk than securities of more established companies.

Derivative transactions are subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movement.

Neither Fund is a complete investment program and you may lose money by investing. Shareholders should invest for the long term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         Eaton Vance Global Growth Fund

Performance Information. The following bar chart and table provide information about Global Growth Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison of the Fund's performance to the performance of a global index of equity securities. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

13.61%   16.86%   21.91%   82.55%   -17.79%   -21.43%   -21.58%   28.34%
------   ------   ------   ------   -------   -------   -------   ------
1996     1997     1998     1999     2000      2001      2002      2003

During the period from December 31, 1995 through December 31, 2003, the highest quarterly total return for Class B was 42.96% for the quarter ended December 31, 1999, and the lowest quarterly return was -17.78% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was -1.91%.

                                                                                         One            Five          Life of
Average Annual Total Return as of December 31, 2003                                      Year           Years           Fund
----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                             21.50%          2.83%          8.45%
Class B Return Before Taxes                                                             23.34%          3.14%          8.60%
Class B Return After Taxes on Distributions                                             23.34%          2.15%          7.30%
Class B Return After Taxes on Distributions and the Sale of Class B Shares              15.17%          2.33%          6.91%
Class C Return Before Taxes                                                             27.37%          3.46%          8.61%
Morgan Stanley Capital International World Index (reflects no deduction for
  fees, expenses or taxes)                                                              33.11%         -0.77%          6.23%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. The Class C performance shown above for the period prior to November 22, 1995 is the performance of Class B Shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the classes). Class A and Class B shares commenced operations on September 18, 1995. Life of Fund returns are calculated from September 30, 1995. The MSCI World Index is an unmanaged index of global stocks. Investors cannot invest directly in an Index. (Source: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. During 1999, the Fund's performance benefited significantly from certain telecommunications stocks. This performance is not typical and may not be repeated. Prior to January 1, 2004, the Fund invested primarily in information age companies. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees  (fees paid directly from your investment)                          Class A     Class B     Class C
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                        5.75%      None        None
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset
  value at time of purchase or redemption)                                             None       5.00%       1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                        None       None        None
Redemption Fee (as a percentage of amount redeemed)*                                   1.00%      None        None
Exchange Fee                                                                           None       None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund
and Portfolio assets)                                                                Class A     Class B     Class C
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                        1.25%      1.25%       1.25%
Distribution and Service (12b-1) Fees                                                  0.50%      1.00%       1.00%
Other Expenses                                                                         0.69%      0.69%       0.69%
                                                                                       -----      ------      -----
Total Annual Fund Operating Expenses                                                   2.44%      2.94%       2.94%

* Shares are subject to a redemption fee if they are redeemed or exchanged within three months of the settlement of the purchase.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------
Class A shares              $808*      $1,292     $1,801      $3,192
Class B shares**            $797       $1,310     $1,748      $3,144
Class C shares              $397       $  910     $1,548      $3,261

You would pay the following expenses if you did not redeem your shares:

                           1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------
Class A shares              $808       $1,292     $1,801      $3,192
Class B shares**            $297       $  910     $1,548      $3,144
Class C shares              $297       $  910     $1,548      $3,261

 * Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.
 ** Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

                             Eaton Vance Growth Fund

Performance Information. The following bar chart and table provide information about Growth Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison of the Fund's performance to the performance of a broad-based index of domestic common stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-4.41%  29.23%  18.24%  28.53%  18.31%  4.49%  -10.07%  -11.05%  -26.71%  36.65%
------  ------  ------  ------  ------  -----  -------  -------  -------  ------
 1994    1995    1996    1997    1998    1999   2000     2001     2002     2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was -23.27% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was -0.16%.

                                                                               One       Five        Ten
Average Annual Total Return as of December 31, 2003                            Year      Years       Years
-------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                   28.74%     -4.63%     5.77%
Class A Return After Taxes on Distributions                                   28.74%     -5.59%     3.77%
Class A Return After Taxes on Distributions and the Sale of Class A Shares    18.68%     -3.97%     4.30%
Class B Return Before Taxes                                                   30.65%     -4.62%     5.60%
Class C Return Before Taxes                                                   34.59%     -4.31%     5.03%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)             28.67%     -0.57%     11.06%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the periods prior to September 13, 1994 and November 7, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an index. (Source: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees  (fees paid directly from your investment)                      Class A     Class B     Class C
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                   5.75%       None        None
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net
  asset value at time of purchase or redemption)                                  None        5.00%       1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                   None        None        None
Exchange Fee                                                                      None        None        None


Annual Fund Operating Expenses (expenses that are deducted from Fund and
Portfolio assets)                                                                Class A     Class B     Class C
------------------------------------------------------------------------------------------------------------------
Management Fees                                                                   0.625%      0.625%      0.625%
Distribution and Service (12b-1) Fees                                              n/a        1.000%      1.000%
Other Expenses*                                                                   0.635%      0.385%      0.385%
                                                                                  ------      ------      ------
Total Annual Fund Operating Expenses                                              1.260%      2.010%      2.010%

* Other Expenses for Class A includes a 0.25% service fee paid pusuant to a Service Plan.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------
Class A shares            $696       $  952      $1,227      $2,010
Class B shares*           $704       $1,030      $1,283      $2,144
Class C shares            $304       $  630      $1,083      $2,338

You would pay the following expenses if you did not redeem your shares:

                         1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------
Class A shares            $696       $952        $1,227      $2,010
Class B shares*           $204       $630        $1,083      $2,144
Class C shares            $204       $630        $1,083      $2,338

* Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

Global Growth Fund. Global Growth Fund's investment objective is to seek long-term capital growth. The Fund currently seeks to meet its investment objective by investing in Global Growth Portfolio (formerly known as Information Age Portfolio), a separate open-end investment company that has the same objective and policies as the Fund. The Fund's objective and policies may be changed without shareholder approval. There is no present intention to make any such change and any proposed material change in investment objective will be submitted to shareholders for their approval.

Global Growth Portfolio invests in a global and diversified portfolio of common stocks of companies expected to grow in value over time. Global Growth Portfolio may invest in securities of both established and emerging companies operating in developed and emerging economies. To reduce risk, the portfolio managers normally diversify investments by capitalization, geographical location and industry. The Portfolio does not concentrate in any one industry. A portfolio manager may use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, a portfolio manager may utilize the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential for price appreciation, risk/return, and the mix of securities in the Portfolio. Many of these considerations are subjective. A portfolio manager generally will sell a stock when he/she believes it has attained its optimum value. Therefore, Global Growth Portfolio's annual portfolio turnover rate may exceed 100%.

Global Growth Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than for larger, more established companies.

Growth Fund. Growth Fund's investment objective is to achieve capital growth. A secondary consideration is investment income. The Fund currently seeks to meet its investment objective by investing in Growth Portfolio, a separate open-end investment company that has the same objective and policies as the Fund. The Fund's investment objective may not be changed without shareholder approval. The Fund's policies may be changed by the Trustees without shareholder approval.

Growth Portfolio invests in a carefully selected portfolio consisting primarily of common stocks of U.S. companies that are expected to grow at a rate that exceeds that of the overall U.S. economy. The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which the portfolio manager believes will grow in value over time. In making investment decisions, the portfolio manager may utilize the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Portfolio and, secondarily, long-term dividend prospects). Many of these considerations are subjective. Growth Portfolio normally invests in a variety of industries, which may reduce risk.

Growth Portfolio may invest in dividend-paying stocks to achieve the secondary consideration of investment income. However, growth stocks typically do not pay dividends. Growth Fund's ability to distribute income to shareholders depends on the yields available on common stocks and Fund (and class) expenses. If Fund
(and class) expenses exceed income, Fund shareholders will not receive distributions.

Common Investment Practices. Derivative instruments (such as futures contracts and options thereon and options on securities, currencies and securities indices) may be used by each Portfolio to enhance returns, to protect against price declines or as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by each Portfolio. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

The annual portfolio turnover rate of each Portfolio may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Global Growth Fund invests approximately 40% to 60% of total assets and Growth Fund may invest up to 25% of net assets in foreign securities, including securities issued by companies in emerging markets. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Currency exchange rates may fluctuate significantly over short periods of time causing a Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to either Portfolio's limitation on investing in foreign securities.

In addition to investing in common stocks, each Portfolio may invest in pooled investment vehicles, including interests in exchange-traded funds. When so invested, a Fund will bear any expenses of the investment in addition to Portfolio expenses.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Neither Portfolio will purchase additional investment securities while its outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with a Fund's investment objective. While temporarily invested, a Portfolio may not achieve its investment objective. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Boston Management and Research ("BMR"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, and Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong, are the co-investment advisers of Global Growth Portfolio. BMR is the investment adviser of Growth Portfolio. Each investment adviser manages Portfolio investments. Eaton Vance Management ("Eaton Vance") manages Global Growth Fund and serves as administrator to the Global Growth Portfolio and Growth Fund.

Arieh Coll and Jacob Rees-Mogg are the portfolio managers of Global Growth Portfolio (Mr. Coll since January 2004 and Mr. Rees-Mogg since it commenced operations) and Mr. Coll is the portfolio manager of Growth Portfolio (since January 2000). Mr. Coll manages other Eaton Vance equity portfolios and has been a Vice President of Eaton Vance and BMR since joining Eaton Vance in January 2000. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst. Mr. Rees-Mogg is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than five years.

BMR and Lloyd George receive a monthly advisory fee, to be divided equally between them, of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of Global Growth Portfolio up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2004, Global Growth Portfolio paid advisory fees of 0.75% of its average daily net assets.

Under its investment advisory agreement with Growth Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to and including $300 million, and 1/ 24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended August 31, 2004, Growth Portfolio paid BMR advisory fees equivalent to 0.625% of its average daily net assets.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage over $5 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of Global Growth Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of Global Growth Fund. Eaton Vance serves as the administrator of Global Growth Portfolio and Growth Fund, providing the Portfolio and Fund with administrative services and related office facilities. For its services as manager of Global Growth Fund and administrator of Global Growth Portfolio, Eaton Vance receives a monthly fee from the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2004, Eaton Vance earned management fees of 0.25% of the average daily net assets of Global Growth Fund and administration fees of 0.25% of the average daily net assets of Global Growth Portfolio. Eaton Vance does not currently receive a fee for serving as administrator of Growth Fund. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their value (plus a sales charge for Class A). When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Board of Trustees has adopted procedures for valuing Portfolio investments and has delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Portfolio values its assets that would materially affect net asset value. In addition, for foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of Portfolio investments.

PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments in Class A, B and C shares of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and class of shares with each investment.

You may make automatic investments in Class A, B and C shares of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Portfolio, such as restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). In addition, because a Portfolio may invest a portion of its assets in foreign securities, it may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. Each Portfolio has procedures authorizing the investment adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuing Shares"). The use of fair value pricing, the redemption fee applicable to Class A shares of Global Growth Fund, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likley to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

 *   how long you expect to own your shares;
 *   how much you intend to invest;
 * the sales charge and total operating expenses associated with owning each class; and

 * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares of Global Growth Fund are subject to a 1% redemption fee if redeemed within three months of settlement of purchase. Class A shares of Global Growth Fund pay distribution fees equal to 0.50% annually of average daily net assets on shares outstanding for 12 months or less and distribution and service fees each equal to 0.25% annually of average daily net assets on shares outstanding for more than 12 months. Class A shares of Growth Fund pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns paid by Class B and C shares because Class A has lower annual expenses than those Classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance Funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

SALES CHARGES

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                          Sales Charge*            Sales Charge*          Dealer Commission
                                         as Percentage of      as Percentage of Net      as a Percentage of
Amount of Purchase                        Offering Price         Amount Invested           Offering Price
-------------------------------------------------------------------------------------------------------------------
Less than $50,000                             5.75%                   6.10%                    5.00%
$50,000 but less than $100,000                4.75%                   4.99%                    4.00%
$100,000 but less than $250,000               3.75%                   3.90%                    3.00%
$250,000 but less than $500,000               3.00%                   3.09%                    2.50%
$500,000 but less than $1,000,000             2.00%                   2.04%                    1.75%
$1,000,000 or more                            0.00**                  0.00**                 See Below

 * Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

 ** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund; however, shares of Global Growth Fund are subject to a 1% redemption fee if they are redeemed or exchanged within the three months of the settlement of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase       CDSC
-------------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under "Distribution and Service Fees" below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Distribution and Service Fees. Each Class of shares of Global Growth Fund and Class B and Class C shares of Growth Fund have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares of Global Growth Fund pay distribution fees to the principal underwriter of 0.50% of Class A average daily net assets on shares outstanding for 12 months or less, and 0.25% on shares outstanding for more than 12 months. Class B and Class C shares of each Fund pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.

All classes pay service fees to the principal underwriter for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares of Global Growth Fund pay service fees on shares outstanding for more than 12 months and such fees are paid to investment dealers based on the value of shares sold by such dealers. After the sale of Class B and Class C shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to  $100,000  per  account  (which may  include shares of one or more Eaton Vance  funds) by calling the transfer agent at  1-800-262-1122  on Monday through Friday,  9:00 a.m. to
               4:00 p.m. (eastern time).  Proceeds of a telephone redemption can
               be  mailed   only  to  the  account   address.   Shares  held  by
               corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

Class A shares of Global Growth Fund are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

 * Full Reinvest Option. Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
 * Partial Reinvest Option. Dividends are paid in cash and capital gains are reinvested in additional shares.
 *   Cash Option.  Dividends and capital gains are paid in cash.
 * Exchange Option. Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may be mailed the following:

 * Semiannual and Annual Reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

 * Periodic account statements, showing recent activity and total share balance.
 *   Form 1099 and tax information needed to prepare your income tax returns.
 *   Proxy materials, in the event a shareholder vote is required.
 *   Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission ("SEC") a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Class A shares within three months of settlement of purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred  Retirement  Plans.  Class A and Class C shares are  available  for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any application redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Global Growth Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net capital gains from investments held by the Portfolio for one year or less will be taxable as ordinary income. Distributions of net gains from investments held by the Portfolio for more than one year are taxable as long-term capital gains. Global Growth Fund expects that its distributions will consist primarily of capital gains. Global Growth Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations.

Growth Fund intends to pay dividends semiannually and to distribute any net realized capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions are expected to be taxable primarily as long-term capital gains. A portion of Growth Fund's
distributions  may  be  eligible  for  the   dividends-received   deduction  for
corporations. Growth Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's income on such securities. Under certain circumstances, shareholders of Global Growth Fund may be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of Growth Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Growth Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers
LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are incorporated by reference and included in each Fund's annual report, which is available on request. Prior to January 1, 2004, Global Growth Fund was known as "Eaton Vance Information Age Fund."

                                                                        GLOBAL GROWTH FUND
                            -------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED AUGUST 31,
                            -------------------------------------------------------------------------------------------------------
                                            2004(1)                         2003(1)                            2002(1)
                            -------------------------------------------------------------------------------------------------------
                                CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C     CLASS A    CLASS B    CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
  Beginning of year             $12.690    $12.760    $12.300    $11.140    $11.270    $10.870     $13.640    $13.910    $13.400
                                -------    -------    -------    -------    -------    -------     -------    -------    -------
Income (loss) from
 operations
Net investment loss             $(0.072)   $(0.169)   $(0.152)   $(0.088)   $(0.159)   $(0.154)    $(0.098)   $(0.195)   $(0.187)
Net realized and unrealized
 gain (loss)                      0.602      0.629      0.592      1.638      1.649      1.584      (2.402)    (2.445)    (2.343)
                                -------    -------    -------    -------    -------    -------     -------    -------    -------
Total income (loss) from
 perations                      $ 0.530    $ 0.460    $ 0.440    $ 1.550    $ 1.490    $ 1.430     $(2.500)   $(2.640)   $(2.530)
                                -------    -------    -------    -------    -------    -------     -------    -------    -------
Less distributions
From net realized gain          $    --    $    --    $    --    $    --    $    --    $    --     $    --    $    --    $    --
                                -------    -------    -------    -------    -------    -------     -------    -------    -------
Total distributions             $    --    $    --    $    --    $    --    $    --    $    --     $    --    $    --    $    --
                                -------    -------    -------    -------    -------    -------     -------    -------    -------
Redemption fees                 $ 0.000(4) $ 0.000(4) $ 0.000(4) $ 0.000(4) $ 0.000(4) $ 0.000(4)  $    --    $    --    $    --
                                -------    -------    -------    -------    -------    -------     -------    -------    -------
Net asset value -
 End of year                    $13.220    $13.220    $12.740    $12.690     $12.760   $12.300     $11.140    $11.270    $10.870
                                =======    =======    =======    =======     =======   =======     =======    =======    =======
Total return(2)                    4.18%      3.61%      3.58%     13.91%      13.22%    13.16%     (18.33)%   (18.98)%   (18.88)%
Ratios/Supplemental Data+
Net assets, end of year
 (000's omitted)                $39,113    $33,522    $12,402    $32,559     $50,558   $14,817     $35,502    $55,898    $17,064
Ratios (as a percentage of
 average daily net assets):
  Net expenses(3)                 2.44%      2.94%      2.94%      2.39%       3.02%     3.02%        1.99%      2.72%      2.72%
  Net expenses after custodian
    fee reduction                 2.44%      2.94%      2.94%      2.39%       3.02%     3.02%        1.99%      2.72%      2.72%
  Net investment loss            (0.52)%    (1.22)%    (1.14)%    (0.79)%     (1.42)%   (1.42)%      (0.76)%    (1.48)%    (1.47)%
Portfolio Turnover of the
 Portfolio                         164%       164%       164%        93%         93%       93%         107%       107%       107%

+   The expenses of the Fund reflect a reimbursement of Class A distribution and service fees.  Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average daily
 net assets):
  Expenses(3)                                                      2.52%                              2.22%
  Expenses after custodian fee
    reduction                                                      2.52%                              2.22%
  Net investment loss                                             (0.92)%                            (0.99)%
Net investment loss per share                                   $(0.102)                           $(0.128)

                                                                                                       (See footnotes on last page.)

                                                                    GLOBAL GROWTH FUND
                                         ----------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                         ----------------------------------------------------------------------
                                                       2001(1)                         2000(1)
                                         ----------------------------------------------------------------------
                                            CLASS A    CLASS B    CLASS C    CLASS A   CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year         $21.840    $22.380    $21.610    $17.340   $ 17.770    $17.280
                                            -------    -------    -------    -------   --------    -------
Income (loss) from operations

Net investment loss                         $(0.132)   $(0.249)   $(0.238)   $(0.213)  $ (0.353)   $(0.342)
Net realized and unrealized gain (loss)      (6.935)    (7.088)    (6.839)     6.939      7.189      6.898
                                            -------    -------    -------    -------   --------    -------
Total income (loss) from operations         $(7.067)   $(7.337)   $(7.077)   $ 6.726   $  6.836    $ 6.556
                                            -------    -------    -------    -------   --------    -------

Less distributions
From net realized gain                      $(1.133)   $(1.133)   $(1.133)   $(2.226)  $ (2.226)   $(2.226)
                                            -------    -------    -------    -------   --------    -------
Total distributions                         $(1.133)   $(1.133)   $(1.133)   $(2.226)  $ (2.226)   $(2.226)
                                            -------    -------    -------    -------   --------    -------
Net asset value - End of year               $13.640    $13.910    $13.400    $21.840   $ 22.380    $21.610
                                            =======    =======    =======    =======   ========    =======
Total return(2)                              (33.65)%   (34.06)%   (34.07)%    43.12%     42.58%     42.42%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)     $49,231    $87,092    $27,527    $68,208    $148,603   $41,113

Ratios (as a percentage of average
 daily net assets):
   Net expenses(3)                             1.99%      2.64%      2.64%      1.99%      2.59%      2.60%
   Net expenses after custodian fee
    reduction                                  1.99%      2.64%      2.64%      1.99%      2.59%      2.60%
   Net investment loss                        (0.78)%    (1.44)%    (1.44)%    (0.98)%    (1.59)%    (1.57)%
Portfolio turnover of the Portfolio             160%       160%       160%       173%       173%       173%

+  The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average daily
 net assets):
  Expenses(3)                                  2.14%                            2.12%
  Expenses after custodian fee reduction       2.14%                            2.12%
  Net investment loss                         (0.93)%                          (1.11)%
  Net investment loss per share             $(0.156)                         $(0.241)

                                                                                (See footnotes on last page).

                                                                           GROWTH FUND
                             ------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------------------------------
                                            2004(1)                          2003(1)                          2002(1)
                             ------------------------------------------------------------------------------------------------------
                                 CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning
of year                         $ 6.310    $12.060    $10.430    $ 4.760    $ 9.170    $ 7.930    $ 6.270    $12.160     $10.520
                                -------    -------    -------    -------    -------    -------    -------    -------     -------
Income (loss) from
 operations
Net investment loss             $(0.039)   $(0.176)   $(0.143)   $(0.057)   $(0.182)   $(0.157)   $(0.057)   $(0.196)    $(0.172)
Net realized and unrealized
 gain (loss)                     (0.211)    (0.384)    (0.337)     1.607      3.072      2.657     (1.453)    (2.794)     (2.418)
                                -------    -------    -------    -------    -------    -------    -------    -------     -------
Total income (loss) from
 operations                     $(0.250)   $(0.560)   $(0.480)   $ 1.550    $ 2.890    $ 2.500    $(1.510)   $(2.990)    $(2.590)
                                -------    -------    -------    -------    -------    -------    -------    -------     -------
Less distributions
From net realized gain          $    --    $    --    $    --    $    --    $    --    $    --    $    --    $    --     $    --
                                -------    -------    -------    -------    -------    -------    -------    -------     -------
Total distributions             $    --    $    --    $    --    $    --    $    --    $    --    $    --    $    --     $    --
                                -------    -------    -------    -------    -------    -------    -------    -------     -------
Net asset value - End of year   $ 6.060    $11.500    $ 9.950    $ 6.310    $12.060    $10.430    $ 4.760    $ 9.170     $ 7.930
                                =======    =======    =======    =======    =======    =======    =======    =======     =======
Total return(2)                   (3.96)%    (4.64)%    (4.60)%    32.56%     31.52%     31.53%    (24.08)%   (24.59)%    (24.62)%
Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)                $95,214    $11,247    $ 6,048    $96,673    $13,254    $ 4,592    $80,121    $ 6,972     $ 2,491
Ratios (as a percentage of
 average daily net assets):
  Expenses(3)                      1.26%      2.01%      2.01%      1.38%      2.13%      2.13%      1.29%      2.04%       2.04%
  Interest expense(3)              0.01%      0.01%      0.01%        --         --         --         --         --          --
  Net investment loss             (0.60)%    (1.43)%    (1.34)%    (1.13)%    (1.87)%    (1.87)%    (0.99)%    (1.74)%     (1.75)%
Portfolio Turnover of the
 Portfolio                          276%       276%       276%       217%       217%       217%       282%       282%        282%

                                                                                                      (See footnotes on last page.)

                                                                           GROWTH FUND
                                        -------------------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                        -------------------------------------------------------------------------------
                                                            2001(1)                            2000(1)
                                        -------------------------------------------------------------------------------
                                                CLASS A     CLASS B    CLASS C    CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year            $ 10.360    $18.140    $16.000    $  9.950    $17.330     $15.330
                                               --------    -------    -------    --------    -------     -------
Income (loss) from operations
Net investment loss                            $ (0.049)   $(0.195)   $(0.172)   $ (0.020)   $(0.180)    $(0.159)
Net realized and unrealized gain (loss)          (1.811)    (3.555)    (3.078)      0.771      1.331       1.170
                                               --------    -------    -------    --------    -------     -------
Total income (loss) from operations            $ (1.860)   $(3.750)   $(3.250)   $  0.751    $ 1.151     $ 1.011
                                               --------    -------    -------    --------    -------     -------
Less distributions
From net realized gain                         $ (2.230)   $(2.230)   $(2.230)   $ (0.341)   $(0.341)    $(0.341)
                                               --------    -------    -------    --------    -------     -------
Total distributions                            $ (2.230)   $(2.230)   $(2.230)   $ (0.341)   $(0.341)    $(0.341)
                                               --------    -------    -------    --------    -------     -------
Net asset value -  End of year                 $  6.270    $12.160    $10.520    $ 10.360    $18.140     $16.000
                                               ========    =======    =======    ========    =======     =======
Total return(2)                                  (22.80)%   (23.53)%   (23.56)%      7.74%      6.74%       6.70%


Ratios/Supplemental Data
Net assets, end of year (000's omitted)        $109,847    $ 9,863    $ 2,584    $164,388    $16,178     $ 2,774
Ratios (as a  percentage of average daily
  net assets):
    Expenses(3)                                    1.23%      1.98%      1.98%       1.09%      1.94%       1.94%
    Interest expense(3)                            0.04%      0.04%      0.04%       0.01%      0.01%       0.01%
    Net investment loss                           (0.70)%    (1.44)%    (1.48)%     (0.21)%    (1.05)%     (1.05)%
Portfolio Turnover of the Portfolio                 301%       301%       301%        274%       274%        274%

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of its Portfolio's allocated expenses.
(4)  Amount represents less than $0.0005.

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More Information
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Funds' SEC File No. is 811-1241.                                        GGFP


1916-1/05                                        (C) 2005 Eaton Vance Management

 LOGO







                              Eaton Vance Worldwide
                              Health Sciences Fund



  A diversified global growth fund concentrating in health sciences companies

                                Prospectus Dated
                                 January 1, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus

                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summary                                2      Sales Charges          9
Investment Objective & Principal Policies          Redeeming Shares       12
 and Risks                                  5      Shareholder Account
Management and Organization                 6       Features              12
Valuing Shares                              7      Tax Information        14
Purchasing Shares                           7      Financial Highlights   15
-------------------------------------------------------------------------------


            This prospectus contains important information about the
             Fund and the services available to shareholders. Please
                             save it for reference.

FUND SUMMARIES

Investment Objectives and Principal Strategies. The Fund's investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care, and medical equipment and supplies. The Fund invests in companies with a broad range of market capitalizations, including small companies. The Fund invests in foreign securities and will normally be invested in issuers located in at least three different countries. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. The value of Fund shares is sensitive to stock market volatility. Moreover, the stocks in which the Fund invests may be more volatile than the stock market as a whole. If there is a decline in the value of publicly-traded stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because the Fund can invest a significant portion of assets in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks can be significant. The securities of smaller companies are sometimes subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund concentrates its investments in medical research and the health care industry, so the Fund will likely be affected by events that adversely affect that industry. The Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.

The Fund is not a complete investment program and you may lose money by investing. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison of the Fund's performance to the performance of domestic and foreign stock indices. Returns in the table for Class A are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-6.42%  61.21%  18.39%  10.49%  23.45%  23.92%  81.65%  -6.63%  -25.94%   30.46%
-----   -----   -----   -----   -----   -----   -----   -----   ------    ------
1994    1995    1996    1997    1998    1999     2000    2001    2002      2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class A was 36.59% for the quarter ended March 31, 2000, and the lowest quarterly return was -19.26% for the quarter ended March 31, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 0.80%.

                                                                                      One             Five            Ten
 Average Annual Total Return as of December 31, 2003                                  Year            Years          Years
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                         22.91%          13.86%         16.64%
 Class A Return After Taxes on Distributions                                         22.91%          13.07%         15.01%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares          14.89%          11.84%         13.96%
 Class B Return Before Taxes                                                         24.45%          14.14%         16.80%
 Class C Return Before Taxes                                                         28.62%          14.38%         16.89%
 Class R Return Before Taxes                                                         29.64%          15.25%         17.35%
 S&P 500 Index (reflects no deduction for fees, expenses or taxes)                   28.67%          -0.57%         11.06%
 Morgan Stanley Capital International Europe, Australasia & Far East Index
 (reflects no deduction for fees, expenses or taxes)                                 38.59%          -0.05%          4.47%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class R shares generally have no sales charge. The Class B, Class C and Class R performance shown above for the period prior to September 23, 1996, January 5, 1998 and September 8, 2003,
respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B, Class C or Class R shares, if any (but not adjusted for any other differences in the expenses of the classes). The S&P 500 Index is an unmanaged index of common stocks trading in the U.S. The MSCI EAFE Index is an unmanaged index of foreign stocks. Investors cannot invest directly in an Index. (Source: Lipper Inc.) The Fund's performance is compared to the performance of a domestic and a foreign index because it invests in domestic and foreign securities.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. In 1995 and 2000, the Fund's performance benefited significantly from the exceptional performance of certain stocks held during the year. In 2000, the Fund also participated in certain initial public offerings. This performance is not typical and may not be repeated. Prior to January 1, 2004, the Fund invested primarily in information age companies. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees  (fees paid directly from your investment)                         Class A   Class B   Class C   Class R
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)                      5.75%     None      None      None
 Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net
 asset value at time of purchase or redemption)                                        None    5.00%     1.00%      None
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions                       None     None      None      None
 Redemption Fee (as a percentage of amount redeemed)*                                 1.00%     None      None      1.00%
 Exchange Fee                                                                          None     None      None      None


 Annual Fund Operating Expenses (expenses that are deducted
 from Fund and Portfolio assets)                                                    Class A    Class B   Class C   Class R
---------------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                                      1.26%    1.26%     1.26%      1.26%
 Distribution and Service (12b-1) Fees                                                0.25%    1.00%     1.00%      0.50%
 Other Expenses                                                                       0.29%    0.29%     0.29%      0.29%
                                                                                      ----     ----      ----       ----
 Total Annual Fund Operating Expenses                                                 1.80%    2.55%     2.55%      2.05%

* For shares redeemed or exchanged within three months of the settlement of the purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1  Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                     $   747*   $ 1,109    $ 1,494      $ 2,569
 Class B shares**                   $   758    $ 1,193    $ 1,555      $ 2,702
 Class C shares                     $   358    $   793    $ 1,355      $ 2,885
 Class R shares                     $   208*   $   643    $ 1,103      $ 2,379


You would pay the following expenses if you did not redeem your shares:

                                   1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                     $  747     $ 1,109    $ 1,494      $ 2,569
 Class B shares**                   $  258     $   793    $ 1,355      $ 2,702
 Class C shares                     $  258     $   793    $ 1,355      $ 2,885
 Class R shares                     $  208     $   643    $ 1,103      $ 2,379

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of settlement of purchase.

* * Reflects the expenses of Class A after 8 years because Class B shares generally convert to Class A after 8 years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund currently seeks to meet its investment objective by investing in the Worldwide Health Sciences Portfolio (the "Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. The Fund's objective and policies may be changed without shareholder approval. There is no present intention to make any such change and any proposed material change in investment objective will be submitted to shareholders for their approval.

The Portfolio invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the development, production or distribution of products or services related to scientific advances in health care, including biotechnology, diagnostics, managed health care, medical equipment and supplies, and pharmaceuticals (the "80% policy"). This policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets includes any borrowings for investment purposes. For purposes of this 80% requirement, at the time the Portfolio makes an investment, 50% or more of the company's sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Portfolio may invest in securities of both established and emerging companies, some of which may be denominated in foreign currencies.

Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. The Portfolio will invest in securities of emerging growth health sciences companies, which may offer limited products or services or which are at the research and developmental stage with no marketable or approved products or technologies.

The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, the portfolio manager utilizes the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio manager considers selling a holding whenever it adds a holding to the Portfolio. The stock selection process is highly subjective.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than for larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Currency exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss. As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated depositary receipts which evidence ownership in underlying foreign stocks.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it may not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes.

Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents which may not be consistent with the Fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. OrbiMed Advisors LLC (formerly OrbiMed Advisors, Inc.) ("OrbiMed"), 767 3rd Avenue, New York, NY 10017, manages the Portfolio. The investment adviser manages Portfolio investments. Eaton Vance Management ("Eaton Vance") manages the Fund and serves as administrator to the Portfolio.

OrbiMed receives a monthly fee equal to 1.00% annually of the Portfolio's average daily net assets up to $30 million of assets, 0.90% of the next $20 million of assets, and 0.75% on assets in excess of $50 million. For assets of $500 million or more, the advisory fee is 0.70% for $500 million but less than $1 billion, 0.65% for $1 billion but less than $1.5 billion, 0.60% for $1.5 billion but less than $2 billion, 0.55% for $2 billion but less than $3 billion and 0.50% for $3 billion and over. OrbiMed may receive a performance-based adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon its investment performance compared to the S&P 500 Index over specified periods. For the fiscal year ended August 31, 2004, the Portfolio paid advisory fees of 0.82% of its average daily net assets. OrbiMed has agreed to pay Eaton Vance Distributors, Inc. one-third of its advisory fee receipts from its own resources for EVD's activities as Portfolio placement agent.

The Portfolio is managed by a portfolio management team lead by Samuel D. Isaly, who has been the portfolio manager of the Portfolio since it commenced operations and President since October 2002. He is the founder and Managing Partner of OrbiMed and has been employed by OrbiMed (and its predecessor) for more than 5 years. OrbiMed is an investment advisory firm registered with the Securities and Exchange Commission. Mr. Isaly has provided investment advisory services since 1989. The members of his portfolio management team are as follows:

Sven H. Borho, CFA, is a founding General Partner of OrbiMed and a portfolio manager for OrbiMed's public equity funds and heads the firm's trading efforts. Mr. Borho has been employed by OrbiMed (and its predecessor) for more than 5 years.

Richard D. Klemm, Ph.D., CFA, joined OrbiMed in 2000 as a biotechnology analyst. He completed a Ph.D. from the Massachusetts Institute of Technology in molecular biology in 2000.

Geoffrey C. Hsu, CFA, joined OrbiMed in 2002 as a biotechnology analyst. Prior to joining OrbiMed, he worked as a financial analyst in the healthcare investment banking group at Lehman Brothers. Mr. Hsu graduated with an MBA from Harvard Business School in 2002.

Trevor M. Polischuk, Ph.D., joined OrbiMed in 2003 as an analyst covering the major global pharmaceutical industry. Previously, he worked at Lehman Brothers as a Senior Research Analyst covering the U.S. pharmaceutical industry.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2004, Eaton Vance earned management fees of 0.22% of the average daily net assets of the Fund and administration fees of 0.22% of the average daily net assets of the Portfolio. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their value (plus a sales charge for Class A). When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Board of Trustees has adopted procedures for valuing Portfolio investments and has delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, including if events occur after the close of a foreign securities market and before the Portfolio values its assets that would materially affect net asset value. In addition, for foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed. Eaton Vance has established a Valuation Committee that oversees the valuation of Portfolio investments.

PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments in Class A, B and C shares of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Subsequent purchases of Class R shares may be in any amount. Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments in Class A, B and C shares of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

Because the Portfolio invests its assets in foreign securities, it may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Portfolio, such as restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). The Portfolio has procedures authorizing the investment adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuing Shares"). The use of fair value pricing, the redemption fee applicable to Class A and Class R shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likley to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     .    how long you expect to own your shares;
     .    how much you intend to invest;
     . the sales charge and total operating expenses associated with owning each class; and
     . whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase. Class A shares pay distribution fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on the Fund's other classes of shares because Class A has lower annual expenses than those classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder).

     See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

     Class R shares are offered at net asset value with no front-end sales charge to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Purchases of Class R shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance Funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

SALES CHARGES

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:



                                          Sales Charge*          Sales Charge*                  Dealer Commission
                                        as Percentage of      as Percentage of Net              as a Percentage of
 Amount of Purchase                      Offering Price         Amount Invested                  Offering Price
----------------------------------------------------------------------------------------------------------------------
 Less than $50,000                         5.75%                     6.10%                             5.00%
 $50,000 but less than $100,000            4.75%                     4.99%                             4.00%
 $100,000 but less than $250,000           3.75%                     3.90%                             3.00%
 $250,000 but less than $500,000           3.00%                     3.09%                             2.50%
 $500,000 but less than $1,000,000         2.00%                     2.04%                             1.75%
 $1,000,000 or more                        0.00**                    0.00**                        See Below

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership  of shares  included  under the  right of  accumulation  (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

Contingent Deferred Sales Charge. Each Class of shares, except Class R shares, is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under "Distribution and Service Fees" below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B, Class C and/or Class R shares, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares of the Fund pay a distribution fee at the annual rate of 0.25% of average daily net assets. Class B and Class C shares pay distribution fees at the annual rate of 0.75% of average daily net assets. Class R shares of the Fund pay distribution fees at the annual rate of 0.25% of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because distribution fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.

All classes (except Class A) pay service fees to the principal underwriter for personal and/or account services equal to an annual rate of 0.25% of average daily net assets. After the sale of Class B, Class C and Class R shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone      You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment
  Dealer Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

Class A and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest
 Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

..Partial Reinvest
 Option Dividends are paid in cash and capital gains are reinvested in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may be mailed the following:

     . Semiannual and Annual Reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
     . Periodic account statements, showing recent activity and total share balance.
     .    Form  1099 and tax  information  needed to  prepare  your  income  tax returns.
     .    Proxy materials, in the event a shareholder vote is required.
     .    Special notices about significant events affecting your Fund.

The Fund will file with the Securities and Exchange Commission ("SEC") a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Class A and Class R shares within three months of settlement of purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans. Class A, Class C and Class R shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net capital gains from investments held by the Portfolio for one year or less will be taxable as ordinary income. Distributions of net gains from investments held by the Portfolio for more than one year are taxable as long-term capital gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's income on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated by reference and included in the Fund's annual report, which is available on request. The Fund began offering Class C shares on January 5, 1998 and Class R shares on August 1, 2003.

                                                                      WORLDWIDE HEALTH SCIENCES FUND
                                       ---------------------------------------------------------------------------------------------
                                                                           YEAR ENDED AUGUST 31,
                                       ---------------------------------------------------------------------------------------------
                                                                   2004(1)                                         2003(1)
                                       ---------------------------------------------------------------------------------------------
                                           CLASS A       CLASS B        CLASS C      CLASS R(2)    CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year   $    9.360      $ 10.040         $  8.300       $10.000     $  7.640    $  8.260    $  6.830
                                        ----------      --------         --------       -------     --------    --------      ------
  Income (loss) from operations
  Net investment loss                   $   (0.109)     $ (0.197)        $ (0.163)      $(0.133)    $ (0.096)   $ (0.169)   $(0.140)
  Net realized and unrealized gain
  (loss)                                     0.629         0.677            0.563         0.412        1.816       1.949       1.610
                                        ----------      --------         --------       -------      --------    --------     ------
  Total income (loss) from operations   $    0.520      $  0.480         $  0.400       $ 0.279     $  1.720    $  1.780    $  1.470
                                        ----------      --------         --------       -------      --------    --------     ------
  Less distributions
  From net realized gain                $       --      $     --         $     --       $    --     $     --    $     --    $     --
                                        ----------      --------         --------       -------      --------    --------     ------
  Total distributions                   $       --      $     --         $     --       $    --     $     --    $     --    $     --
                                        ----------      --------         --------       -------      --------    --------     ------
  Redemption fees                       $   0.000(6)    $ 0.000(6)       $ 0.000(6)     $0.001      $     --    $     --    $     --
                                        ----------      --------         --------       -------      --------    --------     ------
  Net asset value - End of year         $    9.880      $ 10.520         $ 8.700        $10.280     $  9.360    $ 10.040    $  8.300
                                        ==========      ========         ========       =======      ========    ========     ======
  Total return(3)                            5.56%         4.78%           4.82%          2.80%        22.51%      21.55%     21.52%

  Ratios/Supplemental Data
  Net assets, end of year
  (000's  omitted)                      $1,226,740      $756,367         $499,058       $ 1,594     $985,769    $712,385    $396,330
  Ratios (as a percentage of average
  daily net assets):
   Net expenses(4)                            1.80%+        2.55%+           2.55%+        2.05%(5)+    1.99%       2.74%      2.74%
   Net expenses after custodian fee
    reduction(4)                              1.79%+        2.54%+           2.54%+        2.04%(5)+    1.97%       2.72%      2.72%
   Net investment loss                       (1.08)%+      (1.84)%+         (1.83)%+      (1.29)%(5)+  (1.18)%     (1.93)%   (1.93)%
  Portfolio Turnover of the Portfolio           13%           13%              13%           13%          27%         27%        27%

                                                   (See footnotes on next page.)

                                                                   WORLDWIDE HEALTH SCIENCES FUND
                                ----------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------------------------------------
                                             2002(1)                          2001(1)                        2000(1)
                                ----------------------------------------------------------------------------------------------------
                              CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS C     CLASS A     CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning
 of year                     $ 10.280    $ 11.150    $  9.310    $ 12.330    $ 13.670    $ 11.530    $  6.160    $  7.060   $  6.070
                             --------    --------    --------    --------    --------    --------    --------    --------    -------
 Income (loss) from operations
 Net investment loss         $ (0.082)   $ (0.164)   $ (0.134)   $ (0.094)   $ (0.190)   $ (0.158)   $ (0.114)   $ (0.198)  $(0.182)
 Net realized and unrealized
 gain (loss)                   (2.108)     (2.276)     (1.896)     (1.447)     (1.589)     (1.321)      6.758       7.520      6.354
                              --------    --------    --------    --------    --------    --------    --------    --------   -------
 Total income (loss) from
 operations                  $ (2.190)   $ (2.440)   $ (2.030)   $ (1.541)   $ (1.779)   $ (1.479)   $  6.644    $  7.322   $  6.172
                             --------    --------    --------    --------    --------    --------    --------    --------   --------
 Less distributions
 From net realized gain      $ (0.450)   $ (0.450)   $ (0.450)   $ (0.509)   $ (0.741)   $ (0.741)   $ (0.474)   $ (0.712)  $(0.712)
                             --------    --------    --------    --------    --------    --------    --------    --------   --------
 Total distributions         $ (0.450)   $ (0.450)   $ (0.450)   $ (0.509)   $ (0.741)   $ (0.741)   $ (0.474)   $ (0.712)  $(0.712)
                             --------    --------    --------    --------    --------    --------    --------    --------    -------
 Net asset value -
 End of year                 $  7.640    $  8.260    $  6.830    $ 10.280    $ 11.150    $  9.310    $ 12.330    $ 13.670   $11.530%
                             ========    ========    ========    ========    ========    ========    ========    ========    =======
 Total return(3)               (21.87)%    (22.43)%    (22.46)%    (13.08)%    (13.75)%    (13.70)%    116.52%     114.93%   114.90%
 Ratios/Supplemental Data
 Net assets, end of year
 (000's omitted)             $772,283    $593,993    $310,766    $783,176    $621,963    $266,628    $418,904    $411,280   $128,973
 Ratios (as a percentage of
 average daily net assets):
 Net expenses(4)                 1.69%       2.44%       2.44%       1.71%       2.45%       2.46%       1.79%       2.54%     2.53%
 Net expenses after custodian
 fee reduction(4)                1.67%       2.42%       2.42%       1.69%       2.43%       2.44%       1.74%       2.49%     2.48%
 Net investment loss            (0.90)%     (1.66)%     (1.65)%     (0.89)%     (1.64)%     (1.64)%     (1.29)%     (2.03)    (2.02)
  Portfolio Turnover of the
  Portfolio                        38%         38%         38%         24%         24%         24%         31%         31%       31%

+ The operating expenses of the Fund and the Portfolio reflect a reduction of the management and administration fees. Had such actions not been taken, the ratios and net investment loss per share would have been the same.

(1) Net investment loss and redemption fees per share were computed using average shares outstanding.

(2) For the period from the commencement of offering of Class R shares, September 8, 2003 to August 31, 2004.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Amounts represent less than $0.0005 per share.

  LOGO





More Information
--------------------------------------------------------------------------------

          About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

          You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

          About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Funds' SEC File No. is 811-1241.                                         HSP


1915-1/05                                        (C) 2005 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          January 1, 2005








                             Eaton Vance Asian Small
                                 Companies Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                   Page                                     Page
Strategies and Risks                2     Purchasing and Redeeming Shares     17
Investment Restrictions             6     Sales Charges                       19
Management and Organization         7     Performance                         21
Investment Advisory and                   Taxes                               22
  Administrative Services          14     Portfolio Securities
Other Service Providers            16       Transactions                      24
Calculation of Net Asset Value     17     Financial Statements                27

Appendix A: Class A Fees, Performance and Ownership                           28
Appendix B: Class B Fees, Performance and Ownership                           30
Appendix C: Asian Region Countries                                            32


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated January 1, 2005, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.




(c) 2005 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments in which the Portfolio may invest include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership  by  foreign  investors  to  certain  classes  of  equity  securities;
convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the investment adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will attempt to promptly dispose of any convertible debt instrument which is rated or determined by the investment adviser to be below investment grade subsequent to acquisition by the Portfolio. In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets. Except during unusual market conditions, the Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.

Direct Investments. The Portfolio may invest up to 10% of its total assets in direct investments in smaller companies based in Asia. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The investment adviser anticipates that these agreements will, in appropriate circumstances, provide it with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio investment in the enterprise. Such a representative will be expected to provide the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Securities Trading Markets. A high proportion of the shares of many issuers in the Asian Region (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in Asian Region countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.


American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer's country, as well as in the case of depositary receipts traded on non-U.S. markets, foreign exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.


Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets.

Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for such options held would be so invested.

Repurchase Agreements. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

Lending Portfolio Securities. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

Temporary Investments. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended August 31, 2004, the portfolio turnover rate of the Portfolio was 120%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;
     (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
     (3)  Underwrite securities of other issuers;
     (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contacts for the purchase or sale of physical commodities;
     (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;
     (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of anyone issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


The following nonfundamental investment policy has been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.


                          MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address for Messrs. Lloyd George, Chen, Kerr and Ms. Yu is 3808 One Exchange Square, Central, Hong Kong As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and          Position(s) with the Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth        Trust/Portfolio   Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JAMES B. HAWKES        Trustee of the    Trustee of the    Chairman, President and Chief        193              Director of EVC
11/9/41                Trust; Trustee    Trust since       Executive Officer of BMR, Eaton
                       and Vice          1989; Trustee     Vance, EVC and EV; Director
                       President of      and Vice          of EV, Vice President and
                       the Portfolio     President of      Director of EVD. Trustee
                                         the Portfolio     and/or officer of 193
                                         since 1996        registered investment
                                                           companies in the Eaton Vance
                                                           Fund Complex. Mr. Hawkes is an
                                                           interested person because of
                                                           his positions with BMR,
                                                           Eaton Vance, EVC and EV,
                                                           which are affiliates of the
                                                           Trust and the Portfolio.

HON. ROBERT
LLOYD GEORGE           President and     Since 1996        Chief Executive Officer of             5              None
8/13/52                Trustee of the                      Lloyd George Management (B.V.I.)
                       Portfolio                           Limited (LGM) and Lloyd George.
                                                           Chairman of LGM. Mr. Lloyd
                                                           George is an interested person
                                                           because of his positions with LGM
                                                           and Lloyd George, which are
                                                           affiliates of the Portfolio.

Noninterested Trustees
EDWARD K.Y. CHEN       Trustee of the    Since 1996        President of Lingnan University        5              Director of First
1/14/45                Portfolio                           in Hong Kong.                                         Pacific Company,
                                                                                                                 Asia Satellite
                                                                                                                 Telecommunications
                                                                                                                 Holdings Ltd. and
                                                                                                                 Wharf Holding
                                                                                                                 Limited (property
                                                                                                                 management and
                                                                                                                 communications)

SAMUEL L. HAYES, III   Trustee           Trustee of the    Jacob H. Schiff Professor            193              Director of Tiffany
2/23/35                                  Trust since       of Investment Banking                                 & Co. (specialty
                                         1989; of the      Emeritus, Harvard University                          retailer) and
                                         Portfolio since   Graduate School of Business                           Telect, Inc.
                                         1996              Administration.                                       (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK        Trustee           Since 2003        President and Chief Executive        193              None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2003).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN     Trustee           Since 2003        Professor of Law, Georgetown         193              None
7/10/40                                                    University Law Center (since
                                                           1999). Tax Partner, Covington
                                                           & Burling, Washington, DC
                                                           (1991-2000).

                                       7

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and          Position(s) with the Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth        Trust/Portfolio   Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
NORTON H. REAMER       Trustee           Trustee of the    President, Chief Executive           193              None
9/21/35                                  Trust since       Officer and a Director of
                                         1989; of the      Asset Management Finance Corp.
                                         Portfolio since   (a specialty finance company
                                         1996              serving the investment management
                                                           industry) (since October 2003).
                                                           President, Unicorn Corporation
                                                           (an investment and financial
                                                           advisory services company)
                                                           (since September 2000).
                                                           Formerly, Chairman, Hellman,
                                                           Jordan Management Co., Inc.
                                                           (an investment management company)
                                                           (2000-2003). Formerly, Advisory
                                                           Director of Berkshire Capital
                                                           Corporation (investment banking
                                                           firm) (2002-2003). Formerly,
                                                           Chairman of the Board, United
                                                           Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds)
                                                           (1980-2000).

LYNN A. STOUT          Trustee           Since 1998        Professor of Law, University of      193              None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001). Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth           Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.   President of the Trust        Since 2002*                 Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 56
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

GREGORY L. COLEMAN    Vice President of the Trust   Since 2001                  Partner of Atlanta Capital Management LLC. Officer
10/28/49                                                                        of 10 registered investment companies managed by
                                                                                Eaton Vance or BMR.

WILLIAM WALTER
RALEIGH KERR          Vice President and Assistant  Since 1996                  Director, Finance Director and Chief Operating
8/17/50               Treasurer of the Portfolio                                Officer of Lloyd George. Director of LGM. Officer of
                                                                                4 registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES A. WOMACK       Vice President of the Trust   Since 2001                  Vice President of Atlanta Capital Management LLC.
11/20/68                                                                        Officer of 10 registered investment companies
                                                                                managed by Eaton Vance or BMR.

KOOI CHO YU           Vice President of             Since 2004                  Officer of Lloyd George. Previously, Director for
10/19/71              the Portfolio                                             DBS Asset Management. Officer of 1 registered
                                                                                investment company managed by Eaton Vance or BMR.

WILLIAM J.
AUSTIN, JR.           Treasurer of the Portfolio    Since 2002*                 Vice President of Eaton Vance and BMR. Officer of
12/27/51                                                                        58 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER        Secretary                     Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 193
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR     Treasurer of the Trust        Since 1989                  Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 115 registered investment companies managed by
                                                                                Eaton Vance or BMR.

PAUL M. O'NEIL        Chief Compliance Officer      Since 2004                  Vice President of BMR and Eaton Vance. Officer of
7/11/53                                                                         193 registered investment companies managed by
                                                                                Eaton Vance or BMR.

* Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1996.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The former Contract Review Subcommittee of the Special Committee was comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the noninterested Trustees, with the exception of Mr. Chen. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. During the fiscal year ended August 31, 2004, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's purposes are to (i) oversee the Fund and Portfolio's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio's compliance with legal and regulatory requirements that relate to the Fund and Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended August 31, 2004, the Audit Committee convened four times.

Messrs. Hayes (Chairman), Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, Lloyd George or their affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act. On August 16, 2004, the Special Committee adopted a revised Special Committee Charter which eliminated the Contract Review Subcommittee, because it was determined that its function could be carried out by the full Special Committee. The members of the Contract Review Subcommittee were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended August 31, 2004, the Special Committee convened five times.

In considering the renewal of the investment advisory agreement, the Contract Review Subcommittee considered, among other things, the factors set forth below

     * An independent report comparing Portfolio advisory fees with those of comparable funds (in the case of a renewal);
     * An independent report comparing the expense ratio of the Portfolio and Fund to those of comparable funds;

     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Lloyd George's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;

     *    The  allocation  of  brokerage  and  the  benefits   received  by  the
          investment adviser as the result of brokerage allocation;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;


     * The resources devoted to compliance efforts undertaken by Eaton Vance and Lloyd George on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
     * The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Contract Review Subcommittee also considered the investment adviser's experience in managing equity funds investing in Asian securities. The Contract Review Subcommittee noted that the investment adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting Asian securities in which the Portfolio invests. The Contract Review Subcommittee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margin of the investment adviser in comparison with available industry data. The Contract Review Subcommittee considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Contract Review Subcommittee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to the Portfolio and the business reputation of the investment adviser, its financial resources and its professional liability insurance coverage.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to factors set forth below the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.


                                                                                 Aggregate Dollar Range of Equity
                                                                                Securities Owned in All Registered
                                 Dollar Range of Equity Securities              Funds Overseen by Trustee in the
Name of Trustee                         Owned in the Fund                           Eaton Vance Fund Complex
---------------                         -----------------                           ------------------------
INTERESTED TRUSTEES
James B. Hawkes                         over $100,000                                      over $100,000
NONINTERESTED TRUSTEES
Samuel L. Hayes, III                         None                                          over $100,000
William H. Park                              None                                          over $100,000
Ronald A. Pearlman                           None                                          over $100,000
Norton H. Reamer                             None                                          over $100,000
Lynn A. Stout                                None                                       $50,001 - $100,000

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.


During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;
     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or
     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended August 31, 2004, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


Source of       Jessica M.           Edward K.Y.      Samuel L.       William H.        Ronald A.      Norton H.       Lynn A.
Compensation    Bibliowicz(5)           Chen            Hayes           Park            Pearlman        Reamer          Stout
------------    ----------              ----            -----           ----            --------        ------          -----
Trust(2)         $  1,168                 N/A         $  2,023       $ 1,855            $ 1,954        $  1,917      $  2,069
Portfolio             528               5,000            1,418         1,248              1,177           1,344         1,208
Total            $160,000             $25,000         $180,000       $98,333(3)         $85,000        $170,833      $167,500(4)

(1) As of January 1, 2005, the Eaton Vance fund complex consists of 193 registered investment companies or series thereof.

(2)  The Trust consisted of 10 Funds as of August 31, 2004.
(3)  Includes $60,920 of deferred compensation.
(4)  Includes $23,250 of deferred compensation.
(5)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.


Organization

The Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on January 19, 1996 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.


In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Information on how the Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

Category   Average Daily Net Assets for the Month   Annual Fee Rate
--------   --------------------------------------   ---------------
   2       $500 million, but less than $1 billion       0.70%
   3       $1 billion, but less than $1.5 billion       0.65%
   4       $1.5 billion but less than $2 billion        0.60%
   5       $2 billion but less than $3 billion          0.55%
   6       $3 billion and over                          0.50%

The following table sets forth the net assets of the Portfolio and the advisory fees paid by the Portfolio during the three fiscal years ended August 31, 2004.

                                Advisory Fee Paid for Fiscal Years Ended
 Net Assets at                  ----------------------------------------
August 31, 2004         August 31, 2004     August 31, 2003     August 31, 2002
---------------         ---------------     ---------------     ---------------
 $113,825,330               $874,895           $393,762            $385,836

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Information About Lloyd George. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Tonessan Amissah and Jill Virgil-Smith. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Canon's Court, 22 Victoria Street, Hamilton HM 12, Bermuda.

Administrative Services. Under Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

Category     Average Daily Net Assets for the Month   Annual Fee Rate
--------     --------------------------------------   ---------------
  1          less than $500 million                     0.25000%
  2          $500 million, but less than $1 billion     0.23333%
  3          $1 billion, but less than $1.5 billion     0.21667%
  4          $1.5 billion but less than $2 billion      0.20000%
  5          $2 billion but less than $3 billion        0.18333%
  6          $3 billion and over                        0.16667%


As of August 31, 2004, the Fund had net assets of $36,939,377. For the fiscal year ended August 31, 2004, Eaton Vance earned management fees of $91,875, equivalent to 0.25% of the Fund's average daily net assets for such year. For the two fiscal years ended August 31, 2003 and 2002, absent fee reductions in the amounts of $12,846 and $1,345, Eaton Vance would have earned management fees of $12,846 and $3,216, respectively, equivalent to 0.25% of the Fund's average daily net assets for each year.

As of August 31, 2004, the Portfolio had net assets of $113,825,330. For the three fiscal years ended August 31, 2004, Eaton Vance earned administration fees of $291,705, $131,273, and $129,561, respectively, equivalent to 0.25% of the Portfolio's average daily net assets for each year.


Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.


Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee. For the fiscal year ended August 31, 2004, the transfer agent accrued for or paid to Eaton Vance $4,818 for sub-transfer agency services performed on behalf of the Fund.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo
I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.


Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Information Regarding Market Timing and Excessive Trading. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have provided guidance concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.


                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


Conversion Feature. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.


Tax-Deferred Retirement Plans. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund's complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of the Portfolio's holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). The Fund's portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance's website and are available upon request at no additional cost by contacting Eaton Vance at 1-800-225-6265. The Fund also will post a complete list of its portfolio holdings (including the Portfolio's holdings) as of each calendar quarter end on the Eaton Vance website within 60 days of calendar quarter-end.

In addition to the disclosure of complete portfolio holdings, the Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

The portfolio holdings of the Fund and other information concerning portfolio characteristics may be considered material, non-public information. The Fund has adopted a general policy not to selectively disclose to any person the portfolio holdings and related information of the Fund. The Fund's policy of preventing selective disclosure of portfolio holdings does not apply to: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements with securities lending agents, credit rating agencies, statistical ratings agencies, analytical service providers engaged by the investment adviser, proxy evaluation vendors, pricing services and translation services).

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund's portfolio holdings.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended August 31, 2004.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Under current law, dividends (other than capital gain dividends) paid by the Fund to a person who is not a "U.S. person" within the meaning of the Code (a "foreign person") are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 (the "2004 Act") effective for taxable years of the Fund beginning after September 1, 2005 and through 2007, the Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser's obligation to seek best overall execution for the Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.


Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.


As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In  the  event  that  the  investment  adviser  executes  Portfolio   securities
transactions with a broker-dealer on or after May 1, 2004 and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended August 31, 2004, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of research services in selecting a broker-dealer firm, provided it does not compromise the investment adviser's obligation to seek best overall execution.

                                              Amount of Transactions              Commissions Paid on
 Fiscal Year               Brokerage            Directed to Firms               Transactions Directed to
     End                Commission Paid         Providing Research              Firms Providing Research
 -----------            ---------------         ------------------              ------------------------
August 31, 2004            $1,017,297               $90,266,279                         $297,768
August 31, 2003            $  468,200
August 31, 2002            $  352,894

                              FINANCIAL STATEMENTS


The audited financial statements of, and the report of the independent registered public accounting firm for the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2004, as previously filed electronically with the SEC:


                     Eaton Vance Asian Small Companies Fund
                         Asian Small Companies Portfolio
                      (Accession No. 0001047469-04-013998).

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter,
(5) distribution fees paid to the principal underwriter under the Distribution Plan, (6) total service fees paid by the Fund, (7) service fees paid to investment dealers, and (8) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                 Repurchase
                                                                 Distribution                    Service        Transaction
                          Sales            Sales        CDSC         Fee                          Fees              Fees
                       Charges to       Charges to     Paid to     Paid to         Total         Paid to           Paid to
Total Sales            Investment        Principal    Principal   Principal       Service       Investment        Principal
Charges Paid            Dealers         Underwriter  Underwriter Underwriter     Fees Paid       Dealers         Underwriter
------------            -------         -----------  ----------- -----------     ---------       -------         -----------
$583,048                $502,690          $80,358     $20,000     $133,284       $13,353        $12,002            $2,435

For the fiscal years ended August 31, 2003 and August 31, 2002, total sales charges of $74,212 and $32,822, respectively, were paid on sales of Class A, of which the principal underwriter received $8,927 and $4,472, respectively. The balance of such amounts was paid to investment dealers.

Redemption Fees. Class A shares generally are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within three months of the settlement of the purchase. For the fiscal year ended August 31, 2004, the Fund received redemption fees equal to $10,693.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Pre-tax total return for the period prior to March 1, 1999 reflects the total return of the Portfolio's predecessor, adjusted to reflect the Class A sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                  Length of Period Ended August 31, 2004
Average Annual Total Return:                                                    One Year     Five Years**    Life of Fund**
----------------------------                                                    --------     ----------      ------------
Before Taxes and Excluding Maximum Sales Charge                                 13.69%          16.65%          25.01%
Before Taxes and Including Maximum Sales Charge                                  7.14%          15.27%          23.67
After Taxes on Distributions and Excluding Maximum Sales Charge                 13.25%          16.28%          24.65%
After Taxes on Distributions and Including Maximum Sales Charge                  6.72%          14.91%          23.32%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge   9.40%          14.54%          22.32%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge   5.12%          13.29%          21.08%

     Class A commenced operations March 1, 1999.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith Incorporated   Jacksonville, FL      14.0%
National Investor Services FBO 777-02889-21          New York, NY          10.9%
Chrysalis Partners LP                                Charlottesville, VA    7.1%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission
   Paid                                                         Uncovered                                       Repurchase
by Principal    Distribution                                   Distribution                     Service         Transaction
Underwriter         Fee                     CDSC                 Charges                          Fees             Fees
   to             Paid to                 Paid to                (as a %                        Paid to           Paid to
Investment       Principal               Principal               of Class      Service         Investment        Principal
 Dealers        Underwriter             Underwriter             Net Assets)     Fees            Dealers         Underwriter
 -------        -----------             -----------             -----------     ----            -------         -----------
$234,548         $52,331                  $36,000             $327,000 (4.1%)  $14,725            $6,685            $300

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Pre-tax total return for the period prior to October 7, 1999 reflects the total return of the Portfolio's predecessor, adjusted to reflect the Class B sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                 Length of Period Ended August 31, 2004
Average Annual Total Return:                                                    One Year        Five Years**    Life of Fund**
----------------------------                                                    --------        ----------      ------------
Before Taxes and Excluding Maximum Sales Charge                                  13.15%         15.63%          24.01%
Before Taxes and Including Maximum Sales Charge                                   8.15%         15.40%          23.94%
After Taxes on Distributions and Excluding Maximum Sales Charge                  12.56%         15.12%          23.52%
After Taxes on Distributions and Including Maximum Sales Charge                   7.56%         14.89%          23.45%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge    9.30%         13.56%          21.35%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge    6.05%         13.36%          21.28%

     Predecessor Fund commenced operations March 1, 1999.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        21.0%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                             ASIAN REGION COUNTRIES

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees makes no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of Asian Region countries and the Fund's performance.

                                    AUSTRALIA


The Commonwealth of Australia comprises an area of about 7,692,030 square kilometers -- slightly smaller than the US' contiguous 48 states, and about 50% greater than Europe (excluding the former USSR) and 32 times greater than the UK. Australia's population of 19.8m is almost 5 times the size of the population at the time of Federation.

There are 3 levels of government in Australia: Federal, State and local. The six Australia colonies federated in 1901 to form the Commonwealth of Australia.

The Australian economy is the 15th largest in the world, with GDP valued at around US$645 billion. The structure of the Australian economy is similar to that of most industrialized economies, but with a tendency toward a smaller manufacturing sector (15% of GDP) relative to the world average and a larger mining/resources sector.

Australia's dependence on the Asian region as a destination for exports also distinguishes it from most other industrial countries. Some 35% of exports are destined for Asia, with a further 18% (approximately) destined for Japan. Europe and the US combined only account for about 21% of the total. In contrast, Australia's dependence on these countries for imports is more pronounced, accounting for about 39% of the total.


Australia's economic development has been one of contrast and change. In the early years of settlement (1788-1820), there was little scope for industrial or commercial enterprises. Between 1820 and 1850, the pastoral industry led Australia's economic development, and by 1850 it was supplying well over 50% of the British market for imported wool. Gold surpassed wool as Australia's major export earner throughout the 1850's and 1860's, resulting in a rapid expansion of banking and commerce. From 1901 to 1930, manufacturing expanded, with impetus from Federation and the elimination of customs barriers between States, and from the First World War.

After the Second World War, all sectors of the economy experienced growth. The onset of oil price rises in 1973-74 led the world into recession, and "stagflation" affected all sectors. The modest employment growth between 1968 and 1979 was dominated by the service sector. The 1980's and 1990's have seen a decline in the relative contribution to GDP from goods-producing industries and a rise in the contribution from services industries.


The rural sector now accounts for approximately 4% of GDP, and about 5% of employment. The mining sector also accounts for around 4% of GDP, but only 1% of employment. Manufacturing and property & business services are dominant contributors to GDP, at almost 12% each. Exports of resource products accounts for about 34% of total exports of goods and services, with metal ores and coal the two largest export items. The services sector accounts for approximately 80% of GDP, approximately 83% of employment and around 22% of exports by value.

As of 30 November 2004, the market capitalization of Australian equities (ASX 500 index) was US$720 billion.

                         THE PEOPLE'S REPUBLIC OF CHINA

China is the world's third largest country occupying a region of 9.6 million square kilometers. China is the world's most populous nation, consisting of more than one-fifth of the human race. Total population was approximately 1.3 billion at the end of 2003.

In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic growth eventually led to the ascendancy of reformers headed by Deng Xiaoping. In the late 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders. The Chinese Communist Party (CCP) completed the 16th Party Congress in November 2002, with Hu Jintao being selected to replace Jiang Zemin as the General Secretary of the Party and subsequently, as head of the Central Military Commission of CCP. We do not expect major change in China's economic policy due to the leadership succession.

Between 1993 and 2003, China achieved average annual growth in real gross domestic product (GDP) averaging 9.4%. The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing in importance still contributes roughly one-third of GDP. In recent years, however, the economy has been significantly restructured through relaxing of government authority in the day-to-day operations in industrial enterprises and market forces have played a much larger role in allocating economic resources.

Manufacturing  sector  accounted  for 45% of China's  GDP in 2003.  In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry and especially the export sector. Considerable industrial growth has come from private-run and foreign-invested enterprises in South China and East China. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as microelectronics and telecommunications. Chinese firms have made great strides in capturing global market share; however, at home many state enterprises still face excess staffing costs which must be relieved over time and margins in many sectors remain fragile. Excessive growth and inflation, which created problems fo the economy in the early 1990s,were brought under control in the secon half of the decade, but are again becoming an issue. The slowdown and deflation of the late 1990s were the result of austerity measures implemented by the government during 1994 to 1996 and exacerbated by the Asian financial crisis of 1997 and 1998. The Chinese government has implemented a series of fiscal and monetary stimulus packages aimed at boosting domestic demand and this soon resulted in strong household spending on homes and autos, and subsequently overheated investment and lending growth in construction and construction-related materials sectors. In 2004, the Chinese economy has been growth at nearly double-digit rates, and CPI inflation reached 5.4% in the third quarter of the year.

In the last few years, mainly due to the massive inflow of FDI in the electronics manufacturing sector, electronics replaced textiles and garments as the largest export category. In 2003, exports of electronics and clothing/footware eached US$149 billion and US$66 billion respectively, 34% and 15% of total exports. China has recorded a trade surplus every year from 1994 onwards, and the balance was US$35 billion in 2003. With China's export production base increasingly shifting to East China (around Shanghai), Hong Kong's role as a re-export center is gradually being reduced. The the share of Chinese exports directed throught Hong Kong has dropped from 48% in 1994 to only 26% in 2003. Also, the share of Chinese exports from Guangdong province dropped from 42% in 1994 to 35% in 2003, and that from Greater Shanghai (Shanghai, Jiangsu and Zhejiang) rose from 19% to 34% during the same period.

China has remained a conservative borrower but since the early 1980s has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. However, China's foreign debt is still in a very healthy position. Total foreign debt as of the end-2003 was estimated at US$193 billion while foreign exchange reserves stood at US$403 billion. The primary sources of foreign capital for China include: the International Monetary Fund and World Bank loans and credits; government low interest loans and credits; and commercial loans and credits. China is also a major recipient of FDI. In 2003, FDI into China reached US$54 billion.

There is centralized control and unified management of foreign exchange in China. The renminbi has remained stable at the 1974 level for the past seven years. Currently reform and liberalization of the fixed exchange rate are on the government's agenda over the longer term.

There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. From 2001 onwards, "B" share market was opened to domestic investors, and their total market capitalization in October 2004 was at US$9.6 billion. In November 2002, the China Securities Regulatory Commission and the People's Bank of China jointly announced a Qualified Foreign Institutional Investors (QFII) scheme allowing foreign investors to participate in the "A" share market, which were offered exclusively to domestic investors. Total market capitalization of the Shanghai "A" share market reached US$320 billion by December 2004, making it one of the largest stock markets in Asia after Japan.


                                    HONG KONG


As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the British colony there in 1841. China remains Hong Kong's largest trade partner. In 2003, 43.7% of Hong Kong's total imports came from China, representing a dramatic increase from early 1990's 36.8%. On the export front, China accounted for 42.6% of Hong Kong exports in 2003, representing an 18.8% year-on-year increase; and most of these were raw materials and semi-finished products for further processing in China. Since the implementation of the Open Door Policy in 1979, facilities have been located in the province of Guangdong, where it is estimated that Hong Kong companies currently employ more than 6 million workers or close to 10% of the Guangdong province population.

There has also been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the setting up of representative offices or window companies, the purchase of stakes in existing companies as well as direct investment in properties. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong or Pearl River Delta economy consisting of Hong Kong and Guangdong Province, with a combined population of over 78 million.

In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations with the Basic Law, the outline for Hong Kong's government after reunification with China in 1997, as the starting point. This integration process directly affects the value of Hong Kong investments. Since the handover in mid 1997, the Basic Law has worked reasonably well and Beijing officials have not interfered directly with Hong Kong's financial and political affairs, even in July 1998 when the currency peg was under severe pressure.

In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor-intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 2003 contributed over 90% of GDP.

The competitive devaluation of the Asian currencies together with a general slowdown in the global economy in 1997-98 had a severe impact on Hong Kong's asset prices and residential property prices. The government announced a property reflation package in late 2002 targeting at controlling land supply as well as stimulating demand for properties (rental coupon, subsidised loans, suspension of land sales). Since then, supported by a new Hong Kong immigration policy and policy tilts by the mainland government, invesmtent interests in Hong Kong residential and commerical properties have been revitalized though affordability remains reasonable.CEPA or the Closer Economic Partnership Arrangement was announced in mid 2003 and represented one important step forward in terms of integrating the Hong Kong and Mainland economies. Professionals such as lawyers, accountants, architects, investment bankers are now allowed to operate on a sole proprietorship basis in the Mainland while foreign banks are allowed greater flexibility in terms of RMB business in China as well as ownership of Mainland banks. Last but not least, Hong Kong banks have been allowed to begin limited RMB business (exchange, deposit, and credit cards but not wholesale lending) in Hong Kong. The new policy is likely to reinforce Hong Kong's role as a financial center for China and represents one important step made by the Mainland government towards the opening of China's capital account and eventual convertibility of the RMB.

The Stock Exchange of Hong Kong Ltd. ("SEHK"), with a total market capitalization as of October 2004 of approximately US$762.8 billion is now one of the largest stock markets in Asia. As of that date, 881 companies and 1,868 securities were listed on the SEHK.


There are no regulations governing foreign investment nor exchange controls in Hong Kong. Investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

                                      INDIA

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

India's population is currently estimated at approximately 1,054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world.


Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. For example the Bombay Stock Exchange was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists over 5,500 companies. In 1994, the National Stock Exchange was set up by leading institutions to provide a modern, fully automated screen-based trading with national reach. The National Stock Exchange has become India's leading stock exchange covering 358 cities and towns across the country. Trading volumes in the equity segment have grown rapidly with average daily turnover increasing from US$3.7 million during 1994-95 to US$507 million during the first part of 2004. India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the

Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product rose from an average 3-4% from the 1940's to an average 5.7% between 1994 and 2003.

Since 1991, successive governments have continued to adopt measures to open the economy further to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking and insurance industry has been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and at that time no new privately owned banks were permitted. The Government is now granting new banking and insurance licenses. In another move the administered price mechanism in the petroleum sector was dismantled in April 2002; with this the pricing of petroleum products became market determined. The Government also permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the Adviser. Recently, restrictions on maximum investment limits applicable to FIIs investing in Indian companies, have been liberalized and FIIs have been allowed to trade in all derivative products. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading which began in 1997 and since then more than 5,015 companies have joined the National Securities Depository Ltd. These companies represent over 95% of the market capitalization of the Indian market. Derivatives trading commenced in India in June 2000 on two stock exchanges. To begin with Securities & Exchange Board of India (SEBI) approved trading on index futures contracts based on BSE-30 Index and S&P CNX Nifty Index, followed by trading in options based on the above indices and in individual securities. The total exchange traded derivatives witnessed value of US$200 billion during 2003-04 against US$95 billion in 2002-03.

The government has progressively cut subsidies to ailing public sector businesses. Despite resistance by labor union and other interest groups, privatization has progressed. The form of privatization has sometimes been diluted in favor of divestment of minority stakes. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reduction in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India.

Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over US$16 billion in fiscal March 2004 (January to November 2003, total portfolio investments at US$11 billion). India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were $113 billion in March 2004 (US$125 billion in November 2004).


The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India has one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy.

                                    INDONESIA


Indonesia today has gone through major political restructuring. The current People's Consultative Assembly (MPR) is now made up of representatives of the following main parties: Democratic Party of Indonesia Struggle (PDI-Struggle),

Development Unity Party (PPP) and Golongan Karya (Golkar) providing a system of checks and balances. With this new regime it is harder for big cases of corruption to go undetected. As a sign of further progress, the latest MPR session has voted to have direct presidential elections and and for the first time in history, Indonesia has a President who has been elected by the indonesian people. Susilo Bambang Yudhoyono (SBY), a retired general in the army, was elected on October 20, 2004 as Indonesia's sixth President.

During her tenure, President Megawati has made several achievements in the political arena as well as in the country's economy. She is firmly in control and removed the volatile swings in political unrest that was induced by the former presidents. She has managed to stabilize the economy and strengthen her control over the government and she has regained support of multilateral agencies and improved foreign relations. Instituting corporate reforms has been an important part of the government plan to ensure that problems brought about by the monetary crisis in 1998 do not recur. Today political reality however means there is a close connection between credibility and effectiveness.
Improvement in these two factors have supported a re-rating in Indonesian sovereign risk. While fundamental problems remain, the government has shown surprising fortitude by cutting subsidies, selling assets and pushing through the reform with almost no protests from the public.

Growth is an important prerequisite for poverty reduction of the country. The state or business monopolies have been dismantled. Decentralization is taking place and resource-rich provinces are given more economic power. This will help reduce risk of political disintegration. Indonesia is staging a substantial initial recovery in industrial and manufacturing investments with its traditional strategic trading partners, Japan, US and South Korea. The government must be able to prove that it is capable of sustaining the recovery and accelerating economic growth.

Positive signs are emerging, as factors hindering investment have started to improve and there is a more favorable banking sector to fund investment. The under-investment in the past years has started to show supply-side constraints. Investment realization has picked up in the past year and has been a major economic driver in 2004. In the industrial sector utilization rate has reached 70%, taking into account that consumer spending is already 20% ahead of pre-crisis levels while investment is still 25-40% below.

With inflation under control and interest rates at a decade low, robust foreign reserves (US$35 billion), a rising trade surplus and successful sovereign and private debt restructuring, it should be possible to keep the currency stable. Foreign investment flows should be attracted to develop the economy's abundant resources and boost industrial activity, which will translate into employment growth and sustain economic growth.


                                      JAPAN

The Japanese archipelago stretches for 1,300 miles in the western Pacific Ocean. The total area of all the islands is about equal to the size of California. Only one third of the land is suitable for agriculture, housing, industry, and commerce.


Japan has a population of slightly over 127 million people, roughly half that of the United States and twice that of England or Germany. Life expectancy is the highest in the world. The literacy rate in Japan approaches 100%. The high level of education, combined with the Confucian work ethic, has created a motivated work force which boasts a very high savings rate.

Like most other G7 countries, Japan is making the transition into a post-industrial society and economy as we approach the 21st century. Japan's postwar growth was phenomenal. By 1970, Japan's Gross National Product (GNP) had surpassed those of the United Kingdom and the former Soviet Union. The Japanese economy is still the second largest behind that of the US (despite the bursting of the bubble at the end of the 1980s), while its per capita GNP is amongst the highest in the world.

During the era of high economic growth in the 1960s and early 1970s, Japanese expansion focused on the development of heavy industries such as steel, shipbuilding, and chemicals. In the 1970s, Japan's industrial structure shifted toward assembly industries with a strong emphasis on exports. In that decade, Japan became a major producer and exporter of automobiles and consumer electronics. In the 1980s, Japan gradually stepped toward a post-industrial society. This evolution had been characterized by an increased reliance on higher value-added products and services, rapidly changing lifestyles amoung the younger generation, a comparative advantage in high technology, and active participation in the high-growth economies of East Asia, including China. Value of exports to the Asian region has been steadily rising and since the early 1990s, Asia has overtaken the US as the largest region for Japanese exports (undoubtedly, part of these are as intermediate goods whose final destination is to the US).

Since its industrialization, Japan has generally maintained a large trade surplus, and today has managed to accumulate a huge current account surplus, which is the exact reverse of the situation in the US. Conversely, because Japan lacks natural resources, Japan also often ranks as one of the largest importer of raw materials, fuels and foodstuffs. Japan continues to rely on fossil fuels as its primary source of energy, though its dependence on petroleum has been gradually falling since 1980 (equally its dependence on liquefied natural gas and nuclear power has been rising). As regards foodstuffs, Japan imports about half of its requirements of crops and grain (other than rice).

The end of the 1980s marked the end of the great Japanese "miracle" and the beginning of a low-growth era for the country (some term the 1990s as the "lost decade"). Real economic growth slowed to an average rate of +1.7% throughout the 1990s (compared to the average of +4% growth in the 1980s) as Japan underwent the painful process of correcting many of the excesses of the Japanese bubble economy. Bank lending activity shrank, non-performing loans grew significantly and asset prices fell from their astronomical heights.

Japan has had low inflation in recent years. In 1993-1997, the average rate of inflation was 0.8%, making it one of the lowest rates in the world. This achievement was made possible by gains in productivity, which exceeded wage increases, and by a strong yen in the early 1990's, which reduced imported raw material costs. This low inflation rate ultimately turned into deflation by the end of the 1990s, and after several years of this deflation, the trend appears to be reversing. Since the beginning of 2004, asset prices and corporate goods prices in Japan have seemingly bottomed and appear to be gradually moving back up. This bodes well for the ailing banking sector, which of itself is also past its worst - bad loan ratios have peaked and some loan demand is coming back.

Japan's stock exchanges now comprise over 10% of the world's equity market, and is still the second largest equity market after the US. Like other stock markets, the Japanese stock market can be volatile. For example, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), increased by over 500% during the ten-year period ended December 31, 1989, reaching its high of 2886.50 on December 23, 1989, and it declined by over 70% to its recent low of 770.5 in April 2003, before recovering to 1139.3 as at the end of July 2004. This decline has had an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies, in particular, Japanese banks, insurance companies and other financial institutions. This in turn has contributed to the recent weakness in Japan's economy. However, reforms in the banking sector, corporate sector, and real estate have helped Japan grow modestly since 2002.

                                      KOREA

Political volatility has characterized the history of South Korea (hereafter referred to as "Korea") during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline was characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese.

Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent. However, a series of economic problems have beset Korea since 1996. The Korean currency as well as the stock market fell dramatically in 1997 and early 1998. With little choice, Korea accepted an International Monetary Fund's rescue package, which came with measures intended to put the economy in better order. As a result, drastic reforms have been introduced into Korea's business practices, especially the banking system.

Since January 1998, a dramatic economic recovery has taken place principally driven by the cyclical global recovery in the semiconductor, steel and automobile industries. Sovereign debt and many top tier corporates have recovered to investment grade status with bond yields on 10 year treasuries falling from more than 1000 basis points over U.S. treasuries to a spread of less than 200 basis points. Significant restructuring has taken place with the closure or nationalization of major banks and subsequent distressed asset sales by the Korea Asset Management Corporation. While the pace of large-scale corporate restructuring did slow down in the latter half of 1999, the progress was exceptional. Since the election of Mr. Roh Moo-hyun as President in December 2002, there have been concerns about his leaning towards labour. In fact, we have witnessed a general rise in wages for Korean labour as well as increase in militancy. The new President's commitment to reform will be severely tested with the shift of manufacturing to China.

The equity market also rewarded the Korea's restructuring efforts. Helped by ample domestic liquidity inflows and launching of new equity-type mutual funds, KOSPI went from below 300 in the summer 1998 to above 1000 in early 2000. Helped by the internet boom and retail participation, KOSDAQ turnover soared and briefly surpassed that of KOSPI. The liquidity crisis at several large companies (Daewoo Group, Hyundai E&C, Hynix) and the burst of the dot-com bubble led to the bear market in the subsequent 18 months, until the events of September 2001 forced BOK to cut rates, providing the basis for the liquidity driven rally until April 2002. In May 2002, domestic consumption and the economy peaked which contributed to a fall in the equity markets. This was further compounded in first quarter 2003 by the North Koreans acknowledging that they possessed nuclear capabilities. The market fell significantly in the first quarter of 2003 as a result of geo-political concerns as well as slowdown in domestic and global economies.

The increase in the foreign participation in the equity market has also helped Korean corporates to become more transparent and be more sensitive to corporate governance issues, although there are still areas for improvement. Foreign investors in the aggregate are estimated to own about 30-40% of the Korean companies on average. The foreign ownership in large companies is much more dominant: the foreign ownership in blue chips such as SEC, Kookmin Bank, and POSCO are typically 50-70%. All Korean companies now report on a quarterly basis, and have recently been required to follow strict Fair Disclosure guidelines. Cash generation and ROE, concepts that were foreign to most Koreans before the crisis, are now embraced by most large companies.

After the Asian crisis, Korean banks had to find a new area for loan growth and naturally turned to least indebted segment of the economy: households. As a result, the household credit went through 3 years of expansion, and has now reached a level which many policy makers consider as a dangerous level. The increase in the consumer credit meant that domestic consumption became a more important driver for the Korean economy than before. Clearly, in hindsight, this was a bubble as the rise in consumer debt was unsustainable and companies like Kookmin Credit Card and KEB Credit Card are in the process of being absorbed by their parent banks. LG card is also facing liquidity and capital deficiencies and as of November 2004 remains a big unresolved issue for the financial system. Policy makers have taken measures to increase loan loss provisioning and restrict cash advances.

The domestic economy has remained in recession since early 2003 as the credit bubble burst in the household sector. Private consumption had contracted for 7 quarters as of late 2004. This should continue to be a drag on the economy in 2005. Household balance sheets still appear over-leveraged and one in thirteen Koreans remains behind on their debt payments. Exports should also slow in 2005 as the Chinese economy slows. China is Korea's top export market, absorbing 20% of exports. Exports were the sole source of growth in 2004. Consequently the economy should slow in 2005, after growing an estimated 4.5% in 2004. However, the government's policy response should help put a floor under the economy. The government intends to run a budget deficit approximately 1% of GDP and more interest rate cuts are likely.

                                    MALAYSIA

The central dilemma in assessing Malaysia's political risk is the perennial question of relations between the Malay and Chinese communities representing as they do about 60 percent and 30 percent of the population respectively. Since the 1969 racial riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the Bumiputra (or the sons of the soil), which is the dominant Malay majority.

The success of Malaysia's so-called New Economic Policy (NEP) is unquestioned and has given a great deal of legitimacy to the continued run of the ruling United Malay National Organization (UMNO). The Chinese community has done well despite of the NEP. Political disunity within the Malaysian Chinese Association
(MCA), however, has left them somewhat leaderless in the political sphere.

The UMNO party within the ruling coalition, the National Front, retained its significant majority in the last general election in 2004. This victory has been a validation of Mr. Abdullah Badawi, the successor to Mr. Mahathir. The main opposition party, Parti Islam Se Malaysia (PAS), today controls only one out of the total 13 States in Malaysia.

Mr. Badawi has shown an inclination to initiate wide-ranging reforms starting from cleaning up the judiciary to weeding out corruption. The decision to release former Deputy Prime Minister Anwar is viewed as a significant step. On the economic front, several changes including the restructuring of government linked companies and reduction in the fiscal deficit have been initiated.

Since independence in 1957, Malaysia has generally experienced high economic growth with low inflation, punctuated by few recessions. Economic growth in the initial years was highly dependent on production and prices of commodities such as rubber and tin. That changed after the mid-eighties as the Government embarked on a path to transform the economy. There was an accelerated shift into manufacturing and away from the old dependence on the plantation and mining sectors. This manufacturing growth was led by FDI's from Japan, United States
(US) and Taiwan, along with notable national projects such as the Proton and Perodua cars. Production of electronic products and components for the export market was promoted and foreign companies in this field were given investment incentives to operate in Malaysia. Malaysia's literate and trainable workforce gave great support to this shift into manufacturing.

As manufactured goods came to assume a larger importance in the composition of exports compared with commodities, Malaysia's trade position gradually became larger and steadier. Although that made Malaysia wealthier, it also made the country more vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets like the US.

Malaysia's openness to foreign investments had also made the country more exposed to the effects of capital flows which were severely disrupted during the Asian crisis. As with other Asian markets, currency and the stock market were severely attacked in late 1997 and 1998. This led to the Ringgit's peg to the US Dollar and the imposition of capital controls in September 1998. Capital controls on foreign portfolio capital, however, were relaxed from February 1999 onwards, and the only major remaining control is offshore trading of the Ringgit.

Malaysia dependence on its export markets is to some degree offset by its domestic market. It is a nation blessed with a relatively young and growing population of 24 million people which supports the domestic economy. The Government recognizes this and is continuing to spend more to provide better education and building infrastructure. This drive to improve human capital is becoming an important agenda. The Government, realizing the threats to its manufacturing competitiveness brought on by globalization and the rise of China, is keen to reorganize the economy. Malaysia today is actively promoting itself as a regional hub for service industries such as air and seaport, education, health and information technology.

                                    PAKISTAN

Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation has caused problems for many years.

The current government is led by President Musharraf. It is expected that reform and privatization related polices will be continued but political risks to the economy and stock market remain significant.

                                 THE PHILIPPINES

Upon gaining office President Arroyo and her administrators faced major social and economic challenges, including the out of control budget deficit, below target revenues, huge borrowings, a volatile currency and low investor confidence. Since then much has been achieved on the political front. Initiatives towards improving peace and order have started to bear fruit as major criminals and terrorists are slowly being caught. Legislation has been progressive on the congressional level. The lack of cohesion in the Senate has culminated in a recent change in leadership as weak allegiances have been broken.

The economy is basically agricultural with an aggregate of about two-thirds of Filipinos depending on that sector. A major transition is underway, involving various sectors that capitalize on the many strengths of the Philippines labor force. The manufacturing sector continues to increase its share of GDP relative to the traditional agricultural and mining sectors. Evidence of the changes are seen in the renewed investor interest like the Kirin Brewery in San Miguel and Ford Philippines starting to manufacture cars and other vehicles for Thailand and Indonesian markets, creating more factory jobs in the Philippines.

The Philippines is a country with a rapid rate of population growth; over half of the population is under the age of 19, and this could create a dangerous demographic bulge and obstacle to longer-term economic and social development. However as long as the workforce remains mobile, the Philippines can export labor to more successful economies. Keys to future growth would be to continue attracting foreign capital, enhancing the efficiency of domestic firms. One promising sign is that Philippine corporations are not as indebted as their counterparts in many neighboring countries.

Reforming the fiscal sector poses a serious challenge to the country's leadership. It has to raise taxes, boost the cost effectiveness of public expenditure, and require public corporations to produce resources for the public coffers rather than serve as a source of drain. This requires a leadership that is able to form a sufficiently strong coalition of followers in the legislative branch to produce the necessary laws to improve fiscal performance.

The acknowledgement by President Arroyo that the fiscal deficit has reached a critical levels has united all sectors of the domestic economy in a bid to solve the public finances crisis. This in turn has improved investor sentiment somewhat.

                                    SINGAPORE

In the words of a government minister, Singapore is the 'silent success' of the region supported by a workforce that is highly literate, well-educated and trainable. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore, which broke away from the Malaya Federation in 1965, is a small Chinese-populated island surrounded by a sea of Muslims.

One important aspect of the political situation has been the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990 to hold the title of Senior Minister, he continues to wield a large influence and power behind the scenes. His son, Lee Hsien Loong, has recently been appointed to the position of Prime Minister replacing Goh Chok Tong who is now Senior Minister. This has raised the issue of the acceptability of dynastic succession in a parliamentary democracy. Nevertheless, the leadership transition has been well planned and proceeded smoothly.

Many of the elder Lee's policies, such as imposing the Mandarin Chinese language on the Singapore educational system, have aroused fierce opposition among the older, anti-communist generation of Singapore Chinese. The tight control of the media and the suppression of all political opposition or criticism of the government, the ruling People's Action Party (PAP) or the Prime Minister himself, have also aroused criticism both at home and internationally.

The Singapore economy has been characterized by one of the highest degrees of government involvement and intervention outside the socialist world. Government linked companies make up the largest local corporations and represent about half of the local stock market capitalization. Nevertheless, the country's economic growth has been impressive, averaging around 7%, except during recessions, and even more impressive has been the tight control of inflation which, along with that of Japan, has remained extremely low at below 3% for the past decade. Services make up the largest part of Singapore's economy, representing 67% of GDP.

Singapore is a small island state with few raw material resources, and a limited land area of only 682 square kilometers. Its only natural advantage is its geographical location which has allowed it to become the regional hub for port and marine services. Singapore is also the undisputed South-east Asian regional financial centre, thanks to the Government's prudent and open economic policies, strong legal and regulatory environment combined with proper safeguards. The nation is also well known for its efficient Government, excellent infrastructure, and having one of the least corruptible societies.

Given its small size and its position, Singapore is very sensitive to the socio-political and economic developments of its two main neighbours, Indonesia and Malaysia. The economic links are clear in that both neighbours are direct markets for Singapore's service industries. Being regional centres, for example, Singapore's port and financial industries serve customers in both Indonesia and Malaysia. Moreover, Singapore relies on Malaysia for a portion of its raw water supply.

Singapore is also a substantial manufacturing base for many multinationals, particularly technology companies, which contributes to the country's large export sector. Like Malaysia, however, Singapore's position in this area is being threatened by the rise of China. As a result, Singapore is embarking to make itself more business friendly by lowering taxes, streamlining regulations and reducing Government intervention. The Government is also focusing on attracting foreign companies in high-value-added industries such as the bio-medical industry. Local companies particularly, government linked companies and Temasek, their holding company, are increasing their presence internationally via acquisitions, for the purpose of enhancing returns and widening their markets.

                                    SRI LANKA


A former British Colony, Sri Lanka become a Dominion of the British Commonwealth in 1948 and became a Democratic Socialist Republic in 1972.

The Sri Lankan economy  recorded its first post  independence  decline in GDP in
2001 mainly due to terrorist attacks by local separatists targeting installations of economic value and the downturn in the global economy which followed the September 11 attacks in the United States.

At the end of 2001, the Government signed a ceasefire agreement and started peace talks with the separatist forces. The peace talks have had the backing of the international community with Norway, Japan and the United States playing a more active role. The separatist violence has over the years taken a heavy toll on Government finances with the Country having continuing high budget deficits and debt.

The starting of the peace process has seen the local economy rebounding after the reversals of 2001 backed by stable exchange rates and reductions in inflation and interest rates. The resurgence in the economy has been mirrored by the corporate results with most companies listed at the Colombo Stock Exchange reporting strong growth in earnings. The tourism industry, a key foreign exchange generator has also rebounded.

Following the election in April 2004, the political situation has changed with a coalition government headed by the President Mrs. Kumaratunga. There is an impasse in the peace talks because the Tamil Tigers are reluctant to continue a dialogue with the new government . While the outcome remains to be seen the reforms of the previous government are making progress.

The prospects for the economic and social development look promising, especially if the peace talks are concluded successfully. The strategic location of the country enables it to be a regional hub for air and sea based transport. The proximity to one of the largest emerging markets in the world, India and the growing trade between the two countries makes Sri Lanka an ideal launching pad. The country also has a skilled labor market with high literacy.

                                     TAIWAN

One of the basic questions investors raise about Taiwan is the nature of its political risk vis a vis China. In general, this risk should be considered relatively low. As China becomes increasingly integrated into the global trading system, the economic cost and risk to the stability of China's regime from military confrontation with Taiwan grows higher. This is because at a minimum an attack on Taiwan would likely result in widespread embargoes from the US and its allies as well as a sharp reduction in FDI. Although China's explicit goal for Taiwan is a one country, two systems structure similar to that of Hong Kong, it appears that their main priority is to prevent Taiwan from declaring independence. Again, the risk of this scenario appears low given that Taiwan would require support from the US to pursue this policy. However, this policy would not appear to fit into the US geopolitical priorities given that its foreign policy focus is one of containing global terror and nuclear proliferation - both issues on which it requires China's assistance. This is not to mention the fact that US has no interest in provoking a military confrontation with one of the world's major nuclear powers with little strategic benefit to itself. Therefore, it is fair to describe the current political relationship as a stand-off between the two sides.

Economic integration between China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan brings decades of experience trading with the G7 economies, capital, technology and trained entrepreneurs. Over 30% of Taiwan's trade is with mainland China and the total investment from Taiwan to China has likely exceeded US$100 billion since 1980. Taiwan has over US$170 billion of foreign exchange reserves.

Between 1960 and 2003, Taiwan's GNP grew from less than US$2 billion to over US$300 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The main trend in the 1990s and this decade has been the transformation into an increasingly service driven economy. The Taiwan stock market - once widely viewed as a speculative market - is increasingly driven by fundamentals and the investment direction set by foreign investors. Importantly, the government is in the process of accelerating its liberalization of the market and recently there has been a significant rise in foreign ownership.

                                    THAILAND

Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-nine coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.


Thailand has a free and independent peasant population which has, over the years, enjoyed a higher standard of living than their neighbours and, therefore, the communist movement has never made much headway among the rural people. At the same time, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the northern east provinces (an estimated per capital income would be perhaps US $2,000 per annum for the former and less than US $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.


Thailand's economy has been among the fastest growing in the world during the past decades. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan, at which time there was a large shift away from agriculture products towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and dramatic shifts in population towards urban areas such as Bangkok.

It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 7 percent.

The boom in the early 1990s resulted in huge imbalances in the country's balance of payments position and significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devaluation of the THB. Help from the International Monetary Fund was sought and arrived in the form of a US $17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs more than 50% of the country's labour force and is home to 50% of its population, its stable social fabric might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits. As for its financial sector, the ability of the Thai authorities to directly intervene and resuscitate its banking system has been limited due to its relatively democratic political structure compared to its neighbors.


Recently political risk in Thailand has risen as a result of unrest in the Muslim-dominated southern provinces.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          January 1, 2005








                        Eaton Vance Greater China Growth
                                      Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                        Page                                Page
Strategies and Risks                2      Purchasing and Redeeming Shares    17
Investment Restrictions             6      Sales Charges                      18
Management and Organization         7      Performance                        21
Investment Advisory and                    Taxes                              22
  Administrative Services          14      Portfolio Securities
Other Service Providers            16        Transactions                     24
Calculation of Net Asset Value     17      Financial Statements               26

Appendix A: Class A Fees, Performance and Ownership                           27
Appendix B: Class B Fees, Performance and Ownership                           29
Appendix C: Class C Fees, Performance and Ownership                           31
Appendix D: China Region Countries                                            33

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated January 1, 2005, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(c) 2005 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS
Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments in which the Portfolio may invest include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership  by  foreign  investors  to  certain  classes  of  equity  securities;
convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the investment adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will attempt to promptly dispose of any convertible debt instrument which is rated or determined by the investment adviser to be below investment grade subsequent to acquisition by the Portfolio. In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets. Except during unusual market conditions, the Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.

Direct Investments. The Portfolio may invest up to 10% of its total assets in direct investments in China growth companies. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The investment adviser anticipates that these agreements will, in appropriate circumstances, provide it with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio investment in the enterprise. Such a representative will be expected to provide the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Securities Trading Markets. A high proportion of the shares of many issuers in the China Region (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in China is not well developed. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. China does not have a comprehensive system of laws and some laws may not even be publicly available.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer's country, as well as in the case of depositary receipts traded on non-U.S. markets, foreign exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.


Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets.

Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for such options held would be so invested.

Repurchase Agreements. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

Lending Portfolio Securities. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

Temporary Investments. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended August 31, 2004, the portfolio turnover rate of the Portfolio was 124%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;
     (2) Purchase securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
     (3)  Engage in the underwriting of securities;
     (4) Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;
     (5) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry; or
     (6) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policy has been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

                           MANAGEMENT AND ORGANIZATION


Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address for Messrs. Lloyd George, Chen and Kerr and Ms. Chan is 3808 One Exchange Square, Central, Hong Kong As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and          Position(s) with the Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth        Trust/Portfolio   Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JAMES B. HAWKES        Trustee of the    Trustee of the    Chairman, President and Chief        193              Director of EVC
11/9/41                Trust, Trustee    Trust since       Executive Officer of BMR, Eaton
                       and Vice          1989; Trustee     Vance, EVC and EV; Director
                       President of      and Vice          of EV, Vice President and
                       the Portfolio     President of      Director of EVD. Trustee
                                         the Portfolio     and/or officer of 193
                                         since 1992        registered investment
                                                           companies in the Eaton Vance
                                                           Fund Complex. Mr. Hawkes is an
                                                           interested person because of
                                                           his positions with BMR,
                                                           Eaton Vance, EVC and EV,
                                                           which are affiliates of the
                                                           Trust and the Portfolio.

HON. ROBERT
LLOYD GEORGE           President and     Since 1992        Chief Executive Officer of             5              None
8/13/52                Trustee of the                      Lloyd George Management (B.V.I.)
                       Portfolio                           Limited (LGM) and Lloyd George.
                                                           Chairman of LGM. Mr. Lloyd
                                                           George is an interested person
                                                           because of his positions with LGM
                                                           and Lloyd George, which are
                                                           affiliates of the Portfolio.

Noninterested Trustees

EDWARD K.Y. CHEN       Trustee of the    Since 1992        President of Lingnan University        5              Director of First
1/14/45                Portfolio                           in Hong Kong.                                         Pacific Company,
                                                                                                                 Asia Satellite
                                                                                                                 Telecommunications
                                                                                                                 Holdings Ltd. and
                                                                                                                 Wharf Holding
                                                                                                                 Limited (property
                                                                                                                 management and
                                                                                                                 communications)

SAMUEL L. HAYES, III   Trustee           Trustee of the    Jacob H. Schiff Professor            193              Director of Tiffany
2/23/35                                  Trust since       of Investment Banking                                 & Co. (specialty
                                         1989; of the      Emeritus, Harvard University                          retailer) and
                                         Portfolio since   Graduate School of Business                           Telect, Inc.
                                         1992              Administration.                                       (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK        Trustee           Since 2003        President and Chief Executive        193              None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2003).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN     Trustee           Since 2003        Professor of Law, Georgetown         193              None
7/10/40                                                    University Law Center (since
                                                           1999). Tax Partner, Covington
                                                           & Burling, Washington, DC
                                                           (1991-2000).

                                       7

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and          Position(s) with the Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth        Trust/Portfolio   Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
NORTON H. REAMER       Trustee           Trustee of the    President, Chief Executive           193              None
9/21/35                                  Trust since       Officer and a Director of
                                         1989; of the      Asset Management Finance Corp.
                                         Portfolio since   (a specialty finance company
                                         1996              serving the investment management
                                                           industry) (since October 2003).
                                                           President, Unicorn Corporation
                                                           (an investment and financial
                                                           advisory services company)
                                                           (since September 2000).
                                                           Formerly, Chairman, Hellman,
                                                           Jordan Management Co., Inc.
                                                           (an investment management company)
                                                           (2000-2003). Formerly, Advisory
                                                           Director of Berkshire Capital
                                                           Corporation (investment banking
                                                           firm) (2002-2003). Formerly,
                                                           Chairman of the Board, United
                                                           Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds)
                                                           (1980-2000).

LYNN A. STOUT          Trustee           Trustee of the    Professor of Law, University of      193              None
9/14/57                                  Trust since       California at Los Angeles School
                                         1998; of the      of Law (since July 2001). Formerly,
                                         Portfolio since   Professor of Law, Georgetown
                                         2003              University Law Center.

(1) Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth           Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.   President of the Trust        Since 2002*                 Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 56
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

PAMELA CHAN           Vice President of             Since 2002                  Director of Lloyd George. Officer of 1 registered
2/7/57                                                                          investment company managed by Eaton Vance or BMR.

GREGORY L. COLEMAN    Vice President of the Trust   Since 2001                  Partner of Atlanta Capital Management LLC. Officer
10/28/49                                                                        of 10 registered investment companies managed by
                                                                                Eaton Vance or BMR.

WILLIAM WALTER
RALEIGH KERR          Vice President and Assistant  Since 1992                  Director, Finance Director and Chief Operating
8/17/50               Treasurer of the Portfolio                                Officer of Lloyd George. Director of LGM. Officer of
                                                                                4 registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES A. WOMACK       Vice President of the Trust   Since 2001                  Vice President of Atlanta Capital Management LLC.
11/20/68                                                                        Officer of 10 registered investment companies
                                                                                managed by Eaton Vance or BMR.

WILLIAM J.
AUSTIN, JR.           Treasurer of the Portfolio    Since 2002*                 Vice President of Eaton Vance and BMR. Officer of
12/27/51                                                                        58 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER        Secretary                     Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 193
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR     Treasurer of the Trust        Since 1989                  Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 115 registered investment companies managed by
                                                                                Eaton Vance or BMR.

PAUL M. O'NEIL        Chief Compliance Officer      Since 2004                  Vice President of BMR and Eaton Vance. Officer of
7/11/53                                                                         193 registered investment companies managed by
                                                                                Eaton Vance or BMR.

* Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1992.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The former Contract Review Subcommittee of the Special Committee was comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the noninterested Trustees, with the exception of Mr. Chen. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. During the fiscal year ended August 31, 2004, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's purposes are to (i) oversee the Fund and Portfolio's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio's compliance with legal and regulatory requirements that relate to the Fund and Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended August 31, 2004, the Audit Committee convened four times.

Messrs. Hayes (Chairman), Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, Lloyd George or their affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.

On August 16, 2004, the Special Committee adopted a revised Special Committee Charter which eliminated the Contract Review Subcommittee, because it was determined that its function could be carried out by the full Special Committee. The members of the Contract Review Subcommittee were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended August 31, 2004, the Special Committee convened five times.

In considering the renewal of the investment advisory agreement, the Contract Review Subcommittee considered, among other things, the factors set forth below.

     * An independent report comparing Portfolio advisory fees with those of comparable funds (in the case of a renewal);
     * An independent report comparing the expense ratio of the Portfolio and Fund to those of comparable funds;

     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Lloyd George's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;

     *    The  allocation  of  brokerage  and  the  benefits   received  by  the
          investment adviser as the result of brokerage allocation;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to compliance efforts undertaken by Eaton Vance and Lloyd George on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

     *    The quality,  nature,  cost and  character of the  administrative  and other non-investment management services provided by Eaton Vance and its affiliates; and
     * The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Contract Review Subcommittee also considered the investment adviser's experience in managing equity funds investing in Asian securities. The Contract Review Subcommittee noted that the investment adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting Asian securities in which the Portfolio invests. The Contract Review Subcommittee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margin of the investment adviser in comparison with available industry data. The Contract Review Subcommittee considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Contract Review Subcommittee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to the Portfolio and the business reputation of the investment adviser, its financial resources and its professional liability insurance coverage.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                                                                 Aggregate Dollar Range of Equity
                                                                                Securities Owned in All Registered
                                 Dollar Range of Equity Securities              Funds Overseen by Trustee in the
Name of Trustee                         Owned in the Fund                           Eaton Vance Fund Complex
---------------                         -----------------                           ------------------------
INTERESTED TRUSTEES
James B. Hawkes                         $50,001 - $100,000                                 over $100,000
NONINTERESTED TRUSTEES
Samuel L. Hayes, III                           None                                        over $100,000
William H. Park                                None                                        over $100,000
Ronald A. Pearlman                             None                                        over $100,000
Norton H. Reamer                               None                                        over $100,000
Lynn A. Stout                                  None                                     $50,001 - $100,000

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended August 31, 2004, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of       Jessica M.           Edward K.Y.      Samuel L.       William H.        Ronald A.      Norton H.       Lynn A.
Compensation    Bibliowicz(5)           Chen            Hayes           Park            Pearlman        Reamer          Stout
------------    ----------              ----            -----           ----            --------        ------          -----
Trust(2)         $  1,168                  N/A        $  2,023       $ 1,855            $ 1,954       $  1,917       $  2,069
Portfolio             528                5,000           1,418         1,248              1,177          1,344          1,208
Total            $160,000              $25,000        $183,750       $98,333(3)         $85,000       $170,833       $167,500(4)

(1) As of January 1, 2005, the Eaton Vance fund complex consists of 195 registered investment companies or series thereof.

(2)  The Trust consisted of 10 Funds as of August 31, 2004.
(3)  Includes $60,920 of deferred compensation.
(4)  Includes $23,250 of deferred compensation.
(5)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.


Organization

The Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on September 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of the Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.


In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Information on how the Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Portfolio has engaged Lloyd George Management (Hong Kong) Limited ("LGM-HK") as its investment adviser. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate, Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), Lloyd George, acting under the general supervision of the Portfolio's Board of Trustees, is responsible for managing the Portfolio's investments. LGM-HK supervises Lloyd George's performance of this function and retains its contractual obligations under its investment advisory agreement with the Portfolio. Since January 1, 1996, LGM-HK has paid to Lloyd George the entire amount of the advisory fee payable by the Portfolio under its investment advisory agreement with LGM-HK. LGM-HK and Lloyd George are both referred to separately as the investment adviser.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

Category   Average Daily Net Assets for the Month   Annual Fee Rate
--------   --------------------------------------   ---------------
   1       $500 million, but less than $1 billion       0.70%
   2       $1 billion, but less than $1.5 billion       0.65%
   3       $1.5 billion but less than $2 billion        0.60%
   4       $2 billion but less than $3 billion          0.55%
   5       $3 billion and over                          0.50%

The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2004.

                                Advisory Fee Paid for Fiscal Years Ended
 Net Assets at                  ----------------------------------------
August 31, 2004         August 31, 2004     August 31, 2003     August 31, 2002
---------------         ---------------     ---------------     ---------------
$95,456,078                $697,797            $438,951            $578,320

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Information About Lloyd George. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Tonessan Amissah and Jill Virgil-Smith. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Canon's Court, 22 Victoria Street, Hamilton HM 12, Bermuda.

Administrative Services. Under Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

Category     Average Daily Net Assets for the Month   Annual Fee Rate
--------     --------------------------------------   ---------------
   1         less than $500 million                     0.25000%
   2         $500 million, but less than $1 billion     0.23333%
   3         $1 billion, but less than $1.5 billion     0.21667%
   4         $1.5 billion but less than $2 billion      0.20000%
   5         $2 billion but less than $3 billion        0.18333%
   6         $3 billion and over                        0.16667%


As of August 31, 2004, the Fund had net assets of $95,313,432. For the three fiscal years ended August 31, 2004, Eaton Vance earned management fees of $232,543, $145,539, and $186,834, respectively, equivalent to 0.25% of the
Fund's average daily net assets for each year.

As of August 31, 2004, the Portfolio had net assets of $95,456,078. For the three fiscal years ended August 31, 2004, Eaton Vance earned administration fees of $232,611, $146,411, and $192,668, respectively, equivalent to 0.25% of the Portfolio's average daily net assets for each year.


Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.


Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee. For the fiscal year ended August 31, 2004, the transfer agent accrued for or paid to Eaton Vance $23,530 for sub-transfer agency services performed on behalf of the Fund.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo
I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.


Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.


Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.


Tax-Deferred Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.


The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.


The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

Distribution of Class B and Class C shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% for Class B and 0.125% for Class C of each Class's annual average daily net assets. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B and Class C Plans and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE


Performance Calculations. Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.


Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended August 31, 2004.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.


Under current law, dividends (other than capital gain dividends) paid by the Fund to a person who is not a "U.S. person" within the meaning of the Code (a "foreign person") are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 (the "2004 Act") effective for taxable years of the Fund beginning after September 1, 2005 and through 2007, the Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund.


Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.


Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.


The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser's obligation to seek best overall execution for the Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In  the  event  that  the  investment  adviser  executes  Portfolio   securities
transactions with a broker-dealer on or after May 1, 2004 and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Portfolio Brokerage Commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended August 31, 2004, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of research services in selecting a broker-dealer firm, provided it does not compromise the investment adviser's obligation to seek best overall execution.

                                              Amount of Transactions              Commissions Paid on
 Fiscal Year               Brokerage            Directed to Firms               Transactions Directed to
     End                Commission Paid         Providing Research              Firms Providing Research
 -----------            ---------------         ------------------              ------------------------
August 31, 2004            $619,090                $135,778,079                        $365,977
August 31, 2003            $378,053
August 31, 2002            $713,090


                              FINANCIAL STATEMENTS


The audited financial statements of, and the report of the independent registered public accounting firm for the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2004, as previously filed electronically with the SEC:


                      Eaton Vance Greater China Growth Fund
                         Greater China Growth Portfolio

                      (Accession No. 0001047469-04-033139).

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter,
(5) distribution fees paid to the principal underwriter under the Distribution Plan, (6) total service fees paid by the Fund, (7) service fees paid to investment dealers, and (8) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                Repurchase
                                                                Distribution                    Service        Transaction
                          Sales            Sales        CDSC        Fee                          Fees              Fees
                       Charges to       Charges to    Paid to     Paid to         Total         Paid to           Paid to
Total Sales            Investment        Principal   Principal   Principal       Service       Investment        Principal
Charges Paid            Dealers         Underwriter Underwriter Underwriter     Fees Paid       Dealers         Underwriter
------------            -------         ----------- ----------- -----------     ---------       -------         -----------
$397,243                $340,844          $56,399   $700           $163,085     $88,716         $78,795          $4,152.50

For the fiscal years ended August 31, 2003 and August 31, 2002, total sales charges of $43,732 and $23,180, respectively, were paid on sales of Class A, of which the principal underwriter received $6,100 and $3,448, respectively. The balance of such amounts was paid to investment dealers.

Redemption Fees. Class A shares generally are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within three months of the settlement of the purchase. For the fiscal year ended August 31, 2004, the Fund received redemption fees equal to $235,642.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class A. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                  Length of Period Ended August 31, 2004
Average Annual Total Return:                                                     One Year       Five Years      Ten Years
----------------------------                                                     --------       ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                   18.51%          1.20%           -1.53%
Before Taxes and Including Maximum Sales Charge                                   11.72%          0.00%           -2.11%
After Taxes on Distributions and Excluding Maximum Sales Charge                   18.41%          1.18%           -1.74%
After Taxes on Distributions and Including Maximum Sales Charge                   11.63%         -0.02%           -2.32%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge    12.03%          1.01%           -1.29%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     7.62%         -0.01%           -1.77%

     Class A's predecessor commenced operations October 28, 1992.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Citigroup Global Markets, Inc.                  New York, NY            15.1%
Merrill Lynch, Pierce, Fenner & Co., Inc.       Jacksonville, FL        14.4%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


 Commission
   Paid                                                         Uncovered                                       Repurchase
by Principal    Distribution                                   Distribution                     Service         Transaction
Underwriter         Fee                     CDSC                 Charges                          Fees             Fees
   to             Paid to                 Paid to                (as a %                        Paid to           Paid to
Investment       Principal               Principal               of Class      Service         Investment        Principal
 Dealers        Underwriter             Underwriter             Net Assets)     Fees            Dealers         Underwriter
 -------        -----------             -----------             -----------     ----            -------         -----------
202,598          $226,009                 $32,000            $2,234,000 (16.7%) $84,318       $66,215          $1,937.50

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                  Length of Period Ended August 31, 2004
Average Annual Total Return:                                                     One Year       Five Years      Ten Years
----------------------------                                                     --------       ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                   18.03%          0.54%           -2.09%
Before Taxes and Including Maximum Sales Charge                                   13.03%          0.15%           -2.09%
After Taxes on Distributions and Excluding Maximum Sales Charge                   18.03%          0.54%           -2.09%
After Taxes on Distributions and Including Maximum Sales Charge                   13.03%          0.15%           -2.09%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge    11.72%          0.46%           -1.74%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     8.47%          0.12%           -1.74%

     Predecessor Fund commenced operations June 7, 1993.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Citigroup Global Markets, Inc.                  New York, NY            27.4%
Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        10.1%
Morgan Stanley                                  Jersey City, NJ          9.2%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


 Commission
   Paid                                                         Uncovered                                       Repurchase
by Principal    Distribution                                   Distribution                     Service         Transaction
Underwriter         Fee                     CDSC                 Charges                          Fees             Fees
   to             Paid to                 Paid to                (as a %                        Paid to           Paid to
Investment       Principal               Principal               of Class      Service         Investment        Principal
 Dealers        Underwriter             Underwriter             Net Assets)     Fees            Dealers         Underwriter
 -------        -----------             -----------             -----------     ----            -------         -----------
24,804            $71,023                 $14,000            $7,128,000 (64.6%) $23,673          $8,356             $615.00

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                  17.82%           0.45%           -2.30%
Before Taxes and Including Maximum Sales Charge                                  16.82%           0.45%           -2.30%
After Taxes on Distributions and Excluding Maximum Sales Charge                  17.82%           0.45%           -2.30%
After Taxes on Distributions and Including Maximum Sales Charge                  16.82%           0.45%           -2.30%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge   11.58%           0.39%           -1.92%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge   10.93%           0.39%           -1.92%

     Predecessor Fund commenced operations December 28, 1993.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Citigroup Global Markets, Inc.                  New York, NY            28.7%
Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        20.8%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX D

                             CHINA REGION COUNTRIES

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of China region countries and the Fund's performance.


                         THE PEOPLE'S REPUBLIC OF CHINA

China is the world's third largest country occupying a region of 9.6 million square kilometers. China is the world's most populous nation, consisting of more than one-fifth of the human race. Total population was approximately 1.3 billion at the end of 2003.

In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic growth eventually led to the ascendancy of reformers headed by Deng Xiaoping. In the late 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders. The Chinese Communist Party (CCP) completed the 16th Party Congress in November 2002, with Hu Jintao being selected to replace Jiang Zemin as the General Secretary of the Party and subsequently, as head of the Central Military Commission of CCP. We do not expect major change in China's economic policy due to the leadership succession.

Between 1993 and 2003, China achieved average annual growth in real gross domestic product (GDP) averaging 9.4%. The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing in importance still contributes roughly one-third of GDP. In recent years, however, the economy has been significantly restructured through relaxing of government authority in the day-to-day operations in industrial enterprises and market forces have played a much larger role in allocating economic resources.

Manufacturing  sector  accounted  for 45% of China's  GDP in 2003.  In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry and especially the export sector. Considerable industrial growth has come from private-run and foreign-invested enterprises in South China and East China. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as microelectronics and telecommunications. Chinese firms have made great strides in capturing global market share; however, at home many state enterprises still face excess staffing costs which must be relieved over time and margins in many sectors remain fragile. Excessive growth and inflation, which created problems fo the economy in the early 1990s,were brought under control in the secon half of the decade, but are again becoming an issue. The slowdown and deflation of the late 1990s were the result of austerity measures implemented by the government during 1994 to 1996 and exacerbated by the Asian financial crisis of 1997 and 1998. The Chinese government has implemented a series of fiscal and monetary stimulus packages aimed at boosting domestic demand and this soon resulted in strong household spending on homes and autos, and subsequently overheated investment and lending growth in construction and construction-related materials sectors. In 2004, the Chinese economy has been growth at nearly double-digit rates, and CPI inflation reached 5.4% in the third quarter of the year.

In the last few years, mainly due to the massive inflow of FDI in the electronics manufacturing sector, electronics replaced textiles and garments as the largest export category. In 2003, exports of electronics and clothing/footware eached US$149 billion and US$66 billion respectively, 34% and 15% of total exports. China has recorded a trade surplus every year from 1994 onwards, and the balance was US$35 billion in 2003. With China's export production base increasingly shifting to East China (around Shanghai), Hong Kong's role as a re-export center is gradually being reduced. The the share of Chinese exports directed throught Hong Kong has dropped from 48% in 1994 to only 26% in 2003. Also, the share of Chinese exports from Guangdong province dropped from 42% in 1994 to 35% in 2003, and that from Greater Shanghai (Shanghai, Jiangsu and Zhejiang) rose from 19% to 34% during the same period.

China has remained a conservative borrower but since the early 1980s has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. However, China's foreign debt is still in a very healthy position. Total foreign debt as of the end-2003 was estimated at US$193 billion while foreign exchange reserves stood at US$403 billion. The primary sources of foreign capital for China include: the International Monetary Fund and World Bank loans and credits; government low interest loans and credits; and commercial loans and credits. China is also a major recipient of FDI. In 2003, FDI into China reached US$54 billion.

There is centralized control and unified management of foreign exchange in China. The renminbi has remained stable at the 1974 level for the past seven years. Currently reform and liberalization of the fixed exchange rate are on the government's agenda over the longer term.

There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. From 2001 onwards, "B" share market was opened to domestic investors, and their total market capitalization in October 2004 was at US$9.6 billion. In November 2002, the China Securities Regulatory Commission and the People's Bank of China jointly announced a Qualified Foreign Institutional Investors (QFII) scheme allowing foreign investors to participate in the "A" share market, which were offered exclusively to domestic investors. Total market capitalization of the Shanghai "A" share market reached US$320 billion by December 2004, making it one of the largest stock markets in Asia after Japan.

                                    HONG KONG

As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the British colony there in 1841. China remains Hong Kong's largest trade partner. In 2003, 43.7% of Hong Kong's total imports came from China, representing a dramatic increase from early 1990's 36.8%. On the export front, China accounted for 42.6% of Hong Kong exports in 2003, representing an 18.8% year-on-year increase; and most of these were raw materials and semi-finished products for further processing in China. Since the implementation of the Open Door Policy in 1979, facilities have been located in the province of Guangdong, where it is estimated that Hong Kong companies currently employ more than 6 million workers or close to 10% of the Guangdong province population.

There has also been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the setting up of representative offices or window companies, the purchase of stakes in existing companies as well as direct investment in properties. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong or Pearl River Delta economy consisting of Hong Kong and Guangdong Province, with a combined population of over 78 million.

In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations with the Basic Law, the outline for Hong Kong's government after reunification with China in 1997, as the starting point. This integration process directly affects the value of Hong Kong investments. Since the handover in mid 1997, the Basic Law has worked reasonably well and Beijing officials have not interfered directly with Hong Kong's financial and political affairs, even in July 1998 when the currency peg was under severe pressure.

In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor-intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 2003 contributed over 90% of GDP.

The competitive devaluation of the Asian currencies together with a general slowdown in the global economy in 1997-98 had a severe impact on Hong Kong's asset prices and residential property prices. The government announced a property reflation package in late 2002 targeting at controlling land supply as well as stimulating demand for properties (rental coupon, subsidised loans, suspension of land sales). Since then, supported by a new Hong Kong immigration policy and policy tilts by the mainland government, invesmtent interests in Hong Kong residential and commerical properties have been revitalized though affordability remains reasonable.CEPA or the Closer Economic Partnership Arrangement was announced in mid 2003 and represented one important step forward in terms of integrating the Hong Kong and Mainland economies. Professionals such as lawyers, accountants, architects, investment bankers are now allowed to operate on a sole proprietorship basis in the Mainland while foreign banks are allowed greater flexibility in terms of RMB business in China as well as ownership of Mainland banks. Last but not least, Hong Kong banks have been allowed to begin limited RMB business (exchange, deposit, and credit cards but not wholesale lending) in Hong Kong. The new policy is likely to reinforce Hong Kong's role as a financial center for China and represents one important step made by the Mainland government towards the opening of China's capital account and eventual convertibility of the RMB.

The Stock Exchange of Hong Kong Ltd. ("SEHK"), with a total market capitalization as of October 2004 of approximately US$762.8 billion is now one of the largest stock markets in Asia. As of that date, 881 companies and 1,868 securities were listed on the SEHK.

There are no regulations governing foreign investment nor exchange controls in Hong Kong. Investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

                                     TAIWAN

One of the basic questions investors raise about Taiwan is the nature of its political risk vis a vis China. In general, this risk should be considered relatively low. As China becomes increasingly integrated into the global trading system, the economic cost and risk to the stability of China's regime from military confrontation with Taiwan grows higher. This is because at a minimum an attack on Taiwan would likely result in widespread embargoes from the US and its allies as well as a sharp reduction in FDI. Although China's explicit goal for Taiwan is a one country, two systems structure similar to that of Hong Kong, it appears that their main priority is to prevent Taiwan from declaring independence. Again, the risk of this scenario appears low given that Taiwan would require support from the US to pursue this policy. However, this policy would not appear to fit into the US geopolitical priorities given that its foreign policy focus is one of containing global terror and nuclear proliferation - both issues on which it requires China's assistance. This is not to mention the fact that US has no interest in provoking a military confrontation with one of the world's major nuclear powers with little strategic benefit to itself. Therefore, it is fair to describe the current political relationship as a stand-off between the two sides.

Economic integration between China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan brings decades of experience trading with the G7 economies, capital, technology and trained entrepreneurs. Over 30% of Taiwan's trade is with mainland China and the total investment from Taiwan to China has likely exceeded US$100 billion since 1980. Taiwan has over US$170 billion of foreign exchange reserves.

Between 1960 and 2003, Taiwan's GNP grew from less than US$2 billion to over US$300 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The main trend in the 1990s and this decade has been the transformation into an increasingly service driven economy. The Taiwan stock market - once widely viewed as a speculative market - is increasingly driven by fundamentals and the investment direction set by foreign investors. Importantly, the government is in the process of accelerating its liberalization of the market and recently there has been a significant rise in foreign ownership.

                                      KOREA

Political volatility has characterized the history of South Korea (hereafter referred to as "Korea") during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline was characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese.

Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent. However, a series of economic problems have beset Korea since 1996. The Korean currency as well as the stock market fell dramatically in 1997 and early 1998. With little choice, Korea accepted an International Monetary Fund's rescue package, which came with measures intended to put the economy in better order. As a result, drastic reforms have been introduced into Korea's business practices, especially the banking system.

Since January 1998, a dramatic economic recovery has taken place principally driven by the cyclical global recovery in the semiconductor, steel and automobile industries. Sovereign debt and many top tier corporates have recovered to investment grade status with bond yields on 10 year treasuries falling from more than 1000 basis points over U.S. treasuries to a spread of less than 200 basis points. Significant restructuring has taken place with the closure or nationalization of major banks and subsequent distressed asset sales by the Korea Asset Management Corporation. While the pace of large-scale corporate restructuring did slow down in the latter half of 1999, the progress was exceptional. Since the election of Mr. Roh Moo-hyun as President in December 2002, there have been concerns about his leaning towards labour. In fact, we have witnessed a general rise in wages for Korean labour as well as increase in militancy. The new President's commitment to reform will be severely tested with the shift of manufacturing to China.

The equity market also rewarded the Korea's restructuring efforts. Helped by ample domestic liquidity inflows and launching of new equity-type mutual funds, KOSPI went from below 300 in the summer 1998 to above 1000 in early 2000. Helped by the internet boom and retail participation, KOSDAQ turnover soared and briefly surpassed that of KOSPI. The liquidity crisis at several large companies (Daewoo Group, Hyundai E&C, Hynix) and the burst of the dot-com bubble led to the bear market in the subsequent 18 months, until the events of September 2001 forced BOK to cut rates, providing the basis for the liquidity driven rally until April 2002. In May 2002, domestic consumption and the economy peaked which contributed to a fall in the equity markets. This was further compounded in first quarter 2003 by the North Koreans acknowledging that they possessed nuclear capabilities. The market fell significantly in the first quarter of 2003 as a result of geo-political concerns as well as slowdown in domestic and global economies.

The increase in the foreign participation in the equity market has also helped Korean corporates to become more transparent and be more sensitive to corporate governance issues, although there are still areas for improvement. Foreign investors in the aggregate are estimated to own about 30-40% of the Korean companies on average. The foreign ownership in large companies is much more dominant: the foreign ownership in blue chips such as SEC, Kookmin Bank, and POSCO are typically 50-70%. All Korean companies now report on a quarterly basis, and have recently been required to follow strict Fair Disclosure guidelines. Cash generation and ROE, concepts that were foreign to most Koreans before the crisis, are now embraced by most large companies.

After the Asian crisis, Korean banks had to find a new area for loan growth and naturally turned to least indebted segment of the economy: households. As a result, the household credit went through 3 years of expansion, and has now reached a level which many policy makers consider as a dangerous level. The increase in the consumer credit meant that domestic consumption became a more important driver for the Korean economy than before. Clearly, in hindsight, this was a bubble as the rise in consumer debt was unsustainable and companies like Kookmin Credit Card and KEB Credit Card are in the process of being absorbed by their parent banks. LG card is also facing liquidity and capital deficiencies and as of November 2004 remains a big unresolved issue for the financial system. Policy makers have taken measures to increase loan loss provisioning and restrict cash advances.

The domestic economy has remained in recession since early 2003 as the credit bubble burst in the household sector. Private consumption had contracted for 7 quarters as of late 2004. This should continue to be a drag on the economy in 2005. Household balance sheets still appear over-leveraged and one in thirteen Koreans remains behind on their debt payments. Exports should also slow in 2005 as the Chinese economy slows. China is Korea's top export market, absorbing 20% of exports. Exports were the sole source of growth in 2004. Consequently the economy should slow in 2005, after growing an estimated 4.5% in 2004. However, the government's policy response should help put a floor under the economy. The government intends to run a budget deficit approximately 1% of GDP and more interest rate cuts are likely.

                                    THAILAND

Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-nine coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.

Thailand has a free and independent peasant population which has, over the years, enjoyed a higher standard of living than their neighbours and, therefore, the communist movement has never made much headway among the rural people. At the same time, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the northern east provinces (an estimated per capital income would be perhaps US $2,000 per annum for the former and less than US $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.

Thailand's economy has been among the fastest growing in the world during the past decades. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan, at which time there was a large shift away from agriculture products towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and dramatic shifts in population towards urban areas such as Bangkok.

It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 7 percent.

The boom in the early 1990s resulted in huge imbalances in the country's balance of payments position and significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devaluation of the THB. Help from the International Monetary Fund was sought and arrived in the form of a US $17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs more than 50% of the country's labour force and is home to 50% of its population, its stable social fabric might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits. As for its financial sector, the ability of the Thai authorities to directly intervene and resuscitate its banking system has been limited due to its relatively democratic political structure compared to its neighbors.

Recently political risk in Thailand has risen as a result of unrest in the Muslim-dominated southern provinces.

                                    MALAYSIA

The central dilemma in assessing Malaysia's political risk is the perennial question of relations between the Malay and Chinese communities representing as they do about 60 percent and 30 percent of the population respectively. Since the 1969 racial riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the Bumiputra (or the sons of the soil), which is the dominant Malay majority.

The success of Malaysia's so-called New Economic Policy (NEP) is unquestioned and has given a great deal of legitimacy to the continued run of the ruling United Malay National Organization (UMNO). The Chinese community has done well despite of the NEP. Political disunity within the Malaysian Chinese Association
(MCA), however, has left them somewhat leaderless in the political sphere.

The UMNO party within the ruling coalition, the National Front, retained its significant majority in the last general election in 2004. This victory has been a validation of Mr. Abdullah Badawi, the successor to Mr. Mahathir. The main opposition party, Parti Islam Se Malaysia (PAS), today controls only one out of the total 13 States in Malaysia.

Mr. Badawi has shown an inclination to initiate wide-ranging reforms starting from cleaning up the judiciary to weeding out corruption. The decision to release former Deputy Prime Minister Anwar is viewed as a significant step. On the economic front, several changes including the restructuring of government linked companies and reduction in the fiscal deficit have been initiated.

Since independence in 1957, Malaysia has generally experienced high economic growth with low inflation, punctuated by few recessions. Economic growth in the initial years was highly dependent on production and prices of commodities such as rubber and tin. That changed after the mid-eighties as the Government embarked on a path to transform the economy. There was an accelerated shift into manufacturing and away from the old dependence on the plantation and mining sectors. This manufacturing growth was led by FDI's from Japan, United States
(US) and Taiwan, along with notable national projects such as the Proton and Perodua cars. Production of electronic products and components for the export market was promoted and foreign companies in this field were given investment incentives to operate in Malaysia. Malaysia's literate and trainable workforce gave great support to this shift into manufacturing.

As manufactured goods came to assume a larger importance in the composition of exports compared with commodities, Malaysia's trade position gradually became larger and steadier. Although that made Malaysia wealthier, it also made the country more vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets like the US.

Malaysia's openness to foreign investments had also made the country more exposed to the effects of capital flows which were severely disrupted during the Asian crisis. As with other Asian markets, currency and the stock market were severely attacked in late 1997 and 1998. This led to the Ringgit's peg to the US Dollar and the imposition of capital controls in September 1998. Capital controls on foreign portfolio capital, however, were relaxed from February 1999 onwards, and the only major remaining control is offshore trading of the Ringgit.

Malaysia dependence on its export markets is to some degree offset by its domestic market. It is a nation blessed with a relatively young and growing population of 24 million people which supports the domestic economy. The

Government recognizes this and is continuing to spend more to provide better education and building infrastructure. This drive to improve human capital is becoming an important agenda. The Government, realizing the threats to its manufacturing competitiveness brought on by globalization and the rise of China, is keen to reorganize the economy. Malaysia today is actively promoting itself as a regional hub for service industries such as air and seaport, education, health and information technology.

                                    SINGAPORE

In the words of a government minister, Singapore is the 'silent success' of the region supported by a workforce that is highly literate, well-educated and trainable. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore, which broke away from the Malaya Federation in 1965, is a small Chinese-populated island surrounded by a sea of Muslims.

One important aspect of the political situation has been the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990 to hold the title of Senior Minister, he continues to wield a large influence and power behind the scenes. His son, Lee Hsien Loong, has recently been appointed to the position of Prime Minister replacing Goh Chok Tong who is now Senior Minister. This has raised the issue of the acceptability of dynastic succession in a parliamentary democracy. Nevertheless, the leadership transition has been well planned and proceeded smoothly.

Many of the elder Lee's policies, such as imposing the Mandarin Chinese language on the Singapore educational system, have aroused fierce opposition among the older, anti-communist generation of Singapore Chinese. The tight control of the media and the suppression of all political opposition or criticism of the government, the ruling People's Action Party (PAP) or the Prime Minister himself, have also aroused criticism both at home and internationally.

The Singapore economy has been characterized by one of the highest degrees of government involvement and intervention outside the socialist world. Government linked companies make up the largest local corporations and represent about half of the local stock market capitalization. Nevertheless, the country's economic growth has been impressive, averaging around 7%, except during recessions, and even more impressive has been the tight control of inflation which, along with that of Japan, has remained extremely low at below 3% for the past decade. Services make up the largest part of Singapore's economy, representing 67% of GDP.

Singapore is a small island state with few raw material resources, and a limited land area of only 682 square kilometers. Its only natural advantage is its geographical location which has allowed it to become the regional hub for port and marine services. Singapore is also the undisputed South-east Asian regional financial centre, thanks to the Government's prudent and open economic policies, strong legal and regulatory environment combined with proper safeguards. The nation is also well known for its efficient Government, excellent infrastructure, and having one of the least corruptible societies.

Given its small size and its position, Singapore is very sensitive to the socio-political and economic developments of its two main neighbours, Indonesia and Malaysia. The economic links are clear in that both neighbours are direct markets for Singapore's service industries. Being regional centres, for example, Singapore's port and financial industries serve customers in both Indonesia and Malaysia. Moreover, Singapore relies on Malaysia for a portion of its raw water supply.

Singapore is also a substantial manufacturing base for many multinationals, particularly technology companies, which contributes to the country's large export sector. Like Malaysia, however, Singapore's position in this area is being threatened by the rise of China. As a result, Singapore is embarking to make itself more business friendly by lowering taxes, streamlining regulations and reducing Government intervention. The Government is also focusing on attracting foreign companies in high-value-added industries such as the bio-medical industry. Local companies particularly, government linked companies and Temasek, their holding company, are increasing their presence internationally via acquisitions, for the purpose of enhancing returns and widening their markets.

                                    INDONESIA

Indonesia today has gone through major political restructuring. The current People's Consultative Assembly (MPR) is now made up of representatives of the following main parties: Democratic Party of Indonesia Struggle (PDI-Struggle), Development Unity Party (PPP) and Golongan Karya (Golkar) providing a system of checks and balances. With this new regime it is harder for big cases of corruption to go undetected. As a sign of further progress, the latest MPR session has voted to have direct presidential elections and and for the first time in history, Indonesia has a President who has been elected by the indonesian people. Susilo Bambang Yudhoyono (SBY), a retired general in the army, was elected on October 20, 2004 as Indonesia's sixth President.

During her tenure, President Megawati has made several achievements in the political arena as well as in the country's economy. She is firmly in control and removed the volatile swings in political unrest that was induced by the former presidents. She has managed to stabilize the economy and strengthen her control over the government and she has regained support of multilateral agencies and improved foreign relations. Instituting corporate reforms has been an important part of the government plan to ensure that problems brought about by the monetary crisis in 1998 do not recur. Today political reality however means there is a close connection between credibility and effectiveness.
Improvement in these two factors have supported a re-rating in Indonesian sovereign risk. While fundamental problems remain, the government has shown surprising fortitude by cutting subsidies, selling assets and pushing through the reform with almost no protests from the public.

Growth is an important prerequisite for poverty reduction of the country. The state or business monopolies have been dismantled. Decentralization is taking place and resource-rich provinces are given more economic power. This will help reduce risk of political disintegration. Indonesia is staging a substantial initial recovery in industrial and manufacturing investments with its traditional strategic trading partners, Japan, US and South Korea. The government must be able to prove that it is capable of sustaining the recovery and accelerating economic growth.

Positive signs are emerging, as factors hindering investment have started to improve and there is a more favorable banking sector to fund investment. The under-investment in the past years has started to show supply-side constraints. Investment realization has picked up in the past year and has been a major economic driver in 2004. In the industrial sector utilization rate has reached 70%, taking into account that consumer spending is already 20% ahead of pre-crisis levels while investment is still 25-40% below.

With inflation under control and interest rates at a decade low, robust foreign reserves (US$35 billion), a rising trade surplus and successful sovereign and private debt restructuring, it should be possible to keep the currency stable. Foreign investment flows should be attracted to develop the economy's abundant resources and boost industrial activity, which will translate into employment growth and sustain economic growth.

                                 THE PHILIPPINES

Upon gaining office President Arroyo and her administrators faced major social and economic challenges, including the out of control budget deficit, below target revenues, huge borrowings, a volatile currency and low investor confidence. Since then much has been achieved on the political front. Initiatives towards improving peace and order have started to bear fruit as major criminals and terrorists are slowly being caught. Legislation has been progressive on the congressional level. The lack of cohesion in the Senate has culminated in a recent change in leadership as weak allegiances have been broken.

The economy is basically agricultural with an aggregate of about two-thirds of Filipinos depending on that sector. A major transition is underway, involving various sectors that capitalize on the many strengths of the Philippines labor force. The manufacturing sector continues to increase its share of GDP relative to the traditional agricultural and mining sectors. Evidence of the changes are seen in the renewed investor interest like the Kirin Brewery in San Miguel and Ford Philippines starting to manufacture cars and other vehicles for Thailand and Indonesian markets, creating more factory jobs in the Philippines.

The Philippines is a country with a rapid rate of population growth; over half of the population is under the age of 19, and this could create a dangerous demographic bulge and obstacle to longer-term economic and social development. However as long as the workforce remains mobile, the Philippines can export labor to more successful economies. Keys to future growth would be to continue attracting foreign capital, enhancing the efficiency of domestic firms. One promising sign is that Philippine corporations are not as indebted as their counterparts in many neighboring countries.

Reforming the fiscal sector poses a serious challenge to the country's leadership. It has to raise taxes, boost the cost effectiveness of public expenditure, and require public corporations to produce resources for the public coffers rather than serve as a source of drain. This requires a leadership that is able to form a sufficiently strong coalition of followers in the legislative branch to produce the necessary laws to improve fiscal performance.

The acknowledgement by President Arroyo that the fiscal deficit has reached a critical levels has united all sectors of the domestic economy in a bid to solve the public finances crisis. This in turn has improved investor sentiment somewhat.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          January 1, 2005


                         Eaton Vance Global Growth Fund
                             Eaton Vance Growth Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Funds and the Portfolios. Each Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                   Page                             Page
Strategies and Risks                 2     Purchasing and Redeeming Shares   19
Investment Restrictions              6     Sales Charges                     20
Management and Organization          8     Performance                       23
Investment Advisory and                    Taxes                             24
  Administrative Services           15     Portfolio Securities
Other Service Providers             17       Transactions                    26
Calculation of Net Asset Value      18     Financial Statements              29


        Appendix A: Class A Fees, Performance and Ownership   30
        Appendix B: Class B Fees, Performance and Ownership   32
        Appendix C: Class C Fees, Performance and Ownership   34

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' relevant prospectus dated January 1, 2005, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.










(C) 2005 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer's country, as well as in the case of depositary receipts traded on non-U.S. markets, foreign exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Global Growth Portfolio may also enter into currency swaps. Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Companies. Global Growth Portfolio may invest in securities of smaller, less seasoned or "emerging" companies. The investment risk associated with emerging companies is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, this type of holding may need to be discounted from recent prices or disposed of over a long period of time. The prices of this type of security are often more volatile than those of larger companies which are often traded on a national securities exchange.

Illiquid Securities. Each Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio's assets.

Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. For Growth Portfolio, credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option oran offsetting option.

Risks Associated With Derivative Instruments. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage a Portfolio's exposure to a particular market risk. Leverage enhances a Portfolio's exposure to the price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. A commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. A Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. A Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

High Yield Bonds. Each Portfolio may invest in high yield, high risk corporate bonds (commonly referred to as "junk bonds") if the investment adviser believes such bonds offer the potential for capital growth. High yield bonds are considered predominantly speculative because of the credit risk of their issuers. Each Portfolio may invest in such bonds regardless of their credit rating.

Other Investment Companies. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

Lending Portfolio Securities. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

Short Sales. Each Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Equity Investments. Equity securities eligible for purchase include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; debt securities (limited to securities convertible into common stocks); warrants and other convertible instruments.

Convertible Securities. A Portfolio may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into or exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

Warrants. A Portfolio may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio's investment restrictions).

Temporary Investments. A Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to a Portfolio and may result in a realization of net short-term capital gains. During the fiscal year ended August 31, 2004, the portfolio turnover rate of Global Growth Portfolio and Growth Portfolio was 164% and 276%, respectively.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;
(2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or
(3) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

     With respect to the Global Growth Fund, the Fund may not:

(4) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(5)  Underwrite securities of other issuers;
(6) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities; or
(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

  With respect to Growth Fund, the Fund may not:

(8) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund or Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(9)  Underwrite or participate in the marketing of securities of others;
(10) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);
(11) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate; or
(12) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of a Fund or its other investors. Each Fund and Portfolio will not:

  * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Messrs. Lloyd George and Chen is 3808 One Exchange Square, Central, Hong Kong. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                                    Number of
                                                                                                    Portfolios
                            Position(s)    Term of Office                                         in Fund Complex
                             with the        and Length          Principal Occupation(s) During     Overseen By  Other Directorships
Name and Date of Birth    Trust/Portfolio    of Service               Past Five Years               Trustee(1)         Held
----------------------    ---------------  --------------      -----------------------------------  ----------   -------------------
INTERESTED TRUSTEES

JAMES B. HAWKES              Trustee       Trustee of the      Chairman, President and Chief           193       Director of EVC
11/9/41                                    Trust 1989,         Executive Officer of BMR, Eaton
                                           Global Growth       Vance, EVC and EV; Director of
                                           Portfolio since     EV; Vice President and Director
                                           1995 and Growth     of EVD. Trustee and/or officer
                                           Portfolio since     of 193 registered investment
                                           1992                companies in the Eaton Vance
                                                               Fund Complex. Mr. Hawkes is an
                                                               interested person because of his
                                                               positions with BMR, Eaton Vance,
                                                               EVC and EV, which are affiliates
                                                               of the Trust and the Portfolio.

HON. ROBERT LLOYD GEORGE    Trustee and    Trustee of Global   Chief Executive Officer of Lloyd         5        None
8/13/52                        Vice        Growth Portfolio    George Management (B.V.I.) Limited
                             President     since 1996 and      (LGM) and Lloyd George. Chairman of
                             of Global     Vice President      LGM. Mr. Lloyd George is an interested
                              Growth       since 1995          person because of his positions with
                             Portfolio                         LGM and Lloyd George, which are
                                                               affiliates of the Portfolio.

NONINTERESTED TRUSTEES

EDWARD K.Y. CHEN             Trustee of    Since 1996          President of Lingnan University          5       Director of First
2/23/35                     Global Growth                      in Hong Kong.                                    Pacific Company,
                             Portfolio                                                                          Asia Satellite
                                                                                                                Telecommunications
                                                                                                                Holdings Ltd. and
                                                                                                                Wharf Holdings
                                                                                                                Limited (property
                                                                                                                management and
                                                                                                                communications)

SAMUEL L. HAYES, III         Trustee       Trustee of the      Jacob H. Schiff Professor of            193      Director of Tiffany
2/23/35                                    Trust since         Investment Banking Emeritus,                     & Co. (specialty
                                           1989, Global        Harvard University Graduate                      retailer) and
                                           Growth Portfolio    School of Business Administration.               Telect, Inc.
                                           since 1995 and                                                       (telecommunication
                                           Growth Portfolio                                                     services company)
                                           since 1993

WILLIAM H. PARK              Trustee       Since 2003          President and Chief Executive           193      None
9/19/47                                                        Officer, Prizm Capital Management,
                                                               LLC (investment management firm)
                                                               (since 2002).  Executive Vice
                                                               President and Chief Financial
                                                               Officer, United Asset Management
                                                               Corporation (a holding company
                                                               owning institutional investment
                                                               management firms) (1982-2001).

RONALD A. PEARLMAN           Trustee       Since 2003          Professor of Law, Georgetown            193      None
7/10/40                                                        University Law Center (since 1999).
                                                               Tax Partner, Covington & Burling,
                                                               Washington, DC (1991-2000).

                                       8

                                                                                                    Number of
                                                                                                    Portfolios
                            Position(s)    Term of Office                                         in Fund Complex
                             with the        and Length          Principal Occupation(s) During     Overseen By  Other Directorships
Name and Date of Birth    Trust/Portfolio    of Service               Past Five Years               Trustee(1)         Held
----------------------    ---------------  --------------      -----------------------------------  ----------   -------------------

NORTON H. REAMER          Trustee          Trustee of the      President, Chief Executive              193       None
9/21/35                                    Trust since         Officer and a Director of
                                           1989, Global        Asset Management Finance Corp.
                                           Growth Portfolio    (a specialty finance company
                                           since 1995 and      serving the investment management
                                           Growth Portfolio    industry) (since October 2003).
                                           since 1993          President, Unicorn Corporation
                                                               (an investment and financial
                                                               advisory services company)
                                                               (since September 2000). Formerly,
                                                               Chairman, Hellman, Jordan Management
                                                               Co., Inc. (an investment management
                                                               company) (2000-2003). Formerly,
                                                               Advisory Director of Berkshire
                                                               Capital Corporation (investment
                                                               banking firm) (2002-2003).
                                                               Formerly, Chairman of the Board,
                                                               United Asset Management Corporation
                                                               (a holding company owning
                                                               institutional investment management
                                                               firms) and Chairman, President and
                                                               Director, UAM Funds (mutual funds)
                                                               (1980-2000).

LYNN A. STOUT             Trustee          Since 1989          Professor of Law, University of         193       None
9/14/57                                                        California at Los Angeles School
                                                               of Law (since July 2001). Formerly,
                                                               Professor of Law, Georgetown
                                                               University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and                Position(s) with the          Term of Office and
Date of Birth             Trust/Portfolio             Length of Service         Principal Occupation(s) During Past Five Years
-------------           --------------------          ------------------        ----------------------------------------------
THOMAS E. FAUST JR.     President of the Trust        Since 2002*               Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 56
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON     President of each            Since 2002                Senior Vice President and Chief Equity Investment
10/26/57                 Portfolio                                              Officer of Eaton Vance and BMR. Officer of 45
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

GREGORY L. COLEMAN       Vice President of the        Since 2001                Partner of Atlanta Capital Management LLC ("Atlanta
10/28/49                 Trust                                                  Capital"). Officer of 8 registered investment
                                                                                companies managed by Eaton Vance or BMR.

ARIEH COLL               Vice President of each       Vice President of         Vice President of Eaton Vance and BMR. Previously,
11/9/63                  Portfolio                    Global Growth Portfolio   Portfolio Manager and Investment Analyst for
                                                      since 2004 and Growth     Fidelity Investments (1989-1999). Officer of 8
                                                      Portfolio since 2000      registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES A. WOMACK          Vice President of the        Since 2001                Vice President of Atlanta Capital Management LLC
11/20/68                 Trust                                                  ("Atlanta Capital"). Officer of 8 registered
                                                                                investment companies managed by Eaton Vance or BMR.

WILLIAM J. AUSTIN, JR.   Treasurer of each            Since 2002*               Vice President of Eaton Vance and BMR. Officer of 58
12/27/51                 Portfolio                                              registered investment companies managed by Eaton
                                                                                Vance or BMR.

ALAN R. DYNNER           Secretary                    Since 1997                Vice President, Secretary and Chief Legal Officer
10/10/40                                                                        of BMR, Eaton Vance, EVD, EV and EVC. Officer of
                                                                                193 registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR        Treasurer of the Trust       Since 1989                Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 115 registered investment companies managed by
                                                                                Eaton Vance or BMR.

PAUL M. O'NEIL           Chief Compliance Officer     Since 2004                Vice President of BMR and Eaton Vance. Officer of
7/11/53                                                                         193 registered investment companies managed by
                                                                                Eaton Vance or BMR.

 * Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of Global Growth Portfolio since 2001 and Growth Portfolio since 1993.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The former Contract Review Subcommittee of the Special Committee was comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and each Portfolio is comprised of the noninterested Trustees, with the exception of Mr. Chen. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. During the fiscal year ended August 31, 2004, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes and Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and each Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's purposes are to (i) oversee each Fund and Portfolio's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio's compliance with legal and regulatory requirements that relate to each Fund and Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended August 31, 2004, the Audit Committee convened four times.

Messrs. Hayes (Chair), Park, Pearlman and Reamer and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust and of each Portfolio. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and each Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, Lloyd George or their affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each:
(a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act. On August 16, 2004, the Special Committee adopted a revised Special Committee Charter which eliminated the Contract Review Subcommittee, because it was determined that its function could be carried out by the full Special Committee. The members of the Contract Review Subcommittee were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended August 31, 2004, the Special Committee convened three times.

In considering the renewal of the investment advisory  agreement(s)  between the
Portfolio  and  the  investment   adviser,   the  Contract  Review  Subcommittee
considered, among other things, the factors set forth below.

  * An independent report comparing Portfolio advisory fees with those of comparable funds (in the case of a renewal);
  * An independent report comparing the expense ratio of the Portfolios and Funds to those of comparable funds;
  * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
  *  Sales  and  redemption  data in  respect  of the  Fund  (in  the  case of a renewal);
  * The economic outlook and the general investment outlook in the relevant investment markets;
  * Eaton Vance and Lloyd George's results and financial condition and the overall organization of the investment adviser;
  *  Arrangements regarding the distribution of Fund shares;
  *  The procedures used to determine the fair value of each Fund's assets;
  * The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;
  * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  * The resources devoted to compliance efforts undertaken by Eaton Vance and Lloyd George on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
  * The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Contract Review Subcommittee also considered the investment adviser's experience in managing equity funds investing in foreign and emerging markets securities. The Contract Review Subcommittee noted that the investment adviser of Lloyd George maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting foreign and emerging markets securities in which Global Growth Portfolio invests. The Contract Review Subcommittee evaluated the level of skill and expertise required to manage each Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Portfolio.

The Contract Review Subcommittee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Contract Review Subcommittee considered the investment adviser's management capabilities with respect to the type(s) of investments held by each Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement(s). The Contract Review Subcommittee specifically noted the investment adviser's actions to expand its in-house equity research capabilities. The Contract Review Subcommittee evaluated the level of skill required to manage each Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Portfolio.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios, including the profit margin of the investment adviser in comparison with available industry data. The Contract Review Subcommittee considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. In addition, the Contract Review Subcommittee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to each Portfolio and the business reputation of the investment adviser, its financial resources and its professional liability insurance coverage. The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustees as of December 31, 2003.

                                                    Dollar Range of Equity Securities Owned by
                           James B.        Samuel L.    William H.     Ronald A.         Norton H.             Lynn A.
Fund Name                  Hawkes(1)       Hayes(2)      Park(2)      Pearlman(2)        Reamer(2)             Stout(2)
---------                  ---------       ---------    ----------    -----------        ---------             --------
Global Growth Fund     50,001 - $100,000      None         None          None              None            $10,001 - $50,000(3)
Growth Fund                   None            None         None          None              None                  None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds     over $100,000   over $100,000    None          None          over $100,000        $50,001 - $100,000

(1)  Interested Trustees.
(2)  Noninterested Trustees.
(3) Includes shares which may be deemed to be beneficially owned through a Trustee Deferred Compensation Plan.

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

  1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
  2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
  3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio). During the fiscal year ended August 31, 2004, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                            Jessica M.     Hon. Edward    Samuel L.     William H.      Ronald A.     Norton H.      Lynn A.
Source of Compensation      Bibliowicz      K.Y. Chen       Hayes          Park         Pearlman       Reamer        Stout
----------------------      -----------    -----------    ---------     ----------      ---------     ---------      -------
      Trust(2)              $  1,168         $    --      $  1,855     $ 1,855          $ 1,954       $  1,917     $  2,069
Global Growth Portfolio          528           5,000         1,418       1,248(4)         1,177          1,344        1,208(5)
   Growth Portfolio              700              --         1,596       1,411(6)         1,349          1,513        1,400(7)
Trust and Fund Complex       160,000          25,000       183,750      98,333(3)(8)     85,000(3)     170,833      167,500(9)

(1) As of January 1, 2005, the Eaton Vance fund complex consists of 193 registered investment companies or series thereof.
(2)  The Trust consisted of 8 Funds as of August 31, 2004.
(3)  Messrs. Park and Pearlman became Trustees in June 2003.
(4)  Includes $1,248 of deferred compensation.
(5)  Includes $467 of deferred compensation.
(6)  Includes $1,411 of deferred compensation.
(7)  Includes $544 of deferred compensation.
(8)  Includes $60,920 of deferred compensation.
(9)  Includes $23,250 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. Prior to January 1, 2004, Global Growth Fund was known as "Eaton Vance Information Age Fund."

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Global Growth Portfolio and Growth Portfolio were organized as Trusts under the laws of the state of New York on June 1, 1995 and May 1, 1992, respectively, and intend to be treated as partnerships for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of each Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-262-1122, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. Global Growth Portfolio has engaged BMR and Lloyd George as its investment advisers and Growth Portfolio has engaged BMR as its investment adviser.

As investment advisers to Global Growth Portfolio, BMR and Lloyd George manage the Portfolio's investments and provide related office facilities and personnel, subject to the supervision of the Board of Trustees of the Portfolio. The investment advisers are also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions.

The investment adviser of Growth Portfolio manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement with Growth Portfolio requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

Under the investment advisory agreement with Global Growth Portfolio, BMR and Lloyd George are entitled to receive a monthly advisory fee (divided equally) computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

Category    Average Daily Net Assets for the Month   Annual Fee Rate
--------    --------------------------------------   ---------------
   1        less than $500 million                       0.75%
   2        $500 million but less than $1 billion        0.70%
   3        $1 billion but less than $1.5 billion        0.65%
   4        $1.5 billion but less than $2 billion        0.60%
   5        $2 billion but less than $3 billion          0.55%
   6        $3 billion and over                          0.50%

For a description of the compensation that Growth Portfolio pays BMR, see the prospectus.

The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2004.

                                      Advisory Fee Paid for Fiscal Years Ended
                                      ----------------------------------------
 Portfolio     Net Assets at 8/31/04    8/31/04       8/31/03        8/31/02
 ---------     ---------------------    -------       -------        -------

Global Growth     $ 86,617,090         $748,081      $723,675     $1,308,505
   Growth          113,089,312          758,489       566,281        697,225

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Lloyd George and Messrs. Lloyd George and Edward K.Y. Chen (Trustees of Global Growth Portfolio) are not residents of the United States and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of Lloyd George and such individuals under the federal securities laws of the United States. Global Growth Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which Lloyd George and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Information About Lloyd George. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Hon. Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Tonnessan Amissah and Jill Virgil-Smith. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Canon's Court, 22 Victoria Street, Hamilton HM 12, Bermuda.

Administrative Services. Under Eaton Vance's management contract with Global Growth Fund and its administration agreement with Global Growth Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

Category   Average Daily Net Assets for the Month   Annual Fee Rate
--------   --------------------------------------   ---------------
   1       less than $500 million                     0.25000%
   2       $500 million but less than $1 billion      0.23333%
   3       $1 billion but less than $1.5 billion      0.21667%
   4       $1.5 billion but less than $2 billion      0.20000%
   5       $2 billion but less than $3 billion        0.18333%
   6       $3 billion and over                        0.16667%

As of August 31, 2004, the Global Growth Fund had net assets of $86,281,045. For the three fiscal years ended August 31, 2004, Eaton Vance earned management fees of $248,838, $240,824 and $362,246, respectively, equivalent to 0.25% of the Fund's average daily net assets for each year. As of August 31, 2004, the Global Growth Portfolio had net assets of $86,617,090. For the three fiscal years ended August 31, 2004, Eaton Vance earned administration fees of $249,351, $241,391 and $435,900, respectively, from Global Growth Portfolio, equivalent to 0.25% of the Portfolio's average daily net assets for each year.

Eaton Vance's management contract with Global Growth Fund and Administration Agreement with Global Growth Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of the Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

As indicated in the prospectus, Eaton Vance serves as administrator of Growth Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer Growth Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended August 31, 2004, Eaton Vance was paid or accrued $24,863 and $19,528 by the transfer agent for sub-transfer agency services performed on behalf of Global Growth Fund and Growth Fund, respectively.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of each investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by a Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with each investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a

Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by IBT (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Information Regarding Market Timing and Excessive Trading. The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Funds and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Funds and the principal underwriter have provided guidance concerning the Funds' market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Funds. The Funds and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases rccurring thereafter.

Conversion Feature. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton

Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Global Growth Fund's Class A shares (the "Global Growth Fund Class A Plan") pursuant to Rule 12b-1under the 1940 Act. The Global Growth Fund Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under a Class A Plan are limited to those permitted by a rule of the NASD.

The Global Growth Fund Class A Plan also provides that each Class A share will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Global Growth Fund Class A shares, see Appendix A.

The Trust has in effect a Service Plan (the "Growth Fund Class A Plan") for Growth Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Growth Fund Class A Plan provides that Class A shares of Growth Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Growth Fund Class A service fees are paid quarterly in arrears. For the service fees paid by Growth Fund Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by a Fund for each Class share sold and
(ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares.

Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by
it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997 for Class A, Class B and Class C shares of each Fund. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund's complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of each Portfolio's holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Each Fund's portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance's website and are available upon request at no additional cost by contacting Eaton Vance at 1-800-225-6265. Each Fund also will post a complete list of portfolio holdings (including the Portfolio's holdings) as of each calendar quarter end on the Eaton Vance website within 60 days of calendar quarter-end.

In addition to the disclosure of complete portfolio holdings, each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

The portfolio holdings of a Fund and other information concerning portfolio characteristics may be considered material, non-public information. Each Fund has adopted a general policy not to selectively disclose to any person the portfolio holdings and related information of a Fund. Each Fund's policy of preventing selective disclosure of portfolio holdings does not apply to: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements with securities lending agents, credit rating agencies, statistical ratings agencies, analytical service providers engaged by the investment adviser, proxy evaluation vendors, pricing services and translation services).

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund's portfolio holdings.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended August 31, 2004.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of Global Growth Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, Global Growth Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by Global Growth Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

The Growth Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of Growth Portfolio will consist of securities issued by foreign corporations, Growth Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a "U.S. person" within the meaning of the Code (a "foreign person") are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 (the "2004 Act") effective for taxable years of a Fund beginning after September 1, 2005 and through 2007, a Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by a Fund.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR and each Portfolio's investment advisers (each referred to herein as "the investment adviser"). Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser's obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In  the  event  that  the  investment  adviser  executes  Portfolio   securities
transactions with a broker-dealer on or after May 1, 2004 and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, Lloyd George generally does not expect to acquire Third Party Research with portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended August 31, 2004, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of research services in selecting a broker-dealer firm, provided it does not compromise the investment adviser's obligation to seek best overall execution.

                                                                                                   Commissions Paid
                                                                       Amount of Transactions       on Transactions
                                                                         Directed to Firms         Directed to Firms
             Brokerage Commissions Paid for the Fiscal Year Ended       Providing Research        Providing Research
             ----------------------------------------------------      ----------------------     ------------------
  Portfolio       8/31/04        8/31/03        8/31/02                       8/31/04                  8/31/04
  ---------       -------        -------        -------                       -------                  -------
Global Growth   $  158,842       $237,200     $  784,089                   $  2,579,660               $  6,449
   Growth        1,121,158        990,295      1,044,299                    518,858,740                932,164

                              FINANCIAL STATEMENTS


The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 2004, as previously filed electronically with the SEC:

                         Eaton Vance Global Growth Fund
                   (formerly Eaton Vance Information Age Fund)
                             Global Growth Portfolio
                      (formerly Information Age Portfolio)
                             Eaton Vance Growth Fund
                                Growth Portfolio
                      (Accession No. 0001047469-04-033141)

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) total sales charges paid by each Funds, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter,
(5) distribution  fees paid to the principal  underwriter under the Distribution
Plan, (6) total service fees paid by each Funds, (7) service fees paid to investment dealers, and (8) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                    Distribution                Service         Repurchase
                               Sales        Sales         CDSC          Fee                       Fees          Transaction
                             Charges to   Charges to     Paid to      Paid to        Total       Paid to        Fees Paid to
               Total Sales   Investment    Principal    Principal    Principal      Service     Investment      Principal
Fund           Charges Paid   Dealers     Underwriter  Underwriter  Underwriter    Fees Paid     Dealers        Underwriter
----           ------------  ----------   -----------  -----------  ------------   ---------     -------        -------------
Global Growth   $ 72,064     $ 65,932      $ 6,132       - 0 -       $113,643       $ 75,078     $ 69,368       $3,642.50
Growth           121,797      105,378       16,419       2,000          N/A          247,905      136,627       1,962.50

For the fiscal years ended August 31, 2003 and August 31, 2002, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

               August 31, 2003     August 31, 2003     August 31, 2002     August 31, 2002
                  Total Sales      Sales Charges to       Total Sales      Sales Charges to
Fund            Charges Paid    Principal Underwriter   Charges Paid    Principal Underwriter
----           ---------------  ---------------------  ---------------  ---------------------
Global Growth     $50,254              $5,495              $71,969            $8,957
Growth             48,632               6,877               42,033             4,279

Redemption Fees. Class A shares of Global Growth Fund generally are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within three months of the settlement of the purchase. For the fiscal year ended August 31, 2004, the Fund received redemption fees equal to $3,893 for Global Growth Fund.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Global Growth Fund                                                                 Length of Period Ended August 31, 2004

Average Annual Total Return:                                                       One Year     Five Years     Life of Fund
----------------------------                                                       --------     ----------     ------------
Before Taxes and Excluding Maximum Sales Charge                                      4.18%        -1.65%          7.76%
Before Taxes and Including Maximum Sales Charge                                     -1.78%        -2.81%          7.05%
After Taxes on Distributions and Excluding Maximum Sales Charge                      4.18%        -2.60%          6.43%
After Taxes on Distributions and Including Maximum Sales Charge                     -1.78%        -3.75%          5.72%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       2.71%        -1.71%          6.15%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge      -1.16%        -2.67%          5.51%
   Fund commenced operations September 18, 1995.

Growth Fund                                                                        Length of Period Ended August 31, 2004

Average Annual Total Return:                                                       One Year     Five Years     Ten Years
----------------------------                                                       --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                     -3.96%        -4.27%         5.80%
Before Taxes and Including Maximum Sales Charge                                     -9.42%        -5.40%         5.17%
After Taxes on Distributions and Excluding Maximum Sales Charge                     -3.96%        -5.24%         3.82%
After Taxes on Distributions and Including Maximum Sales Charge                     -9.42%        -6.36%        -3.20%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge      -2.58%        -3.63%         4.41%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge      -6.12%        -4.56%         3.85%

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

                       Eaton Vance Master Trust for Retirement Plans -
Global Growth Fund       Eaton Vance Management Profit Sharing Plan       Glastonbury, CT    10.3%
                       Merrill Lynch, Pierce, Fenner & Smith, Inc.        Jacksonville, FL    7.1%
                       Eaton Vance Master Trust for Retirement Plans -
                         Eaton Vance Management Savings Plan              Glastonbury, CT     5.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                Commission
                 Paid by                                                                         Service     Repurchase
                 Principal     Distribution       CDSC         Uncovered                           Fees      Transaction
                Underwriter    Fee Paid to       Paid to      Distribution                       Paid to     Fees Paid to
               to Investment    Principal       Principal   Charges (as a % of                  Investment   Principal
Fund              Dealers      Underwriter     Underwriter   Class Net Assets)   Service Fees    Dealers     Underwriter
----           --------------  -------------   -----------  ------------------   ------------   ----------   -------------
Global Growth     $23,875       $346,097         $85,000     $2,094,000 (6.2%)     $121,456      $116,416       $2,805
Growth             53,773        105,512          27,000        197,000 (1.8%)       36,034        29,426          860

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. For each Fund, total return prior to September 1, 1997 reflects the total return of a predecessor to Class B. For Growth Fund, total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Global Growth Fund                                                                 Length of Period Ended August 31, 2004

Average Annual Total Return:                                                       One Year     Five Years     Life of Fund
----------------------------                                                       --------     ----------     ------------
Before Taxes and Excluding Maximum Sales Charge                                      3.61%        -2.23%          7.29%
Before Taxes and Including Maximum Sales Charge                                     -1.39%        -2.56%          7.29%
After Taxes on Distributions and Excluding Maximum Sales Charge                      3.60%        -3.15%          6.11%
After Taxes on Distributions and Including Maximum Sales Charge                     -1.40%        -3.49%          6.11%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       2.34%        -2.17%          5.84%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge      -0.91%        -2.45%          5.84%
   Fund commenced operations September 18, 1995.

Growth Fund                                                                        Length of Period Ended August 31, 2004

Average Annual Total Return:                                                       One Year     Five Years     Ten Years
----------------------------                                                       --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                     -4.64%        -5.05%         4.96%
Before Taxes and Including Maximum Sales Charge                                     -9.41%        -5.37%         4.96%
After Taxes on Distributions and Excluding Maximum Sales Charge                     -4.64%        -5.59%         4.16%
After Taxes on Distributions and Including Maximum Sales Charge                     -9.41%        -5.93%         4.16%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge      -3.02%        -4.23%         4.18%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge      -6.12%        -4.50%         4.18%
   Fund commenced operations September 13, 1994.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Global Growth Fund    Merrill Lynch, Pierce, Fenner
                        & Smith, Inc.                 Jacksonville, FL    11.7%
Growth Fund           Merrill Lynch, Pierce, Fenner
                        & Smith, Inc.                 Jacksonville, FL     8.2%
                      Citigroup Global Markets, Inc.  New York, NY         5.4%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                Commission
                 Paid by                                                                         Service     Repurchase
                 Principal     Distribution       CDSC         Uncovered                           Fees      Transaction
                Underwriter    Fee Paid to       Paid to      Distribution                       Paid to     Fees Paid to
               to Investment    Principal       Principal   Charges (as a % of                  Investment   Principal
Fund              Dealers      Underwriter     Underwriter   Class Net Assets)   Service Fees    Dealers     Underwriter
----           --------------  -------------   -----------  ------------------   ------------   ----------   -------------
Global Growth     $98,677       $108,000          $  400     $2,910,000 (23.5%)    $36,000       $39,931       $995.00
Growth             34,089         46,564           2,000        643,000 (10.6%)     15,521        12,335        237.50

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. Total return for Global Growth Fund for the period prior to September 1, 1997 reflects the total return of a predecessor to Class C. For Global Growth Fund, total return prior to November 22, 1995 reflects the total return of Class B adjusted to reflect the Class C sales charge. Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. For Growth Fund, total return for the period prior to November 7, 1994 reflects the total return of Class A, adjusted to reflect the Class C sales charge. Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Global Growth Fund                                                                 Length of Period Ended August 31, 2004

Average Annual Total Return:                                                       One Year     Five Years     Life of Fund
----------------------------                                                       --------     ----------     ------------
Before Taxes and Excluding Maximum Sales Charge                                      3.58%        -2.23%          7.14%
Before Taxes and Including Maximum Sales Charge                                      2.58%        -2.23%          7.14%
After Taxes on Distributions and Excluding Maximum Sales Charge                      3.58%        -3.20%          6.00%
After Taxes on Distributions and Including Maximum Sales Charge                      2.58%        -3.20%          6.00%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       2.33%        -2.20%          5.74%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       1.68%        -2.20%          5.74%
   Fund commenced operations November 22, 1995.

Growth Fund                                                                        Length of Period Ended August 31, 2004

Average Annual Total Return:                                                       One Year     Five Years     Ten Years
----------------------------                                                       --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                     -4.60%        -5.06%         4.40%
Before Taxes and Including Maximum Sales Charge                                     -5.56%        -5.06%         4.40%
After Taxes on Distributions and Excluding Maximum Sales Charge                     -4.60%        -5.68%         3.35%
After Taxes on Distributions and Including Maximum Sales Charge                     -5.56%        -5.68%         3.35%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge      -2.99%        -4.24%         3.57%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge      -3.61%        -4.24%         3.57%
   Fund commenced operations November 7,1994.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Global Growth Fund    Merrill Lynch, Pierce, Fenner
                        & Smith, Inc.                 Jacksonville, FL    17.6%
Growth Fund           Merrill Lynch, Pierce, Fenner
                        & Smith, Inc.                 Jacksonville, FL     9.5%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          January 1, 2005




                              EATON VANCE WORLDWIDE
                              HEALTH SCIENCES FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                   Page                                    Page
Strategies and Risks                 2    Purchasing and Redeeming Shares   17
Investment Restrictions              6    Sales Charges                     19
Management and Organization          7    Performance                       21
Investment Advisory and                   Taxes                             23
 Administrative Services            14    Portfolio Securities
Other Service Providers             16     Transactions                     25
Calculation of Net Asset Value      17    Financial Statements              27


Appendix A: Class A Fees,                 Appendix C: Class C Fees,
 Performance and Ownership          28     Performance and Ownership        32
Appendix B: Class B Fees                  Appendix D: Class R Fees,
 Performance and Ownership          30     Performance and Ownership        34


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 2005, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.



(C) 2005 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.


American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer's country, as well as in the case of depositary receipts traded on non-U.S. markets, foreign exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.


Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Companies. The investment risk associated with emerging companies is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, this type of holding may need to be discounted from recent prices or disposed of over a long period of time. The prices of this type of security are often more volatile than those of larger companies which are often traded on a national securities exchange.

Illiquid Securities. The Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.


Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets.

Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.


Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. The Portfolio will not purchase options if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for such options held would be so invested.

Risks Associated With Derivative Instruments. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. A commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Repurchase Agreements. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

Lending Portfolio Securities. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

Equity Investments. Equity securities eligible for purchase include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; debt securities (limited to securities convertible into common stocks); warrants and other convertible instruments.

Convertible Securities. The Portfolio may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into or exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

Warrants. The Portfolio may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio's investment restrictions).

Temporary Investments. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. The Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Portfolio's rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Portfolio which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;

     (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (3)  Make  loans  to any  person  except  by (a)  the  acquisition  of debt
          securities  and  making  portfolio  investments,   (b)  entering  into
          repurchase agreements and (c) lending portfolio securities;

     (4) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (5)  Underwrite securities of other issuers;

     (6) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities; or

     (7) Invest in the securities of any one industry, except the medical research and health care industry (and except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets would be invested in the securities of such industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


The following nonfundamental investment policy has been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.


Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.


                          MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Mr. Isaly is 787 3rd Avenue, New York, NY 10017. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex       Other
                         Position(s) with the   Term of Office and   Principal Occupations(s)       Overseen By   Directorships
Name and Date of Birth     Trust/Portfolio      Length of Service     During Past Five Years        Trustee(1)        Held
----------------------   --------------------   ------------------   ------------------------      -------------  -------------
INTERESTED TRUSTEE

 JAMES B. HAWKES         Trustee                Trustee of the Trust  Chairman, President and          193        Director of EVC
 11/9/41                                        since 1989 and of the Chief Executive Officer of
                                                Portfolio since 1996  BMR, Eaton Vance, EVC and
                                                                      EV; Director of EV; Vice
                                                                      President and Director of
                                                                      EVD. Trustee and/or officer
                                                                      of 193 registered investment
                                                                      companies in the Eaton Vance
                                                                      Fund Complex.  Mr. Hawkes is
                                                                      an interested person because
                                                                      of his positions with BMR,
                                                                      Eaton Vance EVC and EV, which
                                                                      are affiliates of the Trust
                                                                      and the Portfolio.

                                       7

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex       Other
                         Position(s) with the   Term of Office and   Principal Occupations(s)       Overseen By   Directorships
Name and Date of Birth     Trust/Portfolio      Length of Service     During Past Five Years        Trustee(1)        Held
----------------------   --------------------   ------------------   ------------------------      -------------  -------------
NONINTERESTED TRUSTEES

 SAMUEL L. HAYES, III    Trustee                Trustee of the Trust  Jacob H. Schiff Professor of     193        Director of
 2/23/35                                        since 1989 and of the Investment Banking Emeritus,                Tiffany & Co.
                                                Portfolio since 1996  Harvard University Graduate                 (specialty
                                                                      School of Business                          retailer) and
                                                                      Administration.                             Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

 WILLIAM H. PARK         Trustee                Since 2003            President and Chief Executive    193        None
 9/19/47                                                              Officer, Prizm Capital
                                                                      Management, LLC (investment
                                                                      management firm) (since
                                                                      (2002). Executive Vice
                                                                      President and Chief
                                                                      Financial Officer, United
                                                                      Asset Management
                                                                      Corporation (a holding
                                                                      company owning institutional
                                                                      investment management firms)
                                                                      (1982-2001).

 RONALD A. PEARLMAN      Trustee                Since 2003            Professor of Law, Georgetown     193        None
 7/10/40                                                              University Law Center (since
                                                                      1999). Tax Partner, Covington
                                                                      & Burling, Washington, DC
                                                                      (1991-2000).

 NORTON H. REAMER        Trustee                Trustee of the Trust  President, Chief Executive       193        None
 9/21/35                                        since 1989 and of the Officer and a Director of
                                                Portfolio since 1996  Asset Management Finance
                                                                      Corp. (a specialty finance
                                                                      company serving the
                                                                      investment management
                                                                      industry) (since October
                                                                      2003). President, Unicorn
                                                                      Corporation (an investment
                                                                      and financial advisory
                                                                      services company) (since
                                                                      September 2000). Formerly,
                                                                      Chairman, Hellman, Jordan
                                                                      Management Co., Inc. (an
                                                                      investment management
                                                                      company) (2000-2003).
                                                                      Formerly, Advisory Director
                                                                      of Berkshire Capital
                                                                      Corporation (investment
                                                                      banking firm) (2002-2003).
                                                                      Formerly Chairman of the
                                                                      Board, United Asset
                                                                      Management Corporation (a
                                                                      holding company owning
                                                                      institutional investment
                                                                      management firms) and
                                                                      Chairman, President and
                                                                      Director, UAM Funds (mutual
                                                                      funds) (1980-2000).

 LYNN A. STOUT           Trustee                Since 1998            Professor of Law, University     193        None
 9/14/57                                                              of California at Los Angeles
                                                                      School of Law (since July
                                                                      2001). Formerly, Professor of
                                                                      Law, Georgetown University
                                                                      Law Center.

(1) Includes both master and feeder funds in a master-feeder structure. Principal Officers who are not Trustees

                         Position(s) with the   Term of Office and
Name and Date of Birth     Trust/Portfolio      Length of Service    Principal Occupations(s) During Past Five Years
----------------------   --------------------   ------------------   -----------------------------------------------

THOMAS E. FAUST JR.      President of the Trust Since 2002*          Executive Vice President of Eaton Vance, BMR, EVC and EV; Chief
5/31/58                                                              Investment Officer of Eaton Vance and BMR and Director of EVC.
                                                                     Chief Executive Officer of Belair Capital Fund LLC, Belcrest
                                                                     Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund
                                                                     LLC and Belrose Capital Fund LLC (private investment companies sponsored by Eaton Vance). Officer of 56 registered investment companies managed by Eaton Vance or BMR.

SAMUEL D. ISALY          President of the       Since 2002*          Managing Partner of OrbiMed Advisors LLC. Officer of 5
3/12/45                  Portfolio                                   registered investment companies managed by Eaton Vance or BMR.

GREGORY L. COLEMAN       Vice President of the  Since 2001           Partner of Atlanta Capital. Officer of 8 registered investment
10/28/49                 Trust                                       companies managed by Eaton Vance or BMR.

DUNCAN W. RICHARDSON     Vice President of the  Since 2002           Senior Vice President and Chief Equity Investment Officer of
10/26/57                                                             Eaton Vance and BMR. Officer of 45 registered investment
                                                                     companies managed by Eaton Vance or BMR.

JAMES A. WOMACK          Vice President of the  Since 2001           Vice President of Atlanta Capital. Officer of 8 registered
11/20/68                 Trust                                       investment companies managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL      Treasurer of the       Since 2002*          Vice President of Eaton Vance and BMR. Officer of 193
6/19/57                  Portfolio                                   registered investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER           Secretary              Since 1997           Vice President, Secretary and Chief Legal Officer of BMR, Eaton
10/10/40                                                             Vance, EVD, EV and EVC. Officer of 193 registered investment companies managed by Eaton Vance or BMR.
                                       8

JAMES L. O'CONNOR        Treasurer of the       Since 1989           Vice President of Eaton Vance, BMR and EVD. Officer of 115
3/13/61                  Trust                                       registered investment companies managed by Eaton Vance or BMR.

PAUL M. O'NEIL           Chief Compliance       Since 2004           Vice President of Eaton Vance and BMR. Officer of 193
7/11/53                  Officer                                     registered investment companies managed by Eaton Vance or BMR.

* Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999, Mr. Isaly served as Vice President of the Portfolio since 1996 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1996.


The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The former Contract Review Subcommittee of the Special Committee was comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. During the fiscal year ended August 31, 2004, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's purposes are to (i) oversee the Fund and Portfolio's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio's compliance with legal and regulatory requirements that relate to the Fund and Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended August 31, 2004, the Audit Committee convened four times.

Messrs.  Hayes  (Chair),  Park,  Pearlman and Reamer and Ms. Stout are currently members  of the  Special  Committee  of the Board of  Trustees  of the Trust and
Messrs. Hayes (Chair), Park, Pearlman and Reamer are members of the Special Committee of the Board of Trustees of each Portfolio. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or their affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act. On August 16, 2004, the Special Committee adopted a revised Special Committee Charter which eliminated the Contract Review Subcommittee, because it was determined that its function could be carried out by the full Special Committee. The members of the Contract Review Subcommittee were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended August 31, 2004, the Special Committee convened three times.

In considering the renewal of the investment advisory  agreement(s)  between the
Portfolio  and  the  investment   adviser,   the  Contract  Review  Subcommittee
considered, among other things, the factors set forth below.

     * An independent report comparing Portfolio advisory fees with those of comparable funds (in the case of a renewal);
     * An independent report comparing the expense ratio of the Portfolio and Fund to those of comparable funds;
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance and OrbiMed's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The  procedures  used  to  determine  the  fair  value  of the  Fund's assets;
     * The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to compliance efforts undertaken by Eaton Vance and OrbiMed on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
     * The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Contract Review Subcommittee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Contract Review Subcommittee considered the investment adviser's management capabilities with respect to the type(s) of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement(s). The Contract Review Subcommittee specifically noted the investment adviser's actions to expand its in-house equity research capabilities. The Contract Review Subcommittee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margin of the investment adviser in comparison with available industry data. The Contract Review Subcommittee considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Contract Review Subcommittee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to the Portfolio and the business reputation of the investment adviser, its financial resources and its professional liability insurance coverage. The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.


                                                                                                Aggregate Dollar Range of Equity
                                                                                               Securities Owned in All Registered
                                                          Dollar Range of Equity Securities      Funds Overseen by Trustee in the
                    Name of Trustee                              Owned in the Fund                  Eaton Vance Fund Complex
                   ---------------                              ------------------                 -------------------------
           Interested Trustees
             James B. Hawkes                                         over $100,000                       over $100,000
           Noninterested Trustees
             Samuel L. Hayes, III                                    over $100,000(1)                    over $100,000
             William H. Park                                        $10,001 - $50,000                    over $100,000
             Ronald A. Pearlman                                     $10,001 - $50,000                    over $100,000
             Norton H. Reamer                                           None                             over $100,000
             Lynn A. Stout                                              None                         $50,001 - $100,000

     (1) Reported figure includes 8,586 shares held in trust for the benefit of family members sharing the same household as Mr. Hayes.

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:


     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.


During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.


Trustees of the Portfolio who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.


The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended August 31, 2004, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz(6)  Samuel L. Hayes      William H. Park       Ronald A. Pearlman
----------------------  --------------------------  ---------------    ---------------       ------------------
      Trust(2)          $1,168                      $2,023                 $1,855               $1,954
      Portfolio         3,031                       5,238                  4,750                4,866
Trust and Fund Complex  160,000                     183,750                98,333(3)(4)         85,000(3)
Source of Compensation  Norton H. Reamer    Lynn A. Stout
----------------------  ----------------    -------------
      Trust(2)          $1,917              $2,069
      Portfolio         4,963               5,149
Trust and Fund Complex  170,833             167,000(5)

(1) As of January 1, 2005, the Eaton Vance fund complex consists of 193 registered investment companies or series thereof.
(2)  The Trust consisted of 8 Funds as of August 31, 2004.
(3)  Messrs.  Park and  Pearlman  became  Trustees  in June 2003.
(4)  Includes $60,920 of deferred compensation.
(5)  Includes $23,250 of deferred compensation.
(6)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

Organization. The Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Fund began offering Class R shares on August 1, 2003.


The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on March 26, 1996 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.


In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Information on how the Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Portfolio has engaged OrbiMed as its investment adviser. As investment adviser to the Portfolio, the adviser manages the Portfolio's investments and provides related office facilities and personnel, subject to the supervision of the Board of Trustees of the Portfolio. The investment adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions.


For a description of the compensation that the Portfolio pays OrbiMed, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2004.

                                  Advisory Fee Paid for Fiscal Years Ended
                                  ----------------------------------------
      August 31, 2004    August 31, 2004    August 31, 2003    August 31, 2002
      --------------     --------------     --------------     ---------------
      $2,505,399,866     $20,049,896        $15,719,349        $15,378,652

The performance fee adjustment to the advisory fee of the Portfolio is as follows: After 12 months, the basic advisory fee is subject to upward or downward adjustment depending upon whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the S&P 500 Index over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/ minus is 0.25%. One twelfth (1/12) of this adjustment is applied each month to the average daily net assets of the Portfolio over the entire performance period. This adjustment shall be based on a rolling period of up to and including the most recent 36 months. Portfolio performance shall be total return as computed under Rule 482 under the Securities Act of 1933.


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About OrbiMed. OrbiMed is a limited liability company whose managing member is Samuel D. Isaly. The officers of the investment adviser are Samuel D. Isaly, President and Sven H. Borho, Treasurer. The business address of the above individuals is 767 3rd Avenue, New York, NY 10017.


Administrative Services. Effective March 15, 2004, Eaton Vance agreed to reduce the management fee it charges the Fund and the administration fee that it charges the Portfolio. Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio, as the case may be, throughout the month in each Category as indicated below:

                     Category                        Average Daily Net Assets for the Month   Annual Fee Rate
                     --------                        --------------------------------------   ---------------
                         1                           less than $500 million                     0.25000%
                         2                           $500 million but less than $1 billion      0.23333%
                         3                           $1 billion but less than $1.5 billion      0.21667%
                         4                           $1.5 billion but less than $2 billion      0.20000%
                         5                           $2 billion but less than $2.5 billion      0.18333%
                         6                           $2.5 billion and over                      0.16667%

As of August 31, 2004, the Fund had net assets of $2,503,251,138. For the three fiscal years ended August 31, 2004, Eaton Vance earned management fees of $5,305,612, $4,012,935 and $4,262,293, respectively, equivalent to 0.22%, 0.23%
and 0.23%, respectively, of the Fund's average daily net assets for each year. In accordance with that certain Fee Reduction Agreement dated April 13, 2004, memorializing Eaton Vance's management fee reduction of March 15, 2004, which Agreement effectively amended Eaton Vance's Management Contract with the Fund, Eaton Vance reduced its fee in the amount of $7,143 for the year ended August 31, 2004.

As of August 31, 2004, the Portfolio had net assets of $2,505,399,866. For the three fiscal years ended August 31, 2004, Eaton Vance earned administration fees of $5,305,794, $4,011,629 and $4,347,245, respectively, from the Portfolio, equivalent to 0.22%, 0.23% and 0.23%, respectively, of the Portfolio's average daily net assets for each year. In accordance with that certain Fee Reduction Agreement dated April 13, 2004, memorializing Eaton Vance's administration fee reduction of March 15, 2004, which Agreement effectively amended Eaton Vance's Administration Agreement with the Portfolio, Eaton Vance reduced its fee in the amount of $7,195 for the year ended August 31, 2004.


Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of the Trust or the Portfolio who are not interested persons of the Trust, Portfolio or Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.


Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee. For the fiscal year ended August 31, 2004, Eaton Vance was paid or accrued $418,730 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H.

Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.


Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS


Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B, Class C and Class R shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B, Class C and Class R shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.


Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, is the independent registered public accounting firm of the Fund and Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.


Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the

Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


Conversion Feature. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A, Class C and Class R shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (a "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan for the Fund provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to 0.25% of Class A average daily net assets. The principal underwriter intends to use at least part of such fees from the the Fund to compensate investment dealers, including OrbiMed, for personal service rendered to the Fund shareholders and/or the maintenance of shareholder accounts. Aggregate payments to the principal underwriter under a Class A Plan are limited to those permitted by a rule of the NASD. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix D.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997 for Class A, Class B and Class C shares and June 16, 2003 for Class R shares. The Trustees of the Trust who are "interested" persons persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund's complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of the Portfolio's holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). The Fund's portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance's website and are available upon request at no additional cost by contacting Eaton Vance at 1-800-225-6265. The Fund also will post a complete list of its portfolio holdings (including the Portfolio's holdings) as of each calendar quarter end on the Eaton Vance website within 60 days of calendar quarter-end.

In addition to the disclosure of complete portfolio holdings, the Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

The portfolio holdings of the Fund and other information concerning portfolio characteristics may be considered material, non-public information. The Fund has adopted a general policy not to selectively disclose to any person the portfolio holdings and related information of the Fund. The Fund's policy of preventing selective disclosure of portfolio holdings does not apply to: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements with securities lending agents, credit rating agencies, statistical ratings agencies, analytical service providers engaged by the investment adviser, proxy evaluation vendors, pricing services and translation services).

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund's portfolio holdings.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended August 31, 2004.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Under current law, dividends (other than capital gain dividends) paid by the Fund to a person who is not a "U.S. person" within the meaning of the Code (a "foreign person") are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 (the "2004 Act") effective for taxable years of the Fund beginning after September 1, 2005 and through 2007, the Fund will no longer be required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR and the Portfolio's investment adviser (each referred to herein as "the investment adviser"). The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser's obligation to seek best overall execution for the Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In  the  event  that  the  investment  adviser  executes  Portfolio   securities
transactions with a broker-dealer on or after May 1, 2004 and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended August 31, 2004, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of research services in selecting a broker-dealer firm, provided it does not compromise the investment adviser's obligation to seek best overall execution.

                                   Amount of Transactions      Commissions Paid on
  Fiscal Year       Brokerage        Directed to Firms      Transactions Directed to
      End        Commission Paid     Providing Research     Firms Providing Research
  -----------    ---------------   ----------------------  -------------------------
August 31, 2004     $2,412,824         $1,294,044,871            $2,412,824
August 31, 2003     $2,021,648
August 31, 2002     $2,686,996

                              FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2004, as previously filed electronically with the SEC (Accession No. 0001047469-04-033141).

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter,
(5) distribution fees paid to the principal underwriter under the Distribution Plan, (6) distribution fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                  Repurchase
                                                                 Distribution    Service          Transaction
                          Sales            Sales        CDSC         Fee           Fees              Fees
                       Charges to       Charges to     Paid to     Paid to        Paid to           Paid to
Total Sales            Investment        Principal    Principal   Principal      Investment        Principal
Charges Paid            Dealers         Underwriter  Underwriter Underwriter      Dealers         Underwriter
------------            -------         -----------  ----------- -----------      -------         -----------
$6,353,181              $5,474,780       $878,401     $10,000     $2,914,317     $1,594,241       $68,952.50

For the fiscal years ended August 31, 2003 and August 31, 2002, total sales charges of $3,245,889 and $7,861,050, respectively, were paid on sales of Class A, of which the principal underwriter received $438,397 and $1,052,968, respectively. The balance of such amounts was paid to investment dealers.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                      Length of Period Ended August 31, 2004
Average Annual Total Return:          One   Year   Five Years       Ten Years
----------------------------         -----------   ----------      ----------
Before Taxes and Excluding Maximum
 Sales Charge                          5.56%          13.72%         17.97%
Before Taxes and Including Maximum
 Sales Charge                         -0.50%          12.38%         17.27%
After Taxes on Distributions and
 Excluding Maximum Sales Charge        5.56%          12.94%         16.32%
After Taxes on Distributions and
 Including Maximum Sales Charge       -0.50%          11.60%         15.62%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                          3.61%          11.73%         15.21%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                         -0.33%          10.52%         14.54%

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Charles Schwab & Co. Inc.                       San Francisco, CA       12.9%
Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         8.7%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid
   by Principal       Distribution Fee                             Uncovered Distribution                   Service Fees
  Underwriter to           Paid to             CDSC Paid to       Charges (as a % of Class    Service         Paid to
Investment Dealers  Principal Underwriter  Principal Underwriter         Net Assets)            Fees     Investment Dealers
------------------  ---------------------  ---------------------  ------------------------    -------    ------------------
   $3,994,455            $5,820,027             $2,040,000           $26,645,000 (3.5%)       $1,920,347      $1,627,512

Repurchase Transaction
     Fees Paid to
 Principal Underwriter
------------------------
   $35,507.50

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. The Fund's total return prior to September 1, 1997 reflects the total return of a predecessor to Class
B. Total return prior to September 23, 1996 reflects the total return of Class A, adjusted to reflect the Class B sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                      Length of Period Ended August 31, 2004
Average Annual Total Return:          One   Year   Five Years       Ten Years
----------------------------         -----------   ----------      ----------
Before Taxes and Excluding Maximum
 Sales Charge                           4.78%         12.86%         17.37%
Before Taxes and Including Maximum
 Sales Charge                          -0.22%         12.62%         17.37%
After Taxes on Distributions and
 Excluding Maximum Sales Charge         4.78%         11.94%         15.69%
After Taxes on Distributions and
 Including Maximum Sales Charge        -0.22%         11.68%         15.69%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                           3.11%         10.91%         14.65%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                          -0.14%         10.68%         14.65%
       Class B commenced operations September 23, 1996.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         12.7%
Morgan Stanley                                  Jersey City, NJ           5.9%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      Class C Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid
   by Principal       Distribution Fee                             Uncovered Distribution                   Service Fees
  Underwriter to           Paid to             CDSC Paid to       Charges (as a % of Class    Service         Paid to
Investment Dealers  Principal Underwriter  Principal Underwriter         Net Assets)            Fees     Investment Dealers
------------------  ---------------------  ---------------------  ------------------------    -------    ------------------
    $2,500,730            $3,549,700               $81,000            $42,400,000 (8.5%)      $1,183,233       $881,357

   Repurchase Transaction
        Fees Paid to
   Principal Underwriter
 ------------------------
    $21,577.50

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. The Fund's total return for the period prior to January 5, 1998 reflects the total return of Class A, adjusted to reflect the Class C sales charge. Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidiaries.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                      Length of Period Ended August 31, 2004
Average Annual Total Return:          One   Year   Five Years       Ten Years
----------------------------         -----------   ----------      ----------
Before Taxes and Excluding Maximum
 Sales Charge                           4.82%         12.87%          17.44%
Before Taxes and Including Maximum
 Sales Charge                           3.82%         12.87%          17.44%
After Taxes on Distributions and
 Excluding Maximum Sales Charge         4.82%         11.77%          15.59%
After Taxes on Distributions and
 Including Maximum Sales Charge         3.82%         11.77%          15.59%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                           3.13%         10.85%          14.63%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                           2.48%         10.85%          14.63%

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         24.3%
Citigroup Global Markets, Inc.                  New York, NY              6.4%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX D

                      Class R Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the period September 8, 2003 through August 31, 2004, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid, (3) service fees paid to investment dealers, and (4) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


             Distribution Fee                         Service Fees      Repurchase Transaction
                 Paid to            Total Service       Paid to             Fees Paid to
          Principal Underwriter      Fees Paid    Investment Dealers    Principal Underwriter
          ---------------------    -------------  ------------------  ------------------------
              $1,380                    $831              $805                 $52.50

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Total return prior to the date this Class of the Fund was first offered reflects the total return of the Fund's Class A shares. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class R total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                      Length of Period Ended August 31, 2004
Average Annual Total Return:          One   Year   Five Years       Ten Years
----------------------------         -----------   ----------      ----------
Before Taxes and Excluding Maximum
 Sales Charge                             5.44%       13.69%          17.95%
Before Taxes and Including Maximum
 Sales Charge                             4.44%       13.69%          17.95%
After Taxes on Distributions and
 Excluding Maximum Sales Charge           5.44%       12.91%          16.31%
After Taxes on Distributions and
 Including Maximum Sales Charge           4.44%       12.91%          16.31%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                             3.53%       11.70%          15.20%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                             2.88%       11.70%          15.20%
      Class A commenced operations July 26, 1985.

Control Persons and Principal Holders of Securities. At December 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.          Jacksonville, FL      33.2%
Circle Trust Company Cust. FBO Danbury Eye
  Physician & Surgeons                               Stamford, CT          14.7%
MCB Trust Services Cust. FBO T&J Enterprises, LLC    Denver, CO             6.5%
Union Bank of CA NA Trust Nominee FBO Parkway
  Bancorp 401K Plan                                  Costa Mesa, CA         5.1%


Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                           PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

  (a)(1) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (3) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and incorporated herein by reference.

     (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended effective September 17, 2004 filed herewith.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2)       mendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (3) Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No. 0000940394-02-000745) and
               incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 filed December 21, 2001 (Accession No. 0000940394-01-500575) and
               incorporated herein by reference.

     (2) Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

  (e)(1)(a) Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 filed December 20, 2001 (Accession No. 0000940394-01-500566) and
               incorporated herein by reference.

        (b) Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution Agreement effective December 10, 2001 filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 83 filed October 20, 2003 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 0000950156-95-000883) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (2)(a) Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

        (b) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

     (3) Transfer Agency Agreement dated as of July 31, 2003 filed as Exhibit (h)(3) to Post-Effective Amendment No. 82 filed July 31, 2003 (Accession No. 0000940394-03-000592) and incorporated herein by reference.

     (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3)  to  Post-Effective   Amendment  No.  45  of  Eaton  Vance
               Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

  (i)(1)       Opinion of Counsel  dated  January  22, 2004 filed as Exhibit No.
               (i) to Post-Effective Amendment No. 86 filed January 23, 2004 (Accession No. 0000940394-04-000018) and incorporated herein by reference.

     (2) Consent of Internal Counsel dated December 22, 2004 filed herewith.

  (j)(1) Consent of Independent Registered Public Accounting Firm for Eaton Vance Asian Small Companies Fund filed herewith.

     (2) Consent of Independent Registered Public Accounting Firm for Eaton Vance Greater China Growth Fund filed herewith.

     (3) Consent of Independent Registered Public Accounting Firm for Eaton Vance Growth Fund filed herewith.

     (4) Consent of Independent Registered Public Accounting Firm for Eaton Vance Global Growth Fund (formerly Eaton Vance Information Age Fund) filed herewith.

     (5) Consent of Independent Registered Public Accounting Firm for Eaton Vance Worldwide Health Sciences Fund filed herewith.

  (m)(1)(a) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

        (b) Amended Schedule A to Class A Service Plan dated October 20, 2003 filed as Exhibit (m)(1)(a) to Post-Effective Amendment No. 83 filed October 20, 2003 and incorporated herein by reference.

     (2) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

     (3) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (4)(a) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

       (b) Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective January 1, 1998 filed as Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 86 filed December 23, 2003 (Accession No. 0000940394-03-001267) and incorporated herein by reference.

     (5) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit
               (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001 (Accession No. 0000940394-01-500025) and incorporated herein by reference.

     (6)(a) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit
               (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

        (b) Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 filed as Exhibit (6)(b) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

  (n) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed February 26, 2004 (Accession No. 0000940394-04-000170) and incorporated herein by reference.

  (p)(1)       Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121 and 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

     (2) Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM Funds effective December 2004 filed herewith.

     (3) Amended and Restated Code of Ethics as of December 10, 2004 adopted by OrbiMed filed herewith.

     (4)       Code of Business  Conduct and Ethics  adopted by Atlanta  Capital
               Management   Company,   LLC  effective  November  6,  2004  filed
               herewith.

  (q)(1) Power of Attorney for Eaton Vance Growth Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

     (2) Power of Attorney for Worldwide Health Sciences Portfolio dated July 1, 2003 filed as Exhibit (q)(2)(c) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

     (3) Power of Attorney for Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

     (4) Power of Attorney for Global Growth Portfolio (formerly Information Age Portfolio) dated July 1, 2003 filed as Exhibit
               (q)(4) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

     (5) Power of Attorney for Asian Small Companies Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

     (6) Power of Attorney for Greater China Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

     (7) Power of Attorney for Large-Cap Growth Portfolio and Small-Cap Portfolio dated July 1, 2003 filed as Exhibit (q)(6)(a) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control

     Not applicable

Item 24. Indemnification

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 25. Business and Other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Eaton Vance (File No. 801-15930), BMR (File No. 801-43127), Lloyd
George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890), OrbiMed (File No. 801-34429) and Atlanta Capital Management Company LLC (File No. 801-52179) filed with the Commission, all of which are incorporated herein by reference.

Item 26. Principal Underwriters

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund
Eaton Vance Growth Trust
Eaton Vance Institutional Senior Floating-Rate Fund
Eaton Vance Investment Trust
Eaton Vance Municipals Trust
Eaton Vance Municipals Trust II
Eaton Vance Mutual Funds Trust
Eaton Vance Prime Rate Reserves
Eaton Vance Series Trust II
Eaton Vance Special Investment Trust
EV Classic Senior Floating-Rate Fund
Eaton Vance Variable Trust

     (b)

         (1)                           (2)                           (3)
 Name and Principal          Positions and Offices         Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        -------------------------           ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
     Randy Clark                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Kevin Darrow                 Vice President                     None
    Derek Devine                 Vice President                     None
   Todd Dickinson                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner          Vice President, Secretary              Secretary
                                    and Clerk
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
    Daniel Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
    Peter Hartman                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
  Joseph Hernandez               Vice President                     None
   Perry D. Hooker               Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Lindsey Kidder                Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
    Dave McDonald                Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
     Don Murphy                  Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
    James O'Brien                Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None

    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putman                 Vice President                     None
     James Queen                 Vice President                     None
    David Richman                Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
    Frank Sweeney                Vice President                     None
   Stefan Thielen                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
   Joseph Yasinski               Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None


------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)  Not applicable

Item 27. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited, OrbiMed Advisors LLC and Atlanta Capital Management Company, LLC.

Item 28. Management Services

     Not applicable

Item 29. Undertakings

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 22, 2004.

                                   EATON VANCE GROWTH TRUST


                                   By:  /s/ THOMAS E. FAUST JR.
                                        --------------------------------------
                                        Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on December 22, 2004.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas E. Faust Jr.
----------------------           President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ James L. O'Connor
---------------------   Treasurer (Principal Financial and Accounting Officer)
James L. O'Connor

James B. Hawkes*
--------------------                           Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
-------------------                            Trustee
Ronald A. Pearlman*

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
     ------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Asian Small Companies Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2004.

                                   ASIAN SMALL COMPANIES PORTFOLIO

                                   By:  HON. ROBERT LLOYD GEORGE*
                                        -----------------------------
                                        Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 22, 2004.

      SIGNATURE                                 TITLE
      ---------                                 -----

Hon. Robert Lloyd George*
--------------------------   President (Chief Executive Officer) and Trustee
Hon. Robert Lloyd George

/s/ William J. Austin, Jr.
--------------------------Treasurer (Principal Financial and Accounting Officer) William J. Austin, Jr.

Edward K.Y. Chen*
-----------------                              Trustee
Edward K.Y. Chen

James B. Hawkes*
-------------------                            Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
-------------------                            Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Greater China Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2004.

                                   GREATER CHINA GROWTH PORTFOLIO

                                   By:  HON. ROBERT LLOYD GEORGE*
                                        ------------------------------
                                        Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 22, 2004.

      SIGNATURE                                 TITLE
      ---------                                 -----

Hon. Robert Lloyd George*
------------------------    President (Chief Executive Officer) and Trustee
Hon. Robert Lloyd George

/s/ William J. Austin, Jr.
---------------------- Treasurer (Principal Financial and Accounting Officer) William J. Austin, Jr.

Edward K.Y. Chen*
-----------------                              Trustee
Edward K.Y. Chen

James B. Hawkes*
----------------                               Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
-------------------                            Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2004.

                                   GROWTH PORTFOLIO

                                   By:  /s/ DUNCAN W. RICHARDSON
                                        ---------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 22, 2004.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Duncan W. Richardson
------------------------         President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
--------------------------Treasurer (Principal Financial and Accounting Officer) William J. Austin, Jr.

James B. Hawkes*
----------------                               Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
----------------------                         Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Global Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2004.

                                   GLOBAL GROWTH PORTFOLIO

                                   By:  /s/ DUNCAN W. RICHARDSON
                                        --------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 22, 2004.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Duncan W. Richardson
------------------------         President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
--------------------------Treasurer (Principal Financial and Accounting Officer) William J. Austin, Jr.

Edward K.Y. Chen*
-----------------                              Trustee
Edward K.Y. Chen

James B. Hawkes*
----------------                               Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

Hon. Robert Lloyd George*
-------------------------                      Trustee
Hon. Robert Lloyd George

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
-------------------                            Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Worldwide Health Sciences Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2004.

                                   WORLDWIDE HEALTH SCIENCES PORTFOLIO

                                   By:  SAMUEL D. ISALY*
                                        ---------------------------
                                        Samuel D. Isaly, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 22, 2004.

      SIGNATURE                                 TITLE
      ---------                                 -----

Samuel D. Isaly*
----------------                 President (Chief Executive Officer)
Samuel D. Isaly

/s/ Barbara E. Campbell
----------------------- Treasurer (Principal Financial and Accounting Officer) Barbara E. Campbell

James B. Hawkes*
---------------------                          Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
-------------------                            Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
      ---------------------------------
         Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (a)(4) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, effective September 17, 2004

  (i)(2)       Consent of Internal Counsel dated December 22, 2004

  (j)(1) Consent of Independent Registered Public Accounting Firm for Eaton Vance Asian Small Companies Fund

     (2) Consent of Independent Registered Public Accounting Firm for Eaton Vance Greater China Growth Fund

     (3) Consent of Independent Registered Public Accounting Firm for Eaton Vance Growth Fund

     (4) Consent of Independent Registered Public Accounting Firm for Eaton Vance Global Growth Fund (formerly Eaton Vance Information Age Fund)

     (5) Consent of Independent Registered Public Accounting Firm for Eaton Vance Worldwide Health Sciences Fund


  (p)(2)       Code of Ethics - Lloyd George Management Group effective December
               2004

     (3)       Amended and  Restated  Code of Ethics as of December  10, 2004 of
               OrbiMed

     (4) Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective November 6, 2004